UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:

811-22175

ALPS ETF TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Erin D. Nelson, Esq., Secretary

ALPS ETF Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (303) 623-2577

Date of fiscal year end: November 30

Date of reporting period: December 1, 2013 – May 31, 2014

Item 1.	Report to Stockholders.

May 31, 2014

2014

SEMI-ANNUAL REPORT

ALPS ETF TRUST

table of

www.alpsfunds.com

Workplace Equality Portfolio
Performance Overview	May 31, 2014 (Unaudited)

Investment Objective

The Workplace Equality Portfolio (the “Fund”) seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Workplace Equality Index™ (ticker symbol LGBTEQLT) (the “Index”).

The Index is designed to provide a means of tracking the performance of companies which support workplace equality for lesbian, gay, bisexual and transgender (“LGBT”) employees. The Index consists of approximately 140 publicly traded stocks of U.S. and foreign companies which support equality for LGBT employees through their workplace practices, including non-discrimination policies regarding sexual orientation and gender identity and providing full benefits to for same-sex spouses, domestic partners and transgender individuals. The Index is compiled by Denver Investment Advisors LLC (“Denver Investments” or the “Index Provider”). The Index Provider uses publicly available lists and screening sources such as the Human Rights Campaign Corporate Equality Index®, National Gay & Lesbian Chamber of Commerce® Diversity Inc. Top 50®, or other screening sources, to identify companies with workplace policies that meet the Index’s criteria for equality for LGBT employees as described above (as well as market capitalization and liquidity requirements). The Index Provider also utilizes its own proprietary database for LGBT screening. The criteria are subject to change in response to changes in law.

Performance (as of May 31, 2014)

Since Inception^
Workplace Equality Portfolio – NAV	3.36%
Workplace Equality Portfolio – Market Price*	3.36%
Workplace Equality Index™	3.58%
S&P 500® Total Return Index	4.68%

Total Expense Ratio (per the current prospectus) 0.75%

Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than actual data quoted. Call 1.866.759.5679 or visit www.eqltfund.com for current month end performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund Commencement date is February 25, 2014. Total return for a period of less than one year is not annualized.

*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

The Fund is new with limited operating history.

The Workplace Equality IndexTM: an equal weighted index of companies that support lesbian, gay, bisexual and transgender (LGBT) equality in their workplace. For inclusion, a company must score 100% on the Human Rights Campaign Equality Index or, if not found in the Corporate Equality Index, have the verifiable characteristics that would earn them such a score.

The S&P 500® Index: an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy. Standard & Poor’s is the owner of the S&P Index data shown here and all trademarks and copyrights related thereto.

You cannot invest directly in an index.

The Fund invests in stocks of companies which meet the Index’s criteria for supporting workplace equality for LGBT employees. The trend of companies supporting workplace equality in this fashion is relatively recent, and there may be a limited number of companies which meet the Index’s criteria.

ALPS Portfolio Solutions Distributor, Inc. is the Distributor for the Workplace Equality Portfolio.

ALPS Portfolio Solutions Distributor, Inc. is the not affiliated with Denver Investments.

1   |  May 31, 2014

Workplace Equality Portfolio
Performance Overview	May 31, 2014 (Unaudited)

Top 10 Holdings* (as of May 31, 2014)
Apple, Inc.	0.7%
Pearson PLC, Sponsored ADR	0.7%
Electronic Arts, Inc.	0.7%
Exelon Corp.	0.7%
Alcoa, Inc.	0.7%
Cisco Systems, Inc.	0.7%
Hyatt Hotels Corp., Class A	0.7%
Marriott International, Inc., Class A	0.7%
Office Depot, Inc.	0.7%
Unilever NV, NY Shares	0.7%
Total % of Top 10 Holdings	7.0%

Sector Allocation* (as of May 31, 2014)
Consumer Discretionary	22.9%
Financials	22.3%
Information Technology	16.8%
Health Care	9.9%
Consumer Staples	9.7%
Industrials	8.7%
Utilities	3.3%
Materials	3.2%
Telecommunication Services	2.5%
Energy	0.7%
Total	100.0%

*	% of Total Investments.

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2014)

Comparison of Change in Value of $10,000 Investment in the Fund and the Index

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2   |  May 31, 2014

Workplace Equality Portfolio
Disclosure of Fund Expenses	May 31, 2014 (Unaudited)

Shareholder Expense Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2014.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/13	Ending Account Value 5/31/14	Expense Ratio(a)	Expenses Paid During Period 12/1/13 - 5/31/14(b)
Workplace Equality Portfolio Fund
Actual(c)	$1,000.00	$1,033.60	0.75%	$2.01
Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	0.75%	$3.78

(a)	Annualized, based on the Fund’s most recent fiscal half year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

(c)	Actual expenses paid during the period is based on the commencement of operations date of February 25, 2014.

3   |  May 31, 2014

Workplace Equality Portfolio
Schedule of Investments	May 31, 2014 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.55%)
Consumer Discretionary (22.77%)
Abercrombie & Fitch Co., Class A	794	$30,180
American Eagle Outfitters, Inc.	2,449	26,278
Barnes & Noble, Inc.(a)	1,488	26,992
Best Buy Co., Inc.	1,212	33,524
Caesars Entertainment Corp.(a)	1,307	23,827
Choice Hotels International, Inc.	675	30,382
Comcast Corp., Class A	619	32,312
Darden Restaurants, Inc.	635	31,826
Ford Motor Co.	1,984	32,617
GameStop Corp., Class A	815	30,848
Gap, Inc.	756	31,170
General Motors Co.	888	30,707
Groupon, Inc.(a)	3,729	21,927
Hyatt Hotels Corp., Class A(a)	581	35,534
Interpublic Group of Cos., Inc.	1,826	34,913
L Brands, Inc.	547	31,392
Marriott International, Inc., Class A	580	35,739
MGM Resorts International(a)	1,187	30,565
NIKE, Inc., Class B	392	30,149
Nordstrom, Inc.	496	33,758
Office Depot, Inc.(a)	6,884	35,245
Orbitz Worldwide, Inc.(a)	3,881	28,835
Pearson PLC, Sponsored ADR	1,887	37,042
Sears Holdings Corp.(a)	646	27,168
Sirius XM Holdings, Inc.(a)	9,322	30,576
Sony Corp., Sponsored ADR	1,779	28,784
Staples, Inc.	2,769	31,151
Starwood Hotels & Resorts Worldwide, Inc.	401	32,020
Target Corp.	525	29,799
Thomson Reuters Corp.	929	32,227
Time Warner Cable, Inc.	228	32,184
Time Warner, Inc.	471	32,890
TJX Cos., Inc.	516	28,096
Viacom, Inc., Class B	360	30,719
Walt Disney Co.	388	32,596
Whirlpool Corp.	216	31,007
Wyndham Worldwide Corp.	431	31,864
Wynn Resorts Ltd.	137	29,451

Total Consumer Discretionary		1,176,294

Consumer Staples (9.64%)
Avon Products, Inc.	2,122	30,323
Brown-Forman Corp., Class B	350	32,435
Campbell Soup Co.	702	32,222
Clorox Co.	359	32,174
Coca-Cola Co.	815	33,342
Diageo PLC, Sponsored ADR	263	33,871
General Mills, Inc.	614	33,727
Kellogg Co.	502	34,628
Kraft Foods Group, Inc.	566	33,654
Pepsi Co., Inc.	383	33,830
Procter & Gamble Co.	400	32,316
Safeway, Inc.	923	31,696
SUPERVALU, Inc.(a)	4,661	34,818
Unilever NV, NY Shares	818	35,509

Security Description	Shares	Value
Consumer Staples (continued)
Walgreen Co.	471	$33,870

Total Consumer Staples		498,415

Energy (0.64%)
Chevron Corp.	271	33,276

Total Energy		33,276

Financials (22.24%)
American Express Co.	342	31,293
American International Group, Inc.	622	33,632
Ameriprise Financial, Inc.	280	31,531
Aon PLC	366	32,918
Bank of America Corp.	1,748	26,465
Bank of Montreal	483	33,954
Bank of New York Mellon Corp.	900	31,104
Barclays PLC, Sponsored ADR	1,979	32,693
BlackRock, Inc.	104	31,710
Capital One Financial Corp.	422	33,292
CBRE Group, Inc., Class A(a)	1,128	33,660
Charles Schwab Corp.	1,102	27,781
Chubb Corp.	367	34,007
Citigroup, Inc.	624	29,684
Credit Suisse Group AG, Sponsored ADR	1,008	29,938
Deutsche Bank AG	699	28,330
Discover Financial Services	533	31,516
Goldman Sachs Group, Inc.	185	29,565
Hartford Financial Services Group, Inc.	883	30,596
HSBC Holdings PLC, Sponsored ADR	634	33,424
Huntington Bancshares, Inc.	3,129	29,006
JPMorgan Chase & Co.	521	28,952
KeyCorp	2,171	29,721
Marsh & McLennan Cos., Inc.	634	31,871
MetLife, Inc.	584	29,743
Moody’s Corp.	387	33,104
Morgan Stanley	955	29,471
Northern Trust Corp.	478	28,871
PNC Financial Services Group, Inc.	362	30,868
Progressive Corp.	1,315	32,914
Prudential Financial, Inc.	357	29,331
Sun Life Financial, Inc.	905	30,634
SunTrust Banks, Inc.	779	29,851
Toronto-Dominion Bank	680	33,721
UBS AG	1,506	30,316
US Bancorp	730	30,799
Wells Fargo & Co.	639	32,448

Total Financials		1,148,714

Health Care (9.84%)
Aetna, Inc.	415	32,183
Biogen Idec, Inc.(a)	90	28,743
Bristol-Myers Squibb Co.	574	28,551
Cardinal Health, Inc.	437	30,865
CareFusion Corp.(a)	770	33,056
Cigna Corp.	378	33,937
Eli Lilly & Co.	535	32,025

4   |  May 31, 2014

Workplace Equality Portfolio
Schedule of Investments	May 31, 2014 (Unaudited)

Security Description	Shares	Value
Health Care (continued)
GlaxoSmithKline PLC, Sponsored ADR	580	$31,285
Humana, Inc.	264	32,857
Johnson & Johnson	332	33,685
McKesson Corp.	169	32,049
Medtronic, Inc.	526	32,102
Merck & Co., Inc.	563	32,575
Novartis AG, Sponsored ADR	388	34,944
Pfizer, Inc.	982	29,097
UnitedHealth Group, Inc.	384	30,578

Total Health Care		508,532

Industrials (8.69%)
3M Co.	237	33,784
American Airlines Group, Inc.(a)	857	34,417
Boeing Co.	253	34,219
Cummins, Inc.	218	33,339
Danaher Corp.	419	32,862
General Electric Co.	1,240	33,220
Herman Miller, Inc.	998	31,207
Huron Consulting Group, Inc.(a)	467	31,700
Lockheed Martin Corp.	196	32,075
Navigant Consulting, Inc.(a)	1,693	28,493
Owens Corning	730	29,937
Raytheon Co.	318	31,027
Rockwell Automation, Inc.	255	30,875
United Technologies Corp.	276	32,078

Total Industrials		449,233

Information Technology (16.73%)
Accenture PLC, Class A	376	30,625
Alcatel-Lucent, Sponsored ADR	7,950	31,880
Apple, Inc.	59	37,347
Automatic Data Processing, Inc.	400	31,872
Booz Allen Hamilton Holding Corp.	1,424	31,513
Broadridge Financial Solutions, Inc.	840	34,457
CA, Inc.	971	27,858
Cisco Systems, Inc.	1,448	35,649
Corning, Inc.	1,613	34,357
eBay, Inc.(a)	548	27,800
Electronic Arts, Inc.(a)	1,036	36,396
EMC Corp.	1,130	30,013
Google, Inc., Class A(a)	26	14,863
Google, Inc., Class C(a)	26	14,585
Hewlett-Packard Co.	995	33,333
International Business Machines Corp.	167	30,788
Intuit, Inc.	388	30,765
Lexmark International, Inc., Class A	698	30,426
MasterCard, Inc., Class A	399	30,504
Microsoft Corp.	777	31,810
Nokia OYJ, Sponsored ADR	4,210	34,227
Oracle Corp.	816	34,288
QUALCOMM, Inc.	401	32,260
Salesforce.com, Inc.(a)	530	27,894
Symantec Corp.	1,498	32,941
Tech Data Corp.(a)	542	32,254
Xerox Corp.	2,858	35,296

Security Description	Shares	Value
Information Technology (continued)
Yahoo!, Inc.(a)	829	$28,725

Total Information Technology		864,726

Materials (3.20%)
Alcoa, Inc.	2,630	35,794
Dow Chemical Co.	623	32,471
Ecolab, Inc.	285	31,119
EI du Pont de Nemours & Co.	470	32,576
Monsanto Co.	275	33,509

Total Materials		165,469

Telecommunication Services (2.56%)
AT&T, Inc.	919	32,597
Sprint Corp.(a)	3,442	32,871
T-Mobile US, Inc.(a)	980	33,644
Verizon Communications, Inc.	663	33,123

Total Telecommunication Services		132,235

Utilities (3.24%)
Edison International	602	33,194
Exelon Corp.	998	36,756
PG&E Corp.	707	32,430
Portland General Electric Co.	979	32,376
Sempra Energy	326	32,714

Total Utilities		167,470

TOTAL COMMON STOCKS (Cost $5,000,852)		5,144,364

TOTAL INVESTMENTS (99.55%) (Cost $5,000,852)		$5,144,364

NET OTHER ASSETS AND LIABILITIES (0.45%)		23,366

NET ASSETS (100.00%)		$5,167,730

(a)	Non-income producing security.

Common Abbreviations:
ADR -	American Depositary Receipt.
AG -	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
Ltd. -	Limited.
NV -	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
OYJ -	Osakeyhtio is the Finnish equivalent of a public limited company.
PLC -	Public Limited Company.

See Notes to Financial Statements.

5   |  May 31, 2014

Workplace Equality Portfolio
Statement of Assets and Liabilities	May 31, 2014 (Unaudited)

ASSETS:
Investments, at value	$ 5,144,364
Cash	16,957
Foreign tax reclaims	455
Dividends receivable	9,187

Total Assets	5,170,963

LIABILITIES:
Payable to adviser	3,233

Total Liabilities	3,233

NET ASSETS	$ 5,167,730

NET ASSETS CONSIST OF:
Paid-in capital	$ 4,995,457
Accumulated net investment income	23,354
Accumulated net realized gain on investments	5,407
Net unrealized appreciation on investments	143,512

NET ASSETS	$ 5,167,730

INVESTMENTS, AT COST	$ 5,000,852

PRICING OF SHARES
Net Assets	$ 5,167,730
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	200,002
Net Asset Value, offering and redemption price per share	$ 25.84

See Notes to Financial Statements.

6   |  May 31, 2014

Workplace Equality Portfolio
Statement of Operations	For the Period February 25, 2014 (Commencement of Operations) to May 31, 2014 (Unaudited)

INVESTMENT INCOME:
Dividends(a)	$33,159

Total Investment Income	33,159

EXPENSES:
Investment adviser fees	9,805

Total Expense	9,805

NET INVESTMENT INCOME	23,354

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain on investments	5,407
Net change in unrealized appreciation on investments	143,512

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	148,919

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$172,273

(a)	Net of foreign tax withholding $788.

See Notes to Financial Statements.

7   |  May 31, 2014

Workplace Equality Portfolio
Statement of Changes in Net Assets

For the Period February 25, 2014 (Commencement of Operations) to May 31, 2014 (Unaudited)

OPERATIONS:
Net investment income	$23,354
Net realized gain on investments	5,407
Net change in unrealized appreciation on investments	143,512

Net increase in net assets resulting from operations	172,273

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	4,995,457

Net increase from capital share transactions	4,995,457

Net increase in net assets	5,167,730

NET ASSETS:
Beginning of period	–

End of period *	$5,167,730

*Including accumulated net investment income of:	$23,354

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	200,002

Shares outstanding, end of period	200,002

See Notes to Financial Statements.

8  |  May 31, 2014

Workplace Equality Portfolio
Financial Highlights	For a Share Outstanding Throughout the Period Presented

For the Period February 25, 2014 (Commencement of Operations) to May 31, 2014 (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.12
Net realized and unrealized gain	0.72

Total from investment operations	0.84

Net increase in net asset value	0.84

Net asset value, end of period	$25.84

TOTAL RETURN(b)	3.36%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$5,168

Ratio of expenses to average net assets	0.75%(c)
Ratio of net investment income to average net assets	1.79%(c)
Portfolio turnover rate(d)	4%

(a)	Based on average shares outstanding during the period.
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.
(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

9   |  May 31, 2014

Workplace Equality Portfolio
Notes to Financial Statements	May 31, 2014 (Unaudited)

1. ORGANIZATION

The ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2014, the Trust consisted of twenty-one separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the Workplace Equality Portfolio (the “Fund”). The investment objective of the Fund is to seek investment results that correspond generally, before fees and expenses, to the price and yield of the Workplace Equality Index™. The Fund commenced operations on February 25, 2014.

The Fund’s Shares (“Shares”) are listed on the New York Stock Exchange (“NYSE”) Arca. The Fund issues and redeems Shares at Net Asset Value (“NAV”) in blocks of 50,000 Shares, each of which is called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities included in a specified index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (the “NASDAQ”) exchange are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities.

B. Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability; including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

10   |  May 31, 2014

Workplace Equality Portfolio
Notes to Financial Statements	May 31, 2014 (Unaudited)

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities and Limited Partnerships, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2014:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$5,144,364	$–	$–	$5,144,364

TOTAL	$5,144,364	$–	$–	$5,144,364

* For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the period ended May 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

D. Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid annually or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

E. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end: accordingly, tax basis balances have not been determined as of May 31, 2014.

11   |  May 31, 2014

Workplace Equality Portfolio
Notes to Financial Statements	May 31, 2014 (Unaudited)

As of May 31, 2014, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Workplace Equality Portfolio Fund

Gross appreciation (excess of value over tax cost)	$251,122
Gross depreciation (excess of tax cost over value)	(110,768)

Net unrealized appreciation (depreciation)	$140,354

Cost of investments for income tax purposes	$5,004,010

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales.

F. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the period ended May 31, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Being that the Fund commenced operations on February 25, 2014, no tax returns have been filed as of the date of this report.

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) acts as the Fund’s investment adviser pursuant to an Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.75% of the Fund’s average daily net assets. From time to time, the Adviser may waive all or a portion of its fee.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the licensing fees to the Index provider, the cost of transfer agency, custody, fund administration, legal, audit and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all the Fund’s expenses and to compensate the Adviser for providing services for the Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Fund.

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $5,000, (2) a per meeting fee or $3,750, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.

12   |  May 31, 2014

Workplace Equality Portfolio
Notes to Financial Statements	May 31, 2014 (Unaudited)

4. PURCHASES AND SALES OF SECURITIES

For the period ended May 31, 2014, the cost of purchases and proceeds from sales of investment securities, excluding in-kind transactions and short-term investments, were as follows:

Fund	Purchases	Sales

Workplace Equality Portfolio Fund	$220,740	$208,854

For the period ended May 31, 2014, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales

Workplace Equality Portfolio Fund	$4,983,573	$–

Gains on in-kind transactions are not considered taxable for federal income tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

13   |  May 31, 2014

Workplace Equality Portfolio
Additional Information	May 31, 2014 (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

The Trust is required to disclose annually each Fund’s complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for each Fund also will be available at no charge upon request by calling 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203. Each Fund’s Form N-PX also is available on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund’s portfolio holdings with the SEC on Form N-Q. The Trust will also disclose a complete schedule of each Fund’s portfolio holdings with the SEC on Form N-CSR after its second and fourth quarters. Form N-Q and Form N-CSR for each Fund will be available on the SEC’s website at http://www.sec.gov. Each Fund’s Form N-Q and Form N-CSR may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-5850. Each Fund’s Form N-Q and Form N-CSR will be available without charge, upon request, by calling 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

14   |  May 31, 2014

Workplace Equality Portfolio
Board Considerations Regarding Approval of Investment Advisory Agreement	May 31, 2014 (Unaudited)

At an in-person meeting held on December 12, 2013 (the “Meeting”), the Board of Trustees of the Trust (the “Board”), including the Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act, as amended (the “1940 Act”) (the “Independent Trustees”), evaluated a proposal to approve the Advisory Agreement between the Trust and ALPS Advisors, Inc. (the “Adviser”) with respect to the Workplace Equality Portfolio (the “EQLT ETF”). The Independent Trustees also met separately to consider the Advisory Agreement.

In evaluating whether to approve the Advisory Agreement for the EQLT ETF, the Board considered numerous factors, as described below.

With respect to the nature, extent and quality of the services to be provided by the Adviser under the Advisory Agreement, representatives from the Adviser presented the Adviser’s material regarding consideration of the Advisory Agreement. The Independent Trustees noted that included in the Board materials were responses by the Adviser to a questionnaire drafted by legal counsel to the Trust to assist the Board in evaluating whether to approve the Advisory Agreement (the “15(c) Materials”). The Independent Trustees considered and reviewed information concerning the nature of the services proposed to be provided under the Advisory Agreement, the proposed investment parameters of the index for the EQLT ETF, financial information regarding the Adviser and its parent company, information describing the Adviser’s current organization and the background and experience of the persons who would be responsible for the day-to-day management of the EQLT ETF, descriptions of the Adviser’s compliance program, including measures taken by the Adviser to assist the EQLT ETF in complying with Rule 38a-1 under the 1940 Act and the nature and quality of services provided to other exchange-traded (“ETFs”), open-end and closed-end funds by the Adviser. Based upon their review, the Independent Trustees concluded that the Adviser was qualified to oversee the services to be provided by other service providers and that the services to be provided by the Adviser to the EQLT ETF are expected to be satisfactory.

At the Meeting, the Independent Trustees considered and approved an annual advisory fee of 0.75% of EQLT ETF’s average daily net assets. The Independent Trustees noted the services to be provided by the Adviser for the proposed annual advisory fee of 0.75% of EQLT ETF’s average daily net assets. The Independent Trustees noted that the advisory fees proposed for the EQLT ETF were unitary fees pursuant to which the Adviser will assume all expense of the EQLT ETF (including the cost of transfer agency, custody, fund administration, legal, audit and other services) other than payments under the Advisory Agreement, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Based on its review, the Independent Trustees concluded that the expected profitability of the EQLT ETF to the Adviser was not unreasonable.

The Independent Trustees also reviewed comparative fee information provided by Lipper Analytical Services (“Lipper”). The Independent Trustees noted that Lipper’s report contained information regarding comparisons of the proposed cost and expense structures of EQLT ETF with other funds’ cost and expense structures. The Independent Trustees noted the services to be provided by the Adviser for the annual advisory fee of 0.75% of the EQLT ETF’s average daily net assets. The Board also considered that the advisory fee was a unitary one and that, as set forth above, the Adviser had agreed to pay all of the EQLT ETF’s expenses (except for interest expenses, marketing fees, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the EQLT ETF’s business) out of the unitary fee. The Independent Trustees considered that, taking into account the impact of the EQLT ETF’s unitary advisory fee, the EQLT ETF’s expense ratio was expected to be higher than the median of its Lipper peer group. In reviewing the comparative fee information provided by Lipper, the Independent Trustees considered, among other things, the uniqueness of the EQLT ETF’s underlying index (and the fees charged by the index provider for licensing its index) and the Adviser’s view that “socially responsible” funds (which the Lipper peer group did not include) would be the EQLT ETF’s closest competitors in the marketplace. Based on the foregoing and the other information available to them, the Independent Trustees concluded that the advisory fee for EQLT ETF was reasonable under the circumstances and in light of the quality of services provided.

The Independent Trustees also considered other benefits that may be realized by the Adviser from its relationship with the EQLT ETF and concluded that the advisory fee was reasonable taking into account such benefits. The Independent Trustees considered the extent to which economies of scale would be realized as the EQLT ETF grows or surpasses its breakeven point and whether fee level reflects a reasonable sharing of such economies of scale for the benefit of the Fund’s investors. Because the EQLT ETF is newly organized, the Independent Trustees reviewed the unitary advisory fee proposed for EQLT ETF and anticipated expenses of the Fund and determined to review economies of scale in the future when the EQLT ETF had attracted assets.

Based on consideration of all factors deemed relevant, the Independent Trustees determined that approval of the Advisory Agreement was in the best interests of the EQLT ETF. The Independent Trustees did not identify any single factor or group of factors as all important or controlling and considered all factors together.

In voting to approve the Advisory Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Advisory Agreement are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.

15   |  May 31, 2014

Must be accompanied or preceded by a prospectus. Investors are reminded to read the prospectus carefully before investing.

ALPS Portfolio Solutions Distributor, Inc., distributor. ALPS Portfolio Solutions Distributor, Inc. is not affiliated with Denver Investments.

WEP000121

SEMI-ANNUAL REPORT

VelocityShares Emerging Markets DR ETF  |  EMDR

VelocityShares Russia Select DR ETF  |  RUDR

VelocityShares Emerging Asia DR ETF  |  ASDR

VelocityShares Tail Risk Hedged Large Cap ETF  |  TRSK

VelocityShares Volatility Hedged Large Cap ETF  |  SPXH

May 31, 2014

www.velocitysharesetfs.com

VelocityShares Emerging Markets DR ETF
Performance Overview	May 31, 2014 (Unaudited)

Investment Objective

The VelocityShares Emerging Markets DR ETF (“Exchange Traded Fund”) seeks to provide investment results that correspond generally, before fees and expenses, to the performance of the BNY Mellon Emerging Markets DR Index (the “Underlying Index”). The Underlying Index is an index designed to track the performance of depositary receipts of companies located in emerging markets. The Underlying Index is comprised of U.S. exchange-listed American Depositary Receipts (“ADRs”) and London Stock Exchange (“LSE”) traded Global Depositary Receipts (“GDRs”). The ETF will normally invest at least 90% of its total assets in depositary receipts constituting its Underlying Index. In addition, under normal circumstances, the ETF will invest at least 80% of its total assets in depositary receipts of issuers located in emerging markets.

Performance (as of May 31, 2014)

	6 Months	1 Year	Since Inception^
VelocityShares Emerging Markets DR ETF - NAV	1.01%	6.08%	4.41%
VelocityShares Emerging Markets DR ETF - Market Price*	11.34%	16.84%	7.93%
BNYM Emerging Markets DR TR Index	1.25%	6.45%	5.16%

Total Expense Ratio (per the current prospectus) 0.65%

^	The Fund commenced operations on April 8, 2013. Total return for a period of less than one year is not annualized.

*	Market Price is based on the midpoint of the bid/ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

BNY Mellon Emerging Markets DR Index: a capitalization-weighted Index that is designed to reflect the performance of a portfolio of emerging market-based US listed ADRs and LSE-traded GDRs that satisfy the Index’s coverage requirements. An investor cannot directly invest in an index.

“VelocityShares” and the VelocityShares logo are trademarks of VelocityShares Index & Calculation Services, a division of VelocityShares, LLC.

1   |  May 31, 2014

VelocityShares Emerging Markets DR ETF
Performance Overview	May 31, 2014 (Unaudited)

Top 10 Holdings* (as of May 31, 2014)

Samsung Electronics Co. Ltd., GDR	10.6%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	4.7%
China Mobile Ltd., Sponsored ADR	3.2%
Gazprom OAO, Sponsored ADR	3.0%
Baidu, Inc., Sponsored ADR	2.8%
Itau Unibanco Holding SA, ADR	2.4%
Hon Hai Precision Industry Co. Ltd., GDR	2.2%
AMBEV SA, ADR	2.0%
Petroleo Brasileiro SA, Series A, Sponsored ADR	1.9%
America Movil SAB de CV, Series L, ADR	1.9%
Total % of Top 10 Holdings	34.7%

*	% of Total Investments.

**	Less than 0.05%.

Future holdings are subject to change.

Country Allocation* (as of May 31, 2014)

South Korea	18.1%
Brazil	17.4%
China	16.7%
Russia	13.6%
Taiwan	9.7%
India	8.7%
Mexico	6.0%
South Africa	2.5%
Chile	2.2%
Colombia	1.0%
Turkey	0.8%
Argentina	0.7%
Indonesia	0.6%
Egypt	0.4%
Phillipines	0.4%
Nigeria	0.3%
Kazakhstan	0.3%
Peru	0.2%
United States	0.1%
Lebanon	0.1%
Oman	0.1%
Romania	0.1%
Ukraine	0.0%**
Total	100.0%

Growth of $10,000 (as of May 31, 2014)

Comparison of Change in Value of $10,000 Investment in the Fund and the Index

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2   |  May 31, 2014

VelocityShares Russia Select DR ETF
Performance Overview	May 31, 2014 (Unaudited)

Investment Objective

The VelocityShares Russia Select DR ETF (“Exchange Traded Fund”) seeks to provide investment results that correspond generally, before fees and expenses, to the performance of the BNY Mellon Russia Select DR Index (the “Underlying Index”). The Underlying Index is an index designed to track the performance of depositary receipts of companies located in Russia. The Underlying Index is comprised of U.S. exchange-listed American Depositary Receipts (“ADRs”) and London Stock Exchange (“LSE”) traded Global Depositary Receipts (“GDRs”). The ETF will normally invest at least 90% of its total assets in depositary receipts constituting its Underlying Index. In addition, under normal circumstances, the ETF will invest at least 80% of its total assets in depositary receipts of Russian issuers.

Performance (as of May 31, 2014)

	6 Months	1 Year	Since Inception^
VelocityShares Russia Select DR ETF - NAV	-9.59%	-1.26%	-3.98%
VelocityShares Russia Select DR ETF - Market Price*	10.14%	5.48%	1.44%
BNYM Russia Select DR TR Index	-9.42%	-2.81%	-3.54%

Total Expense Ratio (per the current prospectus) 0.65%

^	The Fund commenced operations on April 8, 2013. Total return for a period of less than one year is not annualized.

*	Market Price is based on the midpoint of the bid/ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

BNY Mellon Russia Select DR Index: a capitalization-weighted Index that is designed to reflect the performance of a portfolio of Russian-based US listed ADRs and LSE-traded GDRs that satisfy the Index’s coverage requirements. An investor cannot directly invest in an index.

“VelocityShares” and the VelocityShares logo are trademarks of VelocityShares Index & Calculation Services, a division of VelocityShares, LLC.

3   |  May 31, 2014

VelocityShares Russia Select DR ETF
Performance Overview	May 31, 2014 (Unaudited)

Top 10 Holdings* (as of May 31, 2014)

Gazprom OAO, Sponsored ADR	22.0%
Sberbank of Russia, Sponsored ADR	12.3%
Magnit OJSC, Sponsored GDR	5.9%
Tatneft OAO, Sponsored ADR	4.1%
VTB Bank OJSC, GDR	4.0%
Mobile Telesystems OJSC, Sponsored ADR	4.0%
MMC Norilsk Nickel OJSC, ADR	3.9%
Lukoil OAO, Sponsored ADR	3.9%
Rosneft OAO, GDR	3.6%
Surgutneftegas OAO, Sponsored ADR	3.5%
Total % of Top 10 Holdings	67.2%

*	% of Total Investments.

Future holdings are subject to change.

Country Allocation* (as of May 31, 2014)

Russia	98.5%
Cyprus	1.3%
United States	0.2%
Total	100.0%

Growth of $10,000 (as of May 31, 2014)

Comparison of Change in Value of $10,000 Investment in the Fund and the Index

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4   |  May 31, 2014

VelocityShares Emerging Asia DR ETF
Performance Overview	May 31, 2014 (Unaudited)

Investment Objective

The VelocityShares Emerging Asia DR ETF (“Exchange Traded Fund”) seeks to provide investment results that correspond generally, before fees and expenses, to the performance of the BNY Mellon Emerging Asia DR Index (the “Underlying Index”). The Underlying Index is an index designed to track the performance of depositary receipts of companies located in “emerging Asian” countries. The Underlying Index is comprised of U.S. exchange-listed American Depositary Receipts (“ADRs”) and London Stock Exchange (“LSE”) traded Global Depositary Receipts (“GDRs”). The ETF will normally invest at least 90% of its total assets in depositary receipts constituting its Underlying Index. In addition, under normal circumstances, the ETF will invest at least 80% of its total assets in depositary receipts of issuers located in emerging Asian markets.

Performance (as of May 31, 2014)

	6 Months	1 Year	Since Inception^
VelocityShares Emerging Asia DR ETF - NAV	5.31%	16.53%	17.19%
VelocityShares Emerging Asia DR ETF - Market Price*	7.84%	14.79%	18.68%
BNYM Emerging Asia DR TR Index	5.17%	15.81%	16.79%

Total Expense Ratio (per the current prospectus) 0.65%

^	The Fund commenced operations on April 8, 2013. Total return for a period of less than one year is not annualized.

*	Market Price is based on the midpoint of the bid/ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

BNY Mellon Emerging Asia DR Index: a capitalization-weighted Index that is designed to reflect the performance of a portfolio of emerging Asia-based US listed ADRs and LSE-traded GDRs that satisfy the Index’s coverage requirements. An investor cannot directly invest in an index.

“VelocityShares” and the VelocityShares logo are trademarks of VelocityShares Index & Calculation Services, a division of VelocityShares, LLC.

5   |  May 31, 2014

VelocityShares Emerging Asia DR ETF
Performance Overview	May 31, 2014 (Unaudited)

Top 10 Holdings* (as of May 31, 2014)

Samsung Electronics Co. Ltd., GDR	19.6%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	8.6%
China Mobile Ltd., Sponsored ADR	5.9%
Baidu, Inc., Sponsored ADR	5.2%
Hon Hai Precision Industry Co. Ltd., GDR	4.0%
Reliance Industries Ltd., Sponsored GDR	3.2%
CNOOC Ltd., ADR	3.1%
PetroChina Co. Ltd., ADR	2.9%
Samsung Electronics Co. Ltd., GDR (Preferred)	2.8%
Infosys Ltd., Sponsored ADR	2.8%
Total % of Top 10 Holdings	58.1%

*	% of Total Investments.

Future holdings are subject to change.

Country Allocation* (as of May 31, 2014)

South Korea	33.4%
China	30.7%
Taiwan	17.9%
India	16.1%
Indonesia	1.1%
Phillipines	0.7%
United States	0.1%
Total	100.0%

Growth of $10,000 (as of May 31, 2014)

Comparison of Change in Value of $10,000 Investment in the Fund and the Index

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

6   |  May 31, 2014

VelocityShares Tail Risk Hedged Large Cap ETF
Performance Overview	May 31, 2014 (Unaudited)

Investment Objective

The VelocityShares Tail Risk Hedged Large Cap ETF (“Exchange Traded Fund”) seeks to provide investment results that correspond generally, before fees and expenses, to the performance of the VelocityShares Tail Risk Hedged Large Cap Index (the “Underlying Index”). The Underlying Index is an index comprised of three large capitalization equity ETFs and two volatility related ETFs (“The Underlying Index ETFs”). The ETF will seek to achieve its investment objective by investing at least 80% of its total assets in Underlying Index ETFs. The ETF also intends to invest 15%, but may invest up to 20%, of its assets in swap agreements or other derivatives instead of investing directly in certain Underlying Index ETFs.

Performance (as of May 31, 2014)

	6 Months	Since Inception^
VelocityShares Tail Risk Hedged Large Cap ETF - NAV	3.93%	12.94%
VelocityShares Tail Risk Hedged Large Cap ETF - Market Price*	3.97%	13.02%
VelocityShares Tail Risk Hedged Large Cap Index	4.26%	13.52%

Total Expense Ratio (per the current prospectus) 0.71%

^	The Fund commenced operations on June 21, 2013. Total return for a period of less than one year is not annualized.

*	Market Price is based on the midpoint of the bid/ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

VelocityShares Tail Risk Hedged Large Cap Index: reflects the performance of a portfolio providing a target exposure of 85% to a large cap equity portfolio and a target exposure of 15% to a volatility strategy designed to hedge tail risk in the S&P 500®. An investor cannot directly invest in an index.

“VelocityShares” and the VelocityShares logo are trademarks of VelocityShares Index & Calculation Services, a division of VelocityShares, LLC.

7   |  May 31, 2014

VelocityShares Tail Risk Hedged Large Cap ETF
Performance Overview	May 31, 2014 (Unaudited)

Top Holdings* (as of May 31, 2014)

iShares® Core S&P 500® ETF	33.34%
Vanguard® S&P 500® ETF	33.34%
SPDR® S&P 500® ETF	33.32%
Total % of Top Holdings	100.00%

*	% of Total Investments.

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2014)

Comparison of Change in Value of $10,000 Investment in the Fund and the Index

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

8   |  May 31, 2014

VelocityShares Volatility Hedged Large Cap ETF
Performance Overview	May 31, 2014 (Unaudited)

Investment Objective

The VelocityShares Volatility Hedged Large Cap ETF (“Exchange Traded Fund”) seeks to provide investment results that correspond generally, before fees and expenses, to the performance of the VelocityShares Volatility Hedged LargeCap Index (the “Underlying Index”). The Underlying Index is an index comprised of three large capitalization equity ETFs and two volatility related ETFs (“The Underlying Index ETFs”). The ETF will seek to achieve its investment objective by investing at least 80 % of its total assets in Underlying Index ETFs. The ETF also intends to invest 15%, but may invest up to 20%, of its assets in swap agreements or other derivatives instead of investing directly in certain Underlying Index ETFs.

Performance (as of May 31, 2014)

	6 Months	Since Inception^
VelocityShares Volatility Hedged Large Cap ETF - NAV	5.23%	17.90%
VelocityShares Volatility Hedged Large Cap ETF - Market Price*	5.26%	18.02%
VelocityShares Volatility Hedged Large Cap Index	5.59%	18.56%

Total Expense Ratio (per the current prospectus) 0.71%

^	The Fund commenced operations on June 21, 2013. Total return for a period of less than one year is not annualized.

*	Market Price is based on the midpoint of the bid/ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

VelocityShares Volatility Hedged Large Cap Index: reflects the performance of a portfolio providing a target exposure of 85% to a large cap equity portfolio and a target exposure of 15% to a volatility strategy designed to hedge volatility risk in the S&P 500®. An investor cannot directly invest in an index.

“VelocityShares” and the VelocityShares logo are trademarks of VelocityShares Index & Calculation Services, a division of VelocityShares, LLC.

9   |  May 31, 2014

VelocityShares Volatility Hedged Large Cap ETF
Performance Overview	May 31, 2014 (Unaudited)

Top Holdings* (as of May 31, 2014)

Vanguard® S&P 500® ETF	33.34%
iShares® Core S&P 500® ETF	33.34%
SPDR® S&P 500® ETF	33.32%
Total % of Top Holdings	100.00%

*	% of Total Investments.

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2014)

Comparison of Change in Value of $10,000 Investment in the Fund and the Index

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

10   |  May 31, 2014

VelocityShares
Disclosure of Fund Expenses	May 31, 2014 (Unaudited)

Shareholder Expense Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2014.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/13	Ending Account Value 5/31/14	Expense Ratio(a)	Expenses Paid During Period 12/1/13 - 5/31/14(b)
VelocityShares Emerging Markets DR ETF
Actual	$1,000.00	$1,010.10	0.65%	$3.26
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28

VelocityShares Russia Select DR ETF
Actual	$1,000.00	$904.10	0.65%	$3.09
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28

VelocityShares Emerging Asia DR ETF
Actual	$1,000.00	$1,053.10	0.65%	$3.33
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28

VelocityShares Tail Risk Hedged Large Cap ETF
Actual	$1,000.00	$1,039.30	0.65%	$3.30
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28

VelocityShares Volatility Hedged Large Cap ETF
Actual	$1,000.00	$1,052.30	0.65%	$3.33
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28

(a)	Annualized, based on the Fund’s most recent fiscal half-year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

11   |  May 31, 2014

VelocityShares Emerging Markets DR ETF
Schedule of Investments	May 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (91.75%)
Argentina (0.71%)
Alto Palermo SA, ADR	2	$39
Banco Macro SA, ADR(a)	55	1,740
BBVA Banco Frances SA, ADR(a)	67	643
Cresud SACIF y A, Sponsored ADR	49	615
Empresa Distribuidora Y Comercializadora Norte, ADR(a)	14	137
Grupo Clarin SA, Class B, GDR(b)	50	295
Grupo Financiero Galicia SA, ADR	180	2,444
IRSA Inversiones y Representaciones SA, Sponsored ADR	34	532
Pampa Energia SA, Sponsored ADR(a)	82	728
Petrobras Argentina SA, ADR(a)	104	588
Telecom Argentina SA, Sponsored ADR	63	1,363
Transportadora de Gas del Sur SA, Sponsored ADR(a)	54	161
YPF SA, Sponsored ADR	302	9,024

Total Argentina		18,309

Brazil (11.02%)
AMBEV SA, ADR	7,230	50,899
Banco Bradesco SA, ADR	865	12,629
Banco Bradesco SA, ADR	3,354	46,788
Banco Santander Brasil SA, ADR	822	5,557
Braskem SA, Sponsored ADR	116	1,509
BRF - Brasil Foods SA, ADR	1,023	22,076
Centrais Eletricas Brasileiras SA, Sponsored ADR	426	1,269
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	534	5,228
Cia Energetica de Minas Gerais, Class C, Sponsored ADR	104	762
Cia Energetica de Minas Gerais, Sponsored ADR	1,138	7,989
Cia Siderurgica Nacional SA, Sponsored ADR	1,187	4,606
CPFL Energia SA, ADR	173	2,780
Embraer SA, ADR	258	9,350
Fibria Celulose SA, Sponsored ADR(a)	349	3,291
Gafisa SA, ADR	340	1,013
Gerdau SA, Sponsored ADR	1,400	8,316
Gol Linhas Aereas Inteligentes SA, ADR(a)	166	981
Oi SA, ADR	6,313	5,324
Oi SA, Class C, ADR	1,725	1,553
Petroleo Brasileiro SA, ADR	2,387	33,657
Telefonica Brasil SA, ADR	455	9,150
Tim Participacoes SA, ADR	249	6,783
Ultrapar Participacoes SA, Sponsored ADR	672	16,222

Security Description	Shares	Value

Brazil (continued)
Vale SA, Sponsored ADR	2,093	$26,686

Total Brazil		284,418

Chile (2.16%)
Banco de Chile, ADR	62	4,980
Banco Santander Chile, ADR	244	6,124
Cencosud SA, ADR	606	6,405
Cia Cervecerias Unidas SA, ADR	101	2,380
Corpbanca SA, ADR	183	3,298
Embotelladora Andina SA, Class A, ADR	51	1,012
Embotelladora Andina SA, Class B, ADR	50	1,262
Empresa Nacional de Electricidad SA, Sponsored ADR	171	7,539
Enersis SA, Sponsored ADR	606	9,817
Latam Airlines Group SA, Sponsored ADR	517	7,466
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	142	4,294
Vina Concha y Toro SA, Sponsored ADR	30	1,220

Total Chile		55,797

China (16.64%)
21Vianet Group, Inc., ADR(a)	78	2,103
500.com Ltd., Class A, ADR(a)	10	327
51job, Inc., ADR(a)	14	873
58.com, Inc., ADR(a)	30	1,206
Acorn International, Inc., ADR(a)	9	15
Actions Semiconductor Co. Ltd., ADR(a)	106	202
Agria Corp., ADR(a)	43	61
AirMedia Group, Inc., ADR(a)	67	140
Aluminum Corp. of China Ltd., ADR(a)	246	2,209
ATA, Inc., ADR(a)	10	53
Autohome, Inc., ADR(a)	20	694
AutoNavi Holdings Ltd., ADR(a)	43	896
Baidu, Inc., Sponsored ADR(a)	436	72,376
Bitauto Holdings Ltd., ADR(a)	28	1,166
Bona Film Group Ltd., Sponsored ADR(a)	87	537
Changyou.com Ltd., ADR(a)	17	459
Charm Communications, Inc., ADR(a)	10	45
China Digital TV Holding Co. Ltd., ADR	82	277
China Distance Education Holdings Ltd., ADR	14	252
China Eastern Airlines Corp. Ltd., ADR(a)	50	760
China Finance Online Co. Ltd., ADR(a)	19	62
China Hydroelectric Corp., ADR(a)	38	130
China Life Insurance Co. Ltd., ADR	786	31,935

12   |  May 31, 2014

VelocityShares Emerging Markets DR ETF
Schedule of Investments	May 31, 2014 (Unaudited)

Security Description	Shares	Value

China (continued)
China Lodging Group Ltd., Sponsored ADR(a)	28	$703
China Ming Yang Wind Power Group Ltd., ADR(a)	101	337
China Mobile Ltd., Sponsored ADR	1,665	81,685
China Nepstar Chain Drugstore Ltd., ADR	40	98
China New Borun Corp., ADR(a)	12	32
China Petroleum & Chemical Corp., ADR	404	36,481
China Southern Airlines Co. Ltd., Sponsored ADR	55	800
China Sunergy Co. Ltd., ADR(a)	8	27
China Techfaith Wireless Communication Technology Ltd., ADR(a)	57	74
China Telecom Corp. Ltd., ADR	216	10,951
China Unicom Hong Kong Ltd., ADR	710	10,622
China Xiniya Fashion Ltd., Sponsored ADR(a)	34	33
China Zenix Auto International Ltd., ADR(a)	23	53
ChinaCache International Holdings Ltd., Sponsored ADR(a)	22	313
CNinsure, Inc., ADR(a)	44	327
CNOOC Ltd., ADR	254	43,490
Concord Medical Services Holdings Ltd., Sponsored ADR	37	265
Country Style Cooking Restaurant Chain Co. Ltd., Sponsored ADR(a)	11	101
Ctrip.com International Ltd., ADR(a)	210	11,638
Daqo New Energy Corp., ADR(a)	6	162
E-Commerce China Dangdang, Inc., Class A, Sponsored ADR(a)	87	872
E-House China Holdings Ltd., ADR	111	1,046
eLong, Inc., Sponsored ADR(a)	4	58
Giant Interactive Group, Inc., ADR	156	1,835
Guangshen Railway Co. Ltd., Sponsored ADR	44	840
Hanwha SolarOne Co. Ltd., Sponsored ADR(a)	67	166
Home Inns & Hotels Management, Inc., ADR(a)	34	1,071
Huaneng Power International, Inc., Sponsored ADR	124	5,259
IFM Investments Ltd., ADR(a)	9	12
iSoftStone Holdings Ltd., ADR(a)	69	379
JA Solar Holdings Co. Ltd., ADR(a)	44	438
Jiayuan.com International Ltd., ADR	21	124
JinkoSolar Holding Co. Ltd., ADR(a)	38	1,065
Kingtone Wirelessinfo Solution Holding Ltd., ADR(a)	1	5
KongZhong Corp., ADR(a)	40	377

Security Description	Shares	Value

China (continued)
Ku6 Media Co. Ltd., Sponsored ADR(a)	21	$33
Le Gaga Holdings Ltd., ADR(a)	34	120
Lentuo International, Inc., Sponsored ADR(a)	18	49
LightInTheBox Holding Co. Ltd., ADR(a)	15	84
Mecox Lane Ltd., ADR(a)	7	35
Mindray Medical International Ltd., ADR	134	4,158
NetEase, Inc., ADR	114	8,112
New Oriental Education & Technology Group, Sponsored ADR	206	5,319
Noah Education Holdings Ltd., ADR(a)	22	61
Noah Holdings Ltd., Sponsored ADR(a)	27	369
NQ Mobile, Inc., ADR(a)	58	440
O2Micro International Ltd., ADR(a)	46	161
Ossen Innovation Co. Ltd., Sponsored ADR(a)	13	10
Perfect World Co. Ltd., Sponsored ADR	62	1,148
PetroChina Co. Ltd., ADR	336	39,950
Phoenix New Media Ltd., ADR(a)	52	514
Qihoo 360 Technology Co. Ltd., ADR(a)	120	11,020
Qunar Cayman Islands Ltd., ADR(a)	15	360
RDA Microelectronics, Inc., Sponsored ADR	28	474
ReneSola Ltd., ADR(a)	99	251
Renren, Inc., ADR(a)	211	713
Semiconductor Manufacturing International Corp., ADR(a)	732	3,074
Shanda Games Ltd., Sponsored ADR(a)	119	794
Sinopec Shanghai Petrochemical Co. Ltd., Sponsored ADR	55	1,354
Sky-mobi Ltd., Sponsored ADR(a)	15	110
SouFun Holdings Ltd., ADR	130	1,556
Sungy Mobile Ltd., ADR(a)	15	181
TAL Education Group, ADR(a)	53	1,218
Taomee Holdings Ltd., Sponsored ADR(a)	16	76
The9 Ltd., ADR(a)	29	67
Trina Solar Ltd., Sponsored ADR(a)	120	1,640
Vimicro International Corp., ADR(a)	30	107
Vipshop Holdings Ltd., ADR(a)	28	4,554
VisionChina Media, Inc., ADR(a)	5	90
WSP Holdings Ltd., ADR(a)	5	7
WuXi PharmaTech Cayman, Inc., ADR(a)	110	3,671
Xinyuan Real Estate Co. Ltd., ADR	151	584
Xueda Education Group, Sponsored ADR	45	219
Yanzhou Coal Mining Co. Ltd., Sponsored ADR	307	2,407
Yingli Green Energy Holding Co. Ltd., ADR(a)	166	561

13   |  May 31, 2014

VelocityShares Emerging Markets DR ETF
Schedule of Investments	May 31, 2014 (Unaudited)

Security Description	Shares	Value

China (continued)
Youku Tudou, Inc., ADR(a)	199	$3,881
YY, Inc., ADR(a)	22	1,432
Zuoan Fashion Ltd., Sponsored ADR	14	25

Total China		429,506

Colombia (0.96%)
Avianca Holdings SA, Sponsored ADR	20	318
Bancolombia SA, Sponsored ADR	183	10,199
Ecopetrol SA, Sponsored ADR	391	14,275

Total Colombia		24,792

Egypt (0.40%)
Commercial International Bank Egypt SAE, GDR(b)	1,401	6,725
Global Telecom Holding, GDR(a)(b)	822	3,017
Orascom Telecom Media And Technology Holding SAE, GDR(a)(b)	788	693

Total Egypt		10,435

India (8.71%)
Axis Bank Ltd., GDR(b)	359	11,233
Dr. Reddy’s Laboratories Ltd., ADR	130	5,344
GAIL India Ltd., GDR(b)	79	2,974
Great Eastern Energy Corp. Ltd., GDR(a)(b)	100	218
HDFC Bank Ltd., ADR	618	27,829
ICICI Bank Ltd., Sponsored ADR	451	22,401
Infosys Ltd., Sponsored ADR	763	39,241
Larsen & Toubro Ltd., GDR(b)	345	8,994
Mahindra & Mahindra Ltd., Sponsored GDR(b)	472	9,737
Ranbaxy Laboratories Ltd., Sponsored GDR(a)(b)	198	1,477
Rediff.Com India Ltd., ADR(a)	23	63
Reliance Industries Ltd., Sponsored GDR(c)	1,259	45,035
Reliance Infrastructure Ltd., GDR(b)	140	4,704
Sesa Sterlite Ltd., ADR	489	9,174
Sify Technologies Ltd., Sponsored ADR(a)	38	79
State Bank of India, GDR(b)	125	10,713
Tata Motors Ltd., Sponsored ADR	294	10,949
Tata Steel Ltd., GDR(b)	366	2,891
Wipro Ltd., ADR	930	10,360
WNS Holdings Ltd., ADR(a)	80	1,437

Total India		224,853

Indonesia (0.59%)
Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	351	15,332

Security Description	Shares	Value

Kazakhstan (0.31%)
Halyk Savings Bank of Kazakhstan JSC, GDR(b)	140	$1,492
Kazkommertsbank JSC, GDR(a)(b)	220	440
KazMunaiGas Exploration Production JSC, GDR(b)	258	3,630
KCell JSC, GDR(b)	80	1,247
Nostrum Oil & Gas LP, GDR(b)	95	1,225

Total Kazakhstan		8,034

Lebanon (0.13%)
BLOM Bank SAL, GDR(b)	108	1,004
Solidere, GDR(a)(b)	166	2,241

Total Lebanon		3,245

Mexico (6.01%)
America Movil SAB de CV, Series A, ADR	60	1,158
America Movil SAB de CV, Series L, ADR	2,470	47,745
Cemex SAB de CV, Sponsored ADR(a)	1,866	24,015
Coca-Cola Femsa SAB de CV, Sponsored ADR	61	7,035
Controladora Vuela Cia de Aviacion SAB de CV, ADR(a)	65	572
Empresas ICA SAB de CV, Sponsored ADR(a)	224	1,819
Fomento Economico Mexicano SAB de CV, Sponsored ADR	298	28,313
Gruma SAB de CV, Sponsored ADR(a)	86	3,608
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	29	866
Grupo Aeroportuario del Pacifico SAB de CV, ADR	68	4,213
Grupo Aeroportuario del Sureste SAB de CV, ADR	32	4,116
Grupo Financiero Santander Mexico SAB de CV, Class B, ADR	541	7,249
Grupo Simec SAB de CV, Sponsored ADR(a)	50	660
Grupo Televisa SAB, Sponsored ADR	611	20,652
Industrias Bachoco SAB de CV, Sponsored ADR	12	619
Ternium SA, Sponsored ADR	83	2,360

Total Mexico		155,000

Nigeria (0.32%)
Guaranty Trust Bank PLC, GDR(b)	913	8,299

Oman (0.08%)
BankMuscat SAOG, GDR(b)	300	2,010

Peru (0.24%)
Cementos Pacasmayo SAA, ADR	72	654

14   |  May 31, 2014

VelocityShares Emerging Markets DR ETF
Schedule of Investments	May 31, 2014 (Unaudited)

Security Description	Shares	Value

Peru (continued)
Cia de Minas Buenaventura SA, ADR	289	$3,089
Grana y Montero SA, Sponsored ADR	150	2,505

Total Peru		6,248

Phillipines (0.35%)
Philippine Long Distance Telephone Co., Sponsored ADR	136	8,915

Romania (0.04%)
Societatea Nationala de Gaze Naturale ROMGAZ SA, GDR(b)	100	1,075

Russia (13.58%)
Acron JSC, Sponsored GDR(a)(b)	100	343
AFI Development PLC, GDR(a)(b)	295	206
Chelyabinsk Zinc Plant, GDR(a)(b)	25	100
Cherkizovo Group OJSC, GDR(a)(b)	51	587
Etalon Group Ltd., GDR(a)(b)	186	872
Eurasia Drilling Co. Ltd., GDR(b)	74	2,213
Gazprom Neft OAO, Sponsored ADR	59	1,192
Gazprom OAO, Sponsored ADR	9,393	76,562
Global Ports Investments PLC, GDR(b)	94	1,026
Globaltrans Investment PLC, Sponsored GDR(b)	159	1,741
HALS-Development JSC, GDR(a)(b)	100	125
Hydraulic Machines and Systems Group PLC, GDR(b)	52	87
LSR Group, GDR(a)(b)	262	1,032
Lukoil OAO, Sponsored ADR	828	46,848
Magnit OJSC, Sponsored GDR(b)	461	26,830
Magnitogorsk Iron & Steel Works, Sponsored GDR(a)(b)	191	476
Mail.ru Group Ltd., GDR(a)(b)	149	5,072
MD Medical Group Investments PLC, GDR(b)	40	320
Mechel, Sponsored ADR(a)	215	415
MegaFon OAO, GDR(b)	145	4,354
MMC Norilsk Nickel OJSC, ADR	913	17,502
Mobile Telesystems OJSC, Sponsored ADR	793	14,663
NOMOS-BANK, GDR(a)(b)	65	797
Nord Gold NV, GDR(b)	66	113
NovaTek OAO, Sponsored GDR(b)	125	14,500
Novolipetsk Steel OJSC, GDR(a)(b)	133	1,827
Novorossiysk Commercial Sea Port PJSC, GDR(a)(b)	88	462
O’Key Group SA, GDR(b)	58	531
OTCPharm PJSC, (a)	65	1
Pharmstandard OJSC, GDR(a)(b)	65	624
Phosagro OAO, GDR(b)	127	1,482
PIK Group, GDR(a)(b)	449	1,172
QIWI PLC, Sponsored ADR	35	1,479
Ros Agro PLC, GDR(b)	46	253

Security Description	Shares	Value

Russia (continued)
Rosneft OAO, GDR(a)(b)	1,659	$10,820
Rostelecom OJSC, Sponsored ADR	281	4,013
RusHydro, JSC, ADR	2,000	3,836
Sberbank of Russia, Sponsored ADR(a)	4,312	43,314
Severstal OAO, GDR(b)	275	2,347
Sistema JSFC, Sponsored GDR(b)	273	7,821
Surgutneftegas OAO, Sponsored ADR	1,509	11,069
Tatneft OAO, Sponsored ADR	385	13,764
TCS Group Holding PLC, GDR(a)(b)	100	680
TMK OAO, GDR(b)	84	785
Uralkali OJSC, Sponsored GDR(b)	435	9,709
VimpelCom Ltd., Sponsored ADR	306	2,561
VTB Bank OJSC, GDR(b)	3,970	10,663
X5 Retail Group NV, GDR(a)(b)	155	3,131

Total Russia		350,320

South Africa (2.51%)
AngloGold Ashanti Ltd., Sponsored ADR(a)	633	9,995
DRDGOLD Ltd., Sponsored ADR	61	152
Gold Fields Ltd., Sponsored ADR	1,243	4,400
Harmony Gold Mining Co. Ltd., Sponsored ADR(a)	574	1,521
MiX Telematics Ltd., Sponsored ADR(a)	25	251
Sasol Ltd., Sponsored ADR	812	45,707
Sibanye Gold Ltd., Sponsored ADR	285	2,799

Total South Africa		64,825

South Korea (16.52%)
Gravity Co. Ltd., Sponsored ADR(a)	18	17
Hyundai Motor Co., GDR(b)	80	5,604
KB Financial Group, Inc., ADR	615	20,922
Korea Electric Power Corp., Sponsored ADR	813	15,642
KT Corp., Sponsored ADR	401	5,963
LG Display Co. Ltd., ADR(a)	695	9,188
LG Electronics, Inc., GDR(b)(c)	56	974
Lotte Shopping Co. Ltd., GDR(b)(c)	433	6,361
POSCO, ADR	497	35,183
Samsung Electronics Co. Ltd., GDR(b)	385	273,735
Shinhan Financial Group Co. Ltd., ADR	751	32,946
SK Telecom Co. Ltd., ADR	557	13,273
Woori Finance Holdings Co. Ltd. (Escrow), ADR(a)	182	724
Woori Finance Holdings Co. Ltd. (Escrow), ADR(a)	182	388
Woori Finance Holdings Co. Ltd., ADR(a)	152	5,294

Total South Korea		426,214

Taiwan (9.69%)
Acer, Inc., Sponsored GDR(a)(b)	826	2,635

15   |  May 31, 2014

VelocityShares Emerging Markets DR ETF
Schedule of Investments	May 31, 2014 (Unaudited)

Security Description	Shares	Value

Taiwan (continued)
Advanced Semiconductor Engineering, Inc., ADR	1,923	$12,384
AU Optronics Corp., Sponsored ADR(a)	1,401	5,240
China Steel Corp., Sponsored GDR(b)	968	15,943
Chunghwa Telecom Co. Ltd., ADR	595	18,951
Himax Technologies, Inc., ADR	178	1,180
Hon Hai Precision Industry Co. Ltd., GDR(b)	8,978	55,933
Silicon Motion Technology Corp., ADR	53	879
Siliconware Precision Industries Co., Sponsored ADR	918	7,252
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	5,875	120,790
United Microelectronics Corp., Sponsored ADR	3,809	8,761

Total Taiwan		249,948

Turkey (0.75%)
Turkcell Iletisim Hizmetleri AS, ADR(a)	496	7,688
Turkiye Garanti Bankasi AS, ADR	3,362	11,545

Total Turkey		19,233

Ukraine (0.03%)
Avangardco Investments Public Ltd., GDR(a)(b)	23	207
MHP SA, GDR(b)	37	546

Total Ukraine		753

TOTAL COMMON STOCKS (Cost $2,278,238)		2,367,561

PREFERRED STOCK (7.87%)
Argentina (0.03%)
Nortel Inversora SA, Series B, ADR	41	861

Brazil (6.29%)
Centrais Eletricas Brasileiras SA, Series B, ADR	357	1,546
Cia Brasileira de Distribuicao, Sponsored ADR	207	9,387
Cia Paranaense de Energia, Sponsored ADR	157	2,280
Itau Unibanco Holding SA, ADR	3,990	61,845
Petroleo Brasileiro SA, Series A, Sponsored ADR	3,258	48,642
Vale SA, Sponsored ADR	3,359	38,561

Total Brazil		162,261

Russia (0.00%)(d)
Mechel, Sponsored ADR	178	61

Security Description		Shares	Value

South Korea (1.55%)
Samsung Electronics Co. Ltd., GDR(b)		73	$40,004

TOTAL PREFERRED STOCK (Cost $218,799)			203,187

7 Day Yield		Shares	Value

SHORT TERM INVESTMENTS (0.14%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000% (e)	3,561	3,561

TOTAL SHORT TERM INVESTMENTS (Cost $3,561)			3,561

TOTAL INVESTMENTS (99.76%) (Cost $2,500,598)			$2,574,309

NET OTHER ASSETS AND LIABILITIES (0.24%)			6,105

NET ASSETS (100.00%)			$2,580,414

(a)	Non-income producing security.
(b)

These securities initially sold to other parties pursuant to Regulation S under the 1933 Act and subsequently resold to the Fund. As of May 31, 2014, the aggregate market values of these securities were $601,377, representing 23.31% of the Fund’s net assets.

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2014, the market values of these securities restricted under Rule 144A were $52,370, representing 2.03% of the Fund’s net assets.

(d)	Less than 0.005% of Net Assets.
(e)	Less than 0.0005%.

16   |  May 31, 2014

VelocityShares Emerging Markets DR ETF
Schedule of Investments	May 31, 2014 (Unaudited)

Common Abbreviations:

ADR	-	American Depositary Receipt.
AS	-	Anonim Sirket is the Turkish term for Incorporation.
GDR	-	Global Depositary Receipt.
JSC	-	Joint Stock Company.
JSFC	-	Joint Stock Financial Corporation.
LP	-	Limited Partnership.
Ltd.	-	Limited.
NV	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
OAO	-	Otkrytoe Aktsionernoe Obschestvo is the Russian term for Open Joint Stock Company.
OJSC	-	Open Joint Stock Company.
PJSC	-	Private Joint Stock Company.
PLC	-	Public Limited Company.
SA	-	Generally designates corporations in various countries, mostly those emloying the civil law.
SAA	-	Sociedad Anonima Abierta is the Peruvian term used for companies with 20 or more shareholders.
SAB	-	Sociedad Anonima Busatil is the Spanish term used for publicly held company.
SAB de CV	-	A variable capital company.
SACIF y A	-	Sociedad Anonima Comercial, Industrial, Financiera Y Agropecuaria.
SAE	-	Societe Anonyme Egyptienne is the French term for a Joint Stock Company in Egypt.
SAL	-	Societe Anonyme Libanaise is the French term for a Joint Stock Company in Lebanon.
SAOG	-	Societe Anonyme Omanaise Generale the term for an Open Joint Stock Company in Oman.
Tbk PT	-	Terbuka Perseroan Terbatas is an Indonesian term for a limited liability company.

See Notes to Financial Statements.

17   |  May 31, 2014

VelocityShares Russia Select DR ETF
Schedule of Investments	May 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.86%)
Banks (17.72%)
NOMOS-BANK, GDR(a)(b)	1,330	$16,306
Sberbank of Russia, Sponsored ADR(b)	28,563	286,915
TCS Group Holding PLC, GDR(a)(b)	2,270	15,436
VTB Bank OJSC, GDR(a)	34,611	92,965

Total Banks		411,622

Consumer Durables & Apparel (1.03%)
PIK Group, GDR(a)(b)	9,205	24,025

Energy (42.79%)
Eurasia Drilling Co. Ltd., GDR(a)	1,042	31,156
Gazprom Neft OAO, Sponsored ADR	1,005	20,301
Gazprom OAO, Sponsored ADR	62,674	510,856
Lukoil OAO, Sponsored ADR	1,599	90,471
NovaTek OAO, Sponsored GDR(a)	581	67,396
Rosneft OAO, GDR(a)(b)	12,944	84,421
Surgutneftegas OAO, Sponsored ADR	11,052	81,066
Tatneft OAO, Sponsored ADR	2,678	95,738
TMK OAO, GDR(a)	1,366	12,765

Total Energy		994,170

Food & Staples Retailing (8.17%)
Magnit OJSC, Sponsored GDR(a)	2,344	136,421
O’Key Group SA, GDR(a)	1,575	14,411
X5 Retail Group NV, GDR(a)(b)	1,933	39,047

Total Food & Staples Retailing		189,879

Materials (11.15%)
Mechel, Sponsored ADR(b)	4,312	8,322
MMC Norilsk Nickel OJSC, ADR	4,778	91,594
Novolipetsk Steel OJSC, GDR(a)(b)	1,824	25,062
Phosagro OAO, GDR(a)	3,361	39,223
Severstal OAO, GDR(a)	3,092	26,390
Uralkali OJSC, Sponsored GDR(a)	3,066	68,433

Total Materials		259,024

Real Estate (1.49%)
Etalon Group Ltd., GDR(a)(b)	4,036	18,929
LSR Group, GDR(a)(b)	3,974	15,654

Total Real Estate		34,583

Software & Services (3.44%)
Mail.ru Group Ltd., GDR(a)(b)	1,466	49,902
QIWI PLC, Sponsored ADR	711	30,040

Total Software & Services		79,942

Telecommunication Services (11.54%)
MegaFon OAO, GDR(a)	1,458	43,784
Mobile Telesystems OJSC, Sponsored ADR	5,019	92,801
Rostelecom OJSC, Sponsored ADR	2,319	33,116
Sistema JSFC, Sponsored GDR(a)	2,557	73,258

	Security Description	Shares	Value

	Telecommunication Services (continued)
	VimpelCom Ltd., Sponsored ADR	3,000	$25,110

	Total Telecommunication Services		268,069

	Transportation (0.88%)
	Globaltrans Investment PLC, Sponsored GDR(a)	1,863	20,400

	Utilities (1.65%)
	RusHydro, JSC, ADR	20,032	38,421

	TOTAL COMMON STOCKS (Cost $2,458,203)		2,320,135

	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (0.19%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000%(c)	4,326	4,326

TOTAL SHORT TERM INVESTMENTS (Cost $4,326)			4,326

TOTAL INVESTMENTS (100.05%) (Cost $2,462,529)			$2,324,461

NET LIABILITIES LESS OTHER ASSETS (-0.05%)			(1,032)

NET ASSETS (100.00%)			$2,323,429

(a)

These securities initially sold to other parties pursuant to Regulation S under the 1933 Act and subsequently resold to the Fund. As of May 31, 2014, the aggregate market values of these securities were $915,384, representing 39.40% of the Fund’s net assets.

(b)	Non-income producing security.
(c)	Less than 0.0005%.

Common Abbreviations:

ADR	-	American Depositary Receipt.
GDR	-	Global Depositary Receipt.
JSC	-	Joint Stock Company.
JSFC	-	Joint Stock Financial Corporation.
Ltd.	-	Limited.
NV	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
OAO	-	Otkrytoe Aktsionernoe Obschestvo is the Russian term for Open Joint Stock Company.
OJSC	-	Open Joint Stock Company.
PLC	-	Public Limited Company.
SA	-	Generally designates corporations in various countries, mostly those emloying the civil law.

See Notes to Financial Statements.

18   |  May 31, 2014

VelocityShares Emerging Asia DR ETF
Schedule of Investments	May 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (96.75%)
China (30.66%)
21Vianet Group, Inc., ADR(a)	501	$13,507
500.com Ltd., Class A, ADR(a)	58	1,897
51job, Inc., ADR(a)	92	5,734
58.com, Inc., ADR(a)	139	5,588
Acorn International, Inc., ADR(a)	50	81
Actions Semiconductor Co. Ltd., ADR(a)	681	1,301
Agria Corp., ADR(a)	276	389
AirMedia Group, Inc., ADR(a)	431	901
Aluminum Corp. of China Ltd., ADR(a)	1,577	14,161
ATA, Inc., ADR(a)	80	424
Autohome, Inc., ADR(a)	75	2,602
AutoNavi Holdings Ltd., ADR(a)	269	5,603
Baidu, Inc., Sponsored ADR(a)	2,760	458,160
Bitauto Holdings Ltd., ADR(a)	174	7,245
Bona Film Group Ltd., Sponsored ADR(a)	309	1,907
Changyou.com Ltd., ADR(a)	108	2,916
Charm Communications, Inc., ADR(a)	72	324
China Digital TV Holding Co. Ltd., ADR	512	1,731
China Distance Education Holdings Ltd., ADR	130	2,340
China Eastern Airlines Corp. Ltd., ADR(a)	385	5,852
China Finance Online Co. Ltd., ADR(a)	126	413
China Hydroelectric Corp., ADR(a)	251	861
China Life Insurance Co. Ltd., ADR	4,982	202,419
China Lodging Group Ltd., Sponsored ADR(a)	193	4,844
China Ming Yang Wind Power Group Ltd., ADR(a)	831	2,776
China Mobile Ltd., Sponsored ADR	10,572	518,662
China Nepstar Chain Drugstore Ltd., ADR	263	644
China New Borun Corp., ADR(a)	75	200
China Petroleum & Chemical Corp., ADR	2,580	232,974
China Southern Airlines Co. Ltd., Sponsored ADR	348	5,063
China Sunergy Co. Ltd., ADR(a)	85	285
China Techfaith Wireless Communication Technology Ltd., ADR(a)	300	387
China Telecom Corp. Ltd., ADR	1,379	69,915
China Unicom Hong Kong Ltd., ADR	4,451	66,587
China Xiniya Fashion Ltd., Sponsored ADR(a)	225	221
China Zenix Auto International Ltd., ADR(a)	154	356
ChinaCache International Holdings Ltd., Sponsored ADR(a)	141	2,005
CNinsure, Inc., ADR(a)	289	2,150

Security Description	Shares	Value

China (continued)
CNOOC Ltd., ADR	1,627	$278,575
Concord Medical Services Holdings Ltd., Sponsored ADR	93	667
Country Style Cooking Restaurant Chain Co. Ltd., Sponsored ADR(a)	63	580
Ctrip.com International Ltd., ADR(a)	1,291	71,547
Daqo New Energy Corp., ADR(a)	36	972
E-Commerce China Dangdang, Inc., Class A, Sponsored ADR(a)	577	5,782
E-House China Holdings Ltd., ADR	676	6,368
eLong, Inc., Sponsored ADR(a)	22	317
Giant Interactive Group, Inc., ADR	1,098	12,912
Guangshen Railway Co. Ltd., Sponsored ADR	284	5,419
Hanwha SolarOne Co. Ltd., Sponsored ADR(a)	411	1,019
Home Inns & Hotels Management, Inc., ADR(a)	225	7,090
Huaneng Power International, Inc., Sponsored ADR	806	34,182
IFM Investments Ltd., ADR(a)	85	110
iSoftStone Holdings Ltd., ADR(a)	489	2,685
JA Solar Holdings Co. Ltd., ADR(a)	304	3,025
Jiayuan.com International Ltd., ADR	139	823
JinkoSolar Holding Co. Ltd., ADR(a)	185	5,186
Kingtone Wirelessinfo Solution Holding Ltd., ADR(a)	6	32
KongZhong Corp., ADR(a)	239	2,254
Ku6 Media Co. Ltd., Sponsored ADR(a)	133	206
Le Gaga Holdings Ltd., ADR(a)	246	871
Lentuo International, Inc., Sponsored ADR(a)	115	310
LightInTheBox Holding Co. Ltd., ADR(a)	81	451
Mecox Lane Ltd., ADR(a)	42	209
Mindray Medical International Ltd., ADR	894	27,741
NetEase, Inc., ADR	732	52,089
New Oriental Education & Technology Group, Sponsored ADR	1,338	34,547
Noah Education Holdings Ltd., ADR(a)	130	359
Noah Holdings Ltd., Sponsored ADR(a)	177	2,418
NQ Mobile, Inc., ADR(a)	303	2,300
O2Micro International Ltd., ADR(a)	317	1,106
Ossen Innovation Co. Ltd., Sponsored ADR(a)	80	64
Perfect World Co. Ltd., Sponsored ADR	338	6,260
PetroChina Co. Ltd., ADR	2,139	254,327
Phoenix New Media Ltd., ADR(a)	345	3,412
Qihoo 360 Technology Co. Ltd., ADR(a)	762	69,974
Qunar Cayman Islands Ltd., ADR(a)	139	3,340
RDA Microelectronics, Inc., Sponsored ADR	257	4,351

19   |  May 31, 2014

VelocityShares Emerging Asia DR ETF
Schedule of Investments	May 31, 2014 (Unaudited)

Security Description	Shares	Value

China (continued)
ReneSola Ltd., ADR(a)	705	$1,791
Renren, Inc., ADR(a)	1,279	4,323
Semiconductor Manufacturing International Corp., ADR(a)	4,550	19,110
Shanda Games Ltd., Sponsored ADR(a)	723	4,822
Sinopec Shanghai Petrochemical Co. Ltd., Sponsored ADR	355	8,737
Sky-mobi Ltd., Sponsored ADR(a)	88	643
SouFun Holdings Ltd., ADR	845	10,115
Sungy Mobile Ltd., ADR(a)	68	821
TAL Education Group, ADR(a)	341	7,840
Taomee Holdings Ltd., Sponsored ADR(a)	120	571
The9 Ltd., ADR(a)	221	508
Trina Solar Ltd., Sponsored ADR(a)	757	10,348
Vimicro International Corp., ADR(a)	186	666
Vipshop Holdings Ltd., ADR(a)	167	27,164
VisionChina Media, Inc., ADR(a)	33	594
WSP Holdings Ltd., ADR(a)	40	56
WuXi PharmaTech Cayman, Inc., ADR(a)	708	23,626
Xinyuan Real Estate Co. Ltd., ADR	499	1,931
Xueda Education Group, Sponsored ADR	281	1,368
Yanzhou Coal Mining Co. Ltd., Sponsored ADR	1,962	15,382
Yingli Green Energy Holding Co. Ltd., ADR(a)	995	3,363
Youku Tudou, Inc., ADR(a)	1,301	25,370
YY, Inc., ADR(a)	139	9,050
Zuoan Fashion Ltd., Sponsored ADR	75	131

Total China		2,725,635

India (16.08%)
Axis Bank Ltd., GDR(b)	2,287	71,560
Dr. Reddy’s Laboratories Ltd., ADR	822	33,792
GAIL India Ltd., GDR(b)	515	19,390
Great Eastern Energy Corp. Ltd., GDR(a)(b)	475	1,035
HDFC Bank Ltd., ADR	3,950	177,868
ICICI Bank Ltd., Sponsored ADR	2,816	139,871
Infosys Ltd., Sponsored ADR	4,885	251,236
Larsen & Toubro Ltd., GDR(b)	2,224	57,980
Mahindra & Mahindra Ltd., Sponsored GDR(b)	2,991	61,704
Ranbaxy Laboratories Ltd., Sponsored GDR(a)(b)	1,267	9,452
Rediff.Com India Ltd., ADR(a)	133	364
Reliance Industries Ltd., Sponsored GDR(c)	8,017	286,768
Reliance Infrastructure Ltd., GDR(b)	918	30,845
Sesa Sterlite Ltd., ADR	3,149	59,075

Security Description	Shares	Value

India (continued)
Sify Technologies Ltd., Sponsored ADR(a)	248	$516
State Bank of India, GDR(b)	740	63,418
Tata Motors Ltd., Sponsored ADR	1,908	71,054
Tata Steel Ltd., GDR(b)	2,333	18,431
Wipro Ltd., ADR	5,873	65,425
WNS Holdings Ltd., ADR(a)	511	9,178

Total India		1,428,962

Indonesia (1.09%)
Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	2,214	96,708

Phillipines (0.64%)
Philippine Long Distance Telephone Co., Sponsored ADR	867	56,832

South Korea (30.43%)
Gravity Co. Ltd., Sponsored ADR(a)	118	113
Hyundai Motor Co., GDR(b)	512	35,866
KB Financial Group, Inc., ADR	3,867	131,555
Korea Electric Power Corp., Sponsored ADR	5,140	98,894
KT Corp., Sponsored ADR	2,588	38,483
LG Display Co. Ltd., ADR(a)	4,497	59,450
LG Electronics, Inc., GDR(b)(c)	322	5,600
Lotte Shopping Co. Ltd., GDR(b)(c)	2,814	41,338
POSCO, ADR	3,119	220,794
Samsung Electronics Co. Ltd., GDR(b)	2,441	1,735,551
Shinhan Financial Group Co. Ltd., ADR	4,807	210,883
SK Telecom Co. Ltd., ADR	3,565	84,954
Woori Finance Holdings Co. Ltd. (Escrow), ADR(a)	1,172	4,661
Woori Finance Holdings Co. Ltd. (Escrow), ADR(a)	1,172	2,501
Woori Finance Holdings Co. Ltd., ADR(a)	983	34,238

Total South Korea		2,704,881

Taiwan (17.85%)
Acer, Inc., Sponsored GDR(a)(b)	5,281	16,846
Advanced Semiconductor Engineering, Inc., ADR	12,233	78,781
AU Optronics Corp., Sponsored ADR(a)	9,005	33,679
China Steel Corp., Sponsored GDR(b)	6,121	100,813
Chunghwa Telecom Co. Ltd., ADR	3,806	121,221
Himax Technologies, Inc., ADR	1,110	7,359
Hon Hai Precision Industry Co. Ltd., GDR(b)	57,057	355,465
Silicon Motion Technology Corp., ADR	346	5,740
Siliconware Precision Industries Co., Sponsored ADR	5,967	47,139

20   |  May 31, 2014

VelocityShares Emerging Asia DR ETF
Schedule of Investments	May 31, 2014 (Unaudited)

Security Description		Shares	Value

Taiwan (continued)
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR		37,157	$763,948
United Microelectronics Corp., Sponsored ADR		24,167	55,584

Total Taiwan			1,586,575

TOTAL COMMON STOCKS (Cost $8,167,645)			8,599,593

PREFERRED STOCK (2.84%)
South Korea (2.84%)
Samsung Electronics Co. Ltd., GDR(b)		460	252,080

TOTAL PREFERRED STOCK (Cost $211,446)			252,080

7 Day Yield		Shares	Value

SHORT TERM INVESTMENTS (0.13%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000% (d)	11,680	11,680

TOTAL SHORT TERM INVESTMENTS (Cost $11,680)			11,680

TOTAL INVESTMENTS (99.72%) (Cost $8,390,771)			$8,863,353

NET OTHER ASSETS AND LIABILITIES (0.28%)			24,797

NET ASSETS (100.00%)			$8,888,150

(a)	Non-income producing security.
(b)

These securities initially sold to other parties pursuant to Regulation S under the 1933 Act and subsequently resold to the Fund. As of May 31, 2014, the aggregate market values of these securities were $2,877,374, representing 32.37% of the Fund’s net assets.

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2014, the market values of these securities restricted under Rule 144A were $333,706, representing 3.75% of the Fund’s net assets.

(d)	Less than 0.0005%.

Common Abbreviations:
ADR	-	American Depositary Receipt.
GDR	-	Global Depositary Receipt.
Ltd.	-	Limited
Tbk PT	-	Terbuka Perseroan Terbatas is an Indonesian term for a limited liability company.

 See Notes to Financial Statements.

21   |  May 31, 2014

VelocityShares Tail Risk Hedged Large Cap ETF
Schedule of Investments	May 31, 2014 (Unaudited)

Security Description	Shares	Value

EXCHANGE TRADED FUNDS (85.58%)
Equity Fund (85.58%)
iShares® Core S&P 500® ETF	38,610	$7,485,321
SPDR® S&P 500® ETF	38,838	7,481,364
Vanguard® S&P 500® ETF	42,402	7,486,921

Total Equity Fund		22,453,606

TOTAL EXCHANGE TRADED FUNDS (Cost $21,310,152)		22,453,606

TOTAL INVESTMENTS (85.58%) (Cost $21,310,152)		$22,453,606

NET OTHER ASSETS AND LIABILITIES (14.42%)(a)		3,784,535

NET ASSETS (100.00%)		$26,238,141

(a)	Includes cash, in the amount of $650,000, which is being held as collateral for total return swap contracts.

Common Abbreviations:
ETF	-	Exchange Traded Fund.
S&P	-	Standard and Poor’s.
SPDR	-	Standard and Poor’s Depositary Receipt.

TOTAL RETURN SWAP CONTRACTS(a)

Reference Obligation	Swap Counterparty	Rate Paid by the Fund	Termination Dates	Notional Amount	Unrealized Depreciation

S&P 500® VIX® Futures Tail Risk Index - Short Term	BNP Paribas	1.970%	02/03/2015	$172,625	$(45,292)
S&P 500® VIX® Futures Tail Risk Index - Short Term	BNP Paribas	1.970%	03/02/2015	17,692	(4,642)
S&P 500® VIX® Futures Tail Risk Index - Short Term	BNP Paribas	1.970%	08/04/2015	3,922,733	(246,700)

				$4,113,050	$(296,634)

(a)	The Fund receives monthly payments based on any positive monthly return of the Reference Obligation. The Fund makes payments on any negative monthly return of such Reference Obligation.

See Notes to Financial Statements.

22   |  May 31, 2014

VelocityShares Volatility Hedged Large Cap ETF
Schedule of Investments	May 31, 2014 (Unaudited)

Security Description	Shares	Value

EXCHANGE TRADED FUNDS (84.91%)
Equity Fund (continued) (84.91%)
iShares® Core S&P 500® ETF	48,936	$9,487,222
SPDR® S&P 500® ETF	49,223	9,481,827
Vanguard® S&P 500® ETF	53,742	9,489,225

Total Equity Fund		28,458,274

TOTAL EXCHANGE TRADED FUNDS (Cost $26,329,156)		28,458,274

TOTAL INVESTMENTS (84.91%) (Cost $26,329,156)		$28,458,274

NET OTHER ASSETS AND LIABILITIES (15.09%)(a)		5,055,946

NET ASSETS (100.00%)		$33,514,220

(a)	Includes cash, in the amount of $800,000, which is being held as collateral for total return swap contracts.

Common Abbreviations:
ETF	-	Exchange Traded Fund.
S&P	-	Standard and Poor’s.
SPDR	-	Standard and Poor’s Depositary Receipt.

TOTAL RETURN SWAP CONTRACTS(a)

Reference Obligation	Swap Counterparty	Rate Paid by the Fund	Termination Dates	Notional Amount	Unrealized Depreciation

S&P 500® VIX® Futures Variable Long/Short Index - Short Term	BNP Paribas	1.970%	02/03/2015	$698,096	$(16,340)
S&P 500® VIX® Futures Variable Long/Short Index - Short Term	BNP Paribas	1.970%	03/02/2015	14,634	(343)
S&P 500® VIX® Futures Variable Long/Short Index - Short Term	BNP Paribas	1.970%	04/01/2015	10,295	(241)
S&P 500® VIX® Futures Variable Long/Short Index - Short Term	BNP Paribas	1.970%	08/04/2015	4,499,632	(105,319)

				$5,222,657	$(122,243)

(a)	The Fund receives monthly payments based on any positive monthly return of the Reference Obligation. The Fund makes payments on any negative monthly return of such Reference Obligation.

See Notes to Financial Statements.

23   |  May 31, 2014

VelocityShares
Statements of Assets and Liabilities	May 31, 2014 (Unaudited)

	VelocityShares Emerging Markets DR ETF	VelocityShares Russia Select DR ETF	VelocityShares Emerging Asia DR ETF	VelocityShares Tail Risk Hedged Large Cap ETF	VelocityShares Volatility Hedged Large Cap ETF

ASSETS:
Investments, at value	$2,574,309	$2,324,461	$8,863,353	$22,453,606	$28,458,274
Cash	487	–	510	3,467,912	4,439,651
Deposit with broker for total return swaps	–	–	–	650,000	800,000
Dividends receivable	7,242	193	30,077	–	–

Total assets	2,582,038	2,324,654	8,893,940	26,571,518	33,697,925

LIABILITIES:
Foreign currency due to custodian (Cost $208, $–, $990, $– and $–)	211	–	1,003	–	–
Payable due to broker for total return swap contracts	–	–	–	22,480	43,602
Unrealized depreciation on total return swap contracts	–	–	–	296,634	122,243
Payable to adviser	1,413	1,225	4,787	14,263	17,860

Total liabilities	1,624	1,225	5,790	333,377	183,705

NET ASSETS	$2,580,414	$2,323,429	$8,888,150	$26,238,141	$33,514,220

NET ASSETS CONSIST OF:
Paid-in capital	$2,496,049	$2,504,089	$8,296,203	$25,487,565	$31,556,235
Accumulated net investment income/(loss)	17,382	(1,271)	54,757	(20,836)	(15,489)
Accumulated net realized gain/(loss) on investments and foreign currency transactions	(6,725)	(41,321)	64,621	(75,408)	(33,401)
Net unrealized appreciation/(depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	73,708	(138,068)	472,569	846,820	2,006,875

NET ASSETS	$2,580,414	$2,323,429	$8,888,150	$26,238,141	$33,514,220

INVESTMENTS, AT COST	$2,500,598	$2,462,529	$8,390,771	$21,310,152	$26,329,156

PRICING OF SHARES
Net Assets	$2,580,414	$2,323,429	$8,888,150	$26,238,141	$33,514,220
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	50,001	50,001	150,001	950,002	1,150,002
Net Asset Value, offering and redemption price per share	$51.61	$46.47	$59.25	$27.62	$29.14

See Notes to Financial Statements.

24   |  May 31, 2014

VelocityShares
Statements of Operations	For the Six Months Ended May 31, 2014 (Unaudited)

	VelocityShares Emerging Markets DR ETF	VelocityShares Russia Select DR ETF	VelocityShares Emerging Asia DR ETF	VelocityShares Tail Risk Hedged Large Cap ETF	VelocityShares Volatility Hedged Large Cap ETF

INVESTMENT INCOME:
Dividends(a)	$28,854	$6,868	$94,106	$99,087	$157,840

Total Investment Income	28,854	6,868	94,106	99,087	157,840

EXPENSES:
Investment adviser fees	7,933	7,494	33,550	45,247	77,383

Total Expenses	7,933	7,494	33,550	45,247	77,383

NET INVESTMENT INCOME/(LOSS)	20,921	(626)	60,556	53,840	80,457

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) on investments	(2,891)	(23,501)	78,350	7,294	48,503
Net realized loss on total return swap contracts	–	–	–	(23,135)	(81,497)
Net realized loss on foreign currency transactions	(1)	–	(6)	–	–
Net change in unrealized appreciation/(depreciation) on investments	7,617	(222,484)	(64,164)	1,007,176	1,482,004
Net change in unrealized depreciation on total return swap contracts	–	–	–	(258,350)	(140,591)
Net change in unrealized depreciation on translation of assets and liabilities denominated in foreign currencies	(3)	–	(13)	–	–

NET REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS	4,722	(245,985)	14,167	732,985	1,308,419

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$25,643	$(246,611)	$74,723	$786,825	$1,388,876

(a)	Net of foreign tax withholding ($2,783, $1,281, $18,294, $0, and $0, respectively).

See Notes to Financial Statements.

25   |  May 31, 2014

VelocityShares
Statements of Changes in Net Assets

	VelocityShares Emerging Markets DR ETF		VelocityShares Russia Select DR ETF

	For the Six Months Ended May 31, 2014 (Unaudited)	For the Period April 8, 2013 (commencement of operations) to November 30, 2013	For the Six Months Ended May 31, 2014 (Unaudited)	For the Period April 8, 2013 (commencement of operations) to November 30, 2013

OPERATIONS:
Net investment income/(loss)	$20,921	$39,848	$(626)	$65,775
Net realized loss on investments and foreign currency transactions	(2,892)	(19,977)	(23,501)	(130,830)
Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	7,614	66,094	(222,484)	84,416

Net increase/(decrease) in net assets resulting from operations	25,643	85,965	(246,611)	19,361

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(6,821)	(36,566)	(4,711)	(61,709)

Total distributions	(6,821)	(36,566)	(4,711)	(61,709)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	–	5,000,050	–	5,000,050
Cost of shares redeemed	–	(2,487,857)	–	(2,382,951)

Net increase from share transactions	–	2,512,193	–	2,617,099

Net increase/(decrease) in net assets	18,822	2,561,592	(251,322)	2,574,751

NET ASSETS
Beginning of period	2,561,592	–	2,574,751	–

End of period *	$2,580,414	$2,561,592	$2,323,429	$2,574,751

*Including accumulated net investment income/(loss) of:	$17,382	$3,282	$(1,271)	$4,066

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS
Beginning shares	50,001	–	50,001	–
Shares sold	–	100,001	–	100,001
Shares redeemed	–	(50,000)	–	(50,000)

Shares outstanding, end of period	50,001	50,001	50,001	50,001

See Notes to Financial Statements.

26   |  May 31, 2014

VelocityShares
Statements of Changes in Net Assets

	VelocityShares Emerging Asia DR ETF		VelocityShares Tail Risk Hedged Large Cap ETF

	For the Six Months Ended May 31, 2014 (Unaudited)	For the Period April 8, 2013 (commencement of operations) to November 30, 2013	For the Six Months Ended May 31, 2014 (Unaudited)	For the Period June 21, 2013 (commencement of operations) to November 30, 2013

OPERATIONS:
Net investment income	$60,556	$33,529	$53,840	$20,813
Net realized gain/(loss) on investments, total return swap contracts and foreign currency transactions	78,344	(9,861)	(15,841)	132,810
Net change in unrealized appreciation/(depreciation) on investments, total return swap contracts and translation of assets and liabilities denominated in foreign currencies	(64,177)	536,746	748,826	97,994

Net increase in net assets resulting from operations	74,723	560,414	786,825	251,617

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	–	(43,190)	(74,676)	(18,058)
From tax return of capital	–	(1,659)	–	(1,713)

Total distributions	–	(44,849)	(74,676)	(19,771)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	–	18,840,950	24,188,415	5,000,050
Cost of shares redeemed	(8,065,355)	(2,477,733)	–	(3,894,319)

Net increase/(decrease) from share transactions	(8,065,355)	16,363,217	24,188,415	1,105,731

Net increase/(decrease) in net assets	(7,990,632)	16,878,782	24,900,564	1,337,577

NET ASSETS
Beginning of period	16,878,782	–	1,337,577	–

End of period *	$8,888,150	$16,878,782	$26,238,141	$1,337,577

*Including accumulated net investment income/(loss) of:	$54,757	$(5,799)	$(20,836)	$–

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS
Beginning shares	300,001	–	50,002	–
Shares sold	–	350,001	900,000	200,002
Shares redeemed	(150,000)	(50,000)	–	(150,000)

Shares outstanding, end of period	150,001	300,001	950,002	50,002

See Notes to Financial Statements.

27   |  May 31, 2014

VelocityShares Volatility Hedged Large Cap ETF
Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2014 (Unaudited)	For the Period June 21, 2013 (commencement of operations) to November 30, 2013

OPERATIONS:
Net investment income	$80,457	$27,141
Net realized loss on investments and total return swap contracts	(32,994)	(7,009)
Net change in unrealized appreciation on investments and total return swap contracts	1,341,413	665,462

Net increase in net assets resulting from operations	1,388,876	685,594

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(95,946)	(20,539)
From tax return of capital	–	(9,582)

Total distributions	(95,946)	(30,121)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	23,864,769	7,701,048

Net increase from share transactions	23,864,769	7,701,048

Net increase in net assets	25,157,699	8,356,521

NET ASSETS:
Beginning of period	8,356,521	–

End of period *	$33,514,220	$8,356,521

*Including accumulated net investment loss of:	$(15,489)	$–

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS
Beginning shares	300,002	–
Shares sold	850,000	300,002
Shares redeemed	–	–

Shares outstanding, end of period	1,150,002	300,002

See Notes to Financial Statements.

28   |  May 31, 2014

VelocityShares Emerging Markets DR ETF
Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2014 (Unaudited)	For the Period April 8, 2013 (commencement of operations) to November 30, 2013

NET ASSET VALUE, BEGINNING OF PERIOD	$51.23	$50.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.42	0.75
Net realized and unrealized gain	0.10	1.21

Total from investment operations	0.52	1.96

DISTRIBUTIONS:
From net investment income	(0.14)	(0.73)

Total distributions	(0.14)	(0.73)

NET INCREASE IN NET ASSET VALUE	0.38	1.23

NET ASSET VALUE, END OF PERIOD	$51.61	$51.23

TOTAL RETURN(b)	1 .01%	4 .05%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$2,580	$2,562

Ratio of expenses to average net assets	0.65%(c)	0.65%(c)
Ratio of net investment income to average net assets	1.71%(c)	2.36%(c)
Portfolio turnover rate(d)	2%	4%

(a)	Based on average shares outstanding during the period.
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.
(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

29   |  May 31, 2014

VelocityShares Russia Select DR ETF
Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2014 (Unaudited)	For the Period April 8, 2013 (commencement of operations) to November 30, 2013

NET ASSET VALUE, BEGINNING OF PERIOD	$51.49	$50.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(a)	(0.01)	1.24
Net realized and unrealized gain/(loss)	(4.92)	1.48

Total from investment operations	(4.93)	2.72

DISTRIBUTIONS:
From net investment income	(0.09)	(1.23)

Total distributions	(0.09)	(1.23)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(5.02)	1.49

NET ASSET VALUE, END OF PERIOD	$46.47	$51.49

TOTAL RETURN(b)	(9 .59)%	5 .54%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$2,323	$2,575

Ratio of expenses to average net assets	0 .65%(c)	0 .65%(c)
Ratio of net investment income/(loss) to average net assets	(0.05)%(c)	3.82%(c)
Portfolio turnover rate(d)	6%	16%

(a)	Based on average shares outstanding during the period.
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.
(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

30   |  May 31, 2014

VelocityShares Emerging Asia DR ETF
Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2014 (Unaudited)	For the Period April 8, 2013 (commencement of operations) to November 30, 2013

NET ASSET VALUE, BEGINNING OF PERIOD	$56.26	$50.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.32	0.29
Net realized and unrealized gain	2.67	6.65

Total from investment operations	2.99	6.94

DISTRIBUTIONS:
From net investment income	–	(0.66)
From tax return of capital	–	(0.02)

Total distributions	–	(0.68)

NET INCREASE IN NET ASSET VALUE	2.99	6.26

NET ASSET VALUE, END OF PERIOD	$59.25	$56.26

TOTAL RETURN(b)	5.31%	14.01%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$8,888	$16,879

Ratio of expenses to average net assets	0.65%(c)	0.65%(c)
Ratio of net investment income to average net assets	1.17%(c)	0.85%(c)
Portfolio turnover rate(d)	1%	2%

(a)	Based on average shares outstanding during the period.
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.
(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

31  |  May 31, 2014

VelocityShares Tail Risk Hedged Large Cap ETF
Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2014 (Unaudited)	For the Period June 21, 2013 (commencement of operations) to November 30, 2013

NET ASSET VALUE, BEGINNING OF PERIOD	$26.75	$25.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10	0.24
Net realized and unrealized gain	0.95	1.91

Total from investment operations	1.05	2.15

DISTRIBUTIONS:
From net investment income	(0.18)	(0.37)
From tax return of capital	–	(0.03)

Total distributions	(0.18)	(0.40)

NET INCREASE IN NET ASSET VALUE	0.87	1.75

NET ASSET VALUE, END OF PERIOD	$27.62	$26.75

TOTAL RETURN(b)	3.93%	8.66%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$26,238	$1,338

Ratio of expenses to average net assets	0.65%(c)	0.65%(c)
Ratio of net investment income to average net assets	0.77%(c)	2.21%(c)
Portfolio turnover rate(d)	0%	4%

(a)	Based on average shares outstanding during the period.
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.
(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

32   |  May 31, 2014

VelocityShares Volatility Hedged Large Cap ETF
Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2014 (Unaudited)	For the Period June 21, 2013 (commencement of operations) to November 30, 2013

NET ASSET VALUE, BEGINNING OF PERIOD	$27.85	$25.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09	0.12
Net realized and unrealized gain	1.36	2.88

Total from investment operations	1.45	3.00

DISTRIBUTIONS:
From net investment income	(0.16)	(0.10)
From tax return of capital	–	(0.05)

Total distributions	(0.16)	(0.15)

NET INCREASE IN NET ASSET VALUE	1.29	2.85

NET ASSET VALUE, END OF PERIOD	$29.14	$27.85

TOTAL RETURN(b)	5.23%	12.04%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$33,514	$8,357

Ratio of expenses to average net assets	0.65%(c)	0.65%(c)
Ratio of net investment income to average net assets	0.68%(c)	1.05%(c)
Portfolio turnover rate(d)	0%	2%

(a)	Based on average shares outstanding during the period.
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.
(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

33   |  May 31, 2014

VelocityShares
Notes to Financial Statements	May 31, 2014 (Unaudited)

1. ORGANIZATION

The ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2014, the Trust consists of twenty-one separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the VelocityShares Emerging Markets DR ETF, VelocityShares Russia Select DR ETF, VelocityShares Emerging Asia DR ETF, VelocityShares Tail Risk Hedged Large Cap ETF and VelocityShares Volatility Hedged Large Cap ETF (each a “Fund” and collectively, the “Funds”). The VelocityShares Emerging Markets DR ETF, VelocityShares Russia Select DR ETF and VelocityShares Emerging Asia DR ETF commenced operations on April 8, 2013. The Velocity Shares Tail Risk Hedged Large Cap ETF and VelocityShares Volatility Hedged Large Cap ETF commenced operations on June 21, 2013.

The investment objective of the VelocityShares Emerging Markets DR ETF is to seek investment results that correspond generally to the performance, before fees and expenses, of its underlying index, the BNY Mellon Emerging Markets DR Index.

The investment objective of the VelocityShares Russia Select DR ETF is to seek investment results that correspond generally to the performance, before fees and expenses, of its underlying index, the BNY Mellon Russia Select DR Index.

The investment objective of the VelocityShares Emerging Asia DR ETF is to seek investment results that correspond generally to the performance, before fees and expenses, of its underlying index, the BNY Mellon Emerging Asia DR Index.

The investment objective of the VelocityShares Tail Risk Hedged Large Cap ETF is to seek investment results that correspond generally to the performance, before fees and expenses, of its underlying index, the VelocityShares Tail Risk-Hedged Large Cap Index.

The investment objective of the VelocityShares Volatility Hedged Large Cap ETF is to seek investment results that correspond generally to the performance, before fees and expenses, of its underlying index, the VelocityShares Volatility Hedged Large Cap Index. Together with the BNY Mellon Emerging Markets DR Index, BNY Mellon Russia Select DR Index, BNY Mellon Emerging Asia DR Index and VelocityShares Tail Risk Hedged Large Cap Index, the “Underlying Indexes”.

Shares of the VelocityShares Emerging Markets DR ETF, VelocityShares Russia Select DR ETF and VelocityShares Emerging Asia DR ETF (“Shares”) are listed on the NASDAQ Stock Market LLC (the “NASDAQ”). Shares of the VelocityShares Tail Risk Hedged Large Cap ETF and VelocityShares Volatility Hedged Large Cap ETF are listed on the New York Stock Exchange (“NYSE”) Arca. Each Fund issues and redeems Shares on a continuous basis, at net asset value (“NAV”), in blocks of 50,000 Shares, each of which is called a “Creation Unit.” A portion of Creation Units are issued and redeemed in securities and/or derivatives included in a specified index and will be created and redeemed in-kind. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

A. Portfolio Valuation

Each Fund’s NAV is determined daily, as of the close of regular trading on the NYSE and NASDAQ, normally 4:00 p.m. Eastern Time, on each day the exchanges are open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ exchange are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Over-the-counter swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or one or more dealers that make markets in such securities.

34   |  May 31, 2014

VelocityShares
Notes to Financial Statements	May 31, 2014 (Unaudited)

Each Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities.

B. Fair Value Measurements

Each Fund discloses the classification of fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Funds’ investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

35   |  May 31, 2014

VelocityShares
Notes to Financial Statements	May 31, 2014 (Unaudited)

The following is a summary of the inputs used to value each Fund’s investments at May 31, 2014:

VelocityShares Emerging Markets DR ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Unadjusted Quoted Prices	Level 3 - Unadjusted Quoted Prices	Total

Common Stocks
Argentina	$18,309	$–	$–	$18,309
Brazil	284,418	–	–	284,418
Chile	55,797	–	–	55,797
China	429,506	–	–	429,506
Colombia	24,792	–	–	24,792
Egypt	10,435	–	–	10,435
India	224,853	–	–	224,853
Indonesia	15,332	–	–	15,332
Kazakhstan	8,034	–	–	8,034
Lebanon	3,245	–	–	3,245
Mexico	155,000	–	–	155,000
Nigeria	8,299	–	–	8,299
Oman	2,010	–	–	2,010
Peru	6,248	–	–	6,248
Phillipines	8,915	–	–	8,915
Romania	1,075	–	–	1,075
Russia	350,319	1	–	350,320
South Africa	64,825	–	–	64,825
South Korea	425,102	1,112	–	426,214
Taiwan	249,948	–	–	249,948
Turkey	19,233	–	–	19,233
Ukraine	753	–	–	753
Preferred Stocks	203,187	–	–	203,187
Short Term Investments	3,561	–	–	3,561

TOTAL	$2,573,196	$1,113	$–	$2,574,309

VelocityShares Russia Select DR ETF
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Unadjusted Quoted Prices	Level 3 - Unadjusted Quoted Prices	Total

Common Stocks	$2,320,135	$–	$–	$2,320,135
Short Term Investments	4,326	–	–	4,326

TOTAL	$2,324,461	$–	$–	$2,324,461

VelocityShares Emerging Asia DR ETF
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Unadjusted Quoted Prices	Level 3 - Unadjusted Quoted Prices	Total

Common Stocks
China	$2,725,635	$–	$–	$2,725,635
India	1,428,962	–	–	1,428,962
Indonesia	96,708	–	–	96,708
Phillipines	56,832	–	–	56,832
South Korea	2,697,719	7,162	–	2,704,881
Taiwan	1,586,575	–	–	1,586,575
Preferred Stocks	252,080	–	–	252,080
Short Term Investments	11,680	–	–	11,680

TOTAL	$8,856,191	$7,162	$–	$8,863,353

36   |  May 31, 2014

VelocityShares
Notes to Financial Statements	May 31, 2014 (Unaudited)

VelocityShares Tail Risk Hedged Large Cap ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Unadjusted Quoted Prices	Level 3 - Unadjusted Quoted Prices	Total

Exchange Traded Funds	$22,453,606	$–	$–	$22,453,606

TOTAL	$22,453,606	$–	$–	$22,453,606

Other Financial Instruments**

Liabilities
Total Return Swap Contracts	$(296,634)	$–	$–	$(296,634)

Total	$(296,634)	$–	$–	$(296,634)

VelocityShares Volatility Hedged Large Cap ETF
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Unadjusted Quoted Prices	Level 3 - Unadjusted Quoted Prices	Total

Exchange Traded Funds	$28,458,274	$–	$–	$28,458,274

TOTAL	$28,458,274	$–	$–	$28,458,274

Other Financial Instruments**

Liabilities
Total Return Swap Contracts	$(122,243)	$–	$–	$(122,243)

Total	$(122,243)	$–	$–	$(122,243)

*	For detailed country and industry breakdowns, see the accompanying Schedule of Investments.
**	Other financial instruments are instruments not reflected in the Schedule of Investments.

Each Fund recognizes transfers between levels as of the end of the period. For the six months ended May 31, 2014, none of the Funds had any transfers between Level 1 and Level 2 securities. The Funds did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

C. Concentration of Risk

The Funds seek to track the Underlying Indexes, which may have concentrations in certain regions, economies, countries, markets, industries or sectors. Underperformance or increased risk in such concentrated areas may result in underperformance or increased risk in the Funds.

D. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

E. Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid quarterly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

F. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end: accordingly, tax basis balances have not been determined as of May 31, 2014.

37   |  May 31, 2014

VelocityShares
Notes to Financial Statements	May 31, 2014 (Unaudited)

At November 30, 2013, the Fund had available for tax purposes unused capital loss carryforwards as follows:

Fund		Short-Term	Long-Term

VelocityShares Emerging Markets DR ETF		$3,626	$–
VelocityShares Russia Select DR ETF		13,766	–
VelocityShares Emerging Asia DR ETF		10,288	–
VelocityShares Tail Risk Hedged Large Cap ETF		59,567	–
VelocityShares Volatility Hedged Large Cap ETF		–	–
The tax character of the distributions paid for the period ended November 30, 2013, was as follows:
	Ordinary Income	Return of Capital	Total

VelocityShares Emerging Markets DR ETF	$36,566	$–	$36,566
VelocityShares Russia Select DR ETF	61,709	–	61,709
VelocityShares Emerging Asia DR ETF	43,190	1,659	44,849
VelocityShares Tail Risk Hedged Large Cap ETF	18,058	1,713	19,771
VelocityShares Volatility Hedged Large Cap ETF	20,539	9,582	30,121

As of May 31, 2014, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/(Depreciation)	Cost of Investments for Income Tax Purposes

VelocityShares Emerging Markets DR ETF	$276,515	$(203,038)	$73,477	$2,500,832
VelocityShares Russia Select DR ETF	105,251	(247,914)	(142,663)	2,467,124
VelocityShares Emerging Asia DR ETF	716,334	(244,045)	472,289	8,391,064
VelocityShares Tail Risk Hedged Large Cap ETF	4,959,870	(3,816,416)	1,143,454	21,310,152
VelocityShares Volatility Hedged Large Cap ETF	7,228,677	(5,100,414)	2,128,263	26,330,011

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales.

G. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

Each Fund evaluates tax positions taken (or expected to be taken) in the course of preparing each Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2014, none of the Funds had a liability for any unrecognized tax benefits. Each Fund files U.S. federal, state, and local tax returns as required. Each Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Being that the Funds’ commenced operations in 2013, no tax returns have been filed as of the date of this report.

38   |  May 31, 2014

VelocityShares
Notes to Financial Statements	May 31, 2014 (Unaudited)

3. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

As a part of their investment strategy, the VelocityShares Tail Risk Hedged Large Cap ETF and the VelocityShares Volatility Hedged Large Cap ETF are permitted to purchase investment securities, and enter into various types of derivatives contracts. In doing so, the Funds employ strategies in differing combinations that permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Credit Risk: Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Swaps: Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party (the “Counterparty”) based on the change in market value or level of a specified rate, index or asset. In return, the Counterparty agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, the Funds receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of the Funds’ obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust’s custodian bank. The use of interest rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal. The use of swap agreements involves certain risks. For example, if the Counterparty under a swap agreement defaults on its obligation to make payments due from it, as a result of its bankruptcy or otherwise, the Funds may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays.

Swap Risk: The VelocityShares Tail Risk Hedged Large Cap ETF and the VelocityShares Volatility Hedged Large Cap ETF use swap agreements to obtain exposure to the volatility component of each Fund’s underlying index. Swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. The swap agreements are traded over the counter. The counterparty to swap agreements is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions.

As a result, the VelocityShares Tail Risk Hedged Large Cap ETF and the VelocityShares Volatility Hedged Large Cap ETF are subject to credit risk with respect to amounts they expect to receive from counterparties to swaps entered into as part of their principal investment strategies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Funds could suffer significant losses on these contracts and the value of an investor’s investment in the Funds may decline. The Funds typically enter into swap transactions only with large, well capitalized and well established financial institutions. Swaps are less marketable because they are not traded on an exchange, do not have uniform terms and conditions, and are entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. Swap agreements may entail breakage costs if terminated prior to the final maturity date.

During the six months ended May 31, 2014, the VelocityShares Tail Risk Hedged Large Cap ETF and the VelocityShares Volatility Hedged Large Cap ETF invested in swap agreements consistent with their investment strategies to gain exposure to certain indices. Swap agreements held at May 31, 2014 are disclosed in the Schedule of Investments. No other Funds held swap agreements at May 31, 2014.

39   |  May 31, 2014

VelocityShares
Notes to Financial Statements	May 31, 2014 (Unaudited)

The effect of derivative instruments on the Statements of Assets and Liabilities for the six months ended May 31, 2014:

Risk Exposure	Asset Derivatives Statement of Assets and Liabilities Location	Fair Value	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value

VelocityShares Tail Risk Hedged Large Cap ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on total return swap contracts	$–	Unrealized depreciation on total return swap contracts	$296,634

		$–		$296,634

VelocityShares Volatility Hedged Large Cap ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on total return swap contracts	$–	Unrealized depreciation on total return swap contracts	$122,243

		$–		$122,243

The gains/(losses) in the table below are included in the “Net realized gain/(loss)” or “Net change in unrealized gain/(loss)” on the Statements of Operations.

The effect of derivative Instruments on the Statements of Operations for the six months ended May 31, 2014:

Derivatives Not Accounted for as Hedging Instruments	Location of Gain/(Loss) on Derivatives Recognized in Income	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Depreciation on Derivatives Recognized in Income

VelocityShares Tail Risk Hedged Large Cap ETF
Equity Contracts (Total Return Swap Contracts)	Net realized loss on total return swap contracts/Net change in unrealized appreciation/(depreciation) on total return swap contracts	$(23,135)	$(258,350)

		$(23,135)	$(258,350)

VelocityShares Volatility Hedged Large Cap ETF
Equity Contracts (Total Return Swap Contracts)	Net realized loss on total return swap contracts/Net change in unrealized appreciation/(depreciation) on total return swap contracts	$(81,497)	$(140,591)

		$(81,497)	$(140,591)

Volume of derivative instruments for the Funds for the six months ended May 31, 2014 was as follows:

Derivative Type	Unit of Measurement	Monthly Average

VelocityShares Tail Risk Hedged Large Cap ETF
Total Return Swap Contracts	Notional Amount	$ 2,267,056

VelocityShares Volatility Hedged Large Cap ETF
Total Return Swap Contracts	Notional Amount	$ 3,637,540

Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2011-11, Disclosures about Offsetting Assets and Liabilities, requires an entity that has financial instruments that are either (1) offset or (2) subject to an enforceable master netting arrangement or similar agreement to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

40   |  May 31, 2014

VelocityShares
Notes to Financial Statements	May 31, 2014 (Unaudited)

The following table presents financial instruments that are subject to enforceable netting arrangements or other similar agreements as of May 31, 2014:

VelocityShares Tail Risk Hedged Large Cap ETF Offsetting of Derivatives Liabilities

May 31, 2014
				Gross Amounts Not Offset in the Statement of Assets and Liabilities

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount

Total Return Swap Contracts	$296,634	$–	$296,634	$–	$296,634	$–

Total	$296,634	$–	$296,634	$–	$296,634	$–

VelocityShares Volatility Hedged Large Cap ETF Offsetting of Derivatives Liabilities

May 31, 2014
				Gross Amounts Not Offset in the Statement of Assets and Liabilities

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount

Total Return Swap Contracts	$122,243	$–	$122,243	$–	$122,243	$–

Total	$122,243	$–	$122,243	$–	$122,243	$–

4. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) acts as each Fund’s investment adviser pursuant to an advisory agreement with the Trust on behalf of each Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary fee for the services and facilities it provides, payable on a monthly basis, at the annual rates listed below. From time to time, the Adviser may waive all or a portion of its fee.

Fund	Advisory Fee

VelocityShares Emerging Markets DR ETF	0.65%
VelocityShares Russia Select DR ETF	0.65%
VelocityShares Emerging Asia DR ETF	0.65%
VelocityShares Tail Risk Hedged Large Cap ETF	0.65%
VelocityShares Volatility Hedged Large Cap ETF	0.65%

Out of the unitary management fees, the Adviser pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for acquired fund fees and expenses, interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of each Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all of each Fund’s expenses and to compensate the Adviser for providing services for the each Fund.

41   |  May 31, 2014

VelocityShares
Notes to Financial Statements	May 31, 2014 (Unaudited)

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Funds.

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $5,000, (2) a per meeting fee or $3,750, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.

5. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2014, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales

VelocityShares Emerging Markets DR ETF	$64,889	$47,971
VelocityShares Russia Select DR ETF	143,000	146,551
VelocityShares Emerging Asia DR ETF	144,243	120,044
VelocityShares Tail Risk Hedged Large Cap ETF	12,981	602,094
VelocityShares Volatility Hedged Large Cap ETF	53,410	482,394
For the six months ended May 31, 2014, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
	Purchases	Sales

VelocityShares Emerging Asia DR ETF	$–	$8,065,859
VelocityShares Tail Risk Hedged Large Cap ETF	20,889,852	–
VelocityShares Volatility Hedged Large Cap ETF	20,290,932	–

Gains on in-kind transactions are not considered taxable for federal income tax purposes.

6. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of each Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

42   |  May 31, 2014

VelocityShares
Additional Information	May 31, 2014 (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

The Trust is required to disclose annually each Fund’s complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for each Fund also will be available at no charge upon request by calling 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203. Each Fund’s Form N-PX also is available on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund’s portfolio holdings with the SEC on Form N-Q. The Trust will also disclose a complete schedule of each Fund’s portfolio holdings with the SEC on Form N-CSR after its second and fourth quarters. Form N-Q and Form N-CSR for each Fund will be available on the SEC’s website at http://www.sec.gov. Each Fund’s Form N-Q and Form N-CSR may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-5850. Each Fund’s Form N-Q and Form N-CSR will be available without charge, upon request, by calling 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

43   |  May 31, 2014

Page Intentionally Left Blank.

This report has been prepared for shareholders of the ETFs described herein and may be distributed to others only if preceded or accompanied by a prospectus.

ALPS Portfolio Solutions Distributor, Inc., distributor for the ETFs.

May 31, 2014

ALPS Sector Dividend Dogs ETF (NYSE ARCA: SDOG) ALPS International Sector Dividend Dogs ETF (NYSE ARCA: IDOG) ALPS Emerging Sector Dividend Dogs ETF (NYSE ARCA: EDOG) An ALPS Advisors Solution

table of

CONTENTS

Performance Overview	1

Disclosure of Fund Expenses	7

Financial Statements

Schedule of Investments	8

Statements of Assets and Liabilities	14

Statements of Operations	15

Statements of Changes of Net Assets	16

Financial Highlights	19

Notes to Financial Statements	22

Additional Information	27

Board Considerations Regarding Approval of Investment Advisory Agreement	28

www.alpsfunds.com

ALPS Sector Dividend Dogs ETF
Performance Overview	May 31, 2014 (Unaudited)

Investment Objective

The ALPS Sector Dividend Dogs ETF (the “Fund”) seeks investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network Sector Dividend Dogs Index (the “Index”). The Shares of the Fund are listed and trade on the New York Stock Exchange (“NYSE”) Arca under the ticker symbol SDOG. The Fund generally will invest in all of the securities that comprise the Index in proportion to their weightings in the Index.

The Index is a rules based index intended to give investors a means of tracking the overall performance of the highest dividend paying stocks (i.e. “Dividend Dogs”) in the S&P 500® on a sector-by-sector basis. “Dividend Dogs” refers to the five stocks in each of the ten Global Industry Classification Standard (“GICS”) sectors that make up the S&P 500® which offer the highest dividend yields.

Performance (as of May 31, 2014)

	6 Months	1 Year	Since Inception^
ALPS Sector Dividend Dogs ETF – NAV	10.95%	23.24%	26.79%
ALPS Sector Dividend Dogs ETF – Market Price*	10.95%	23.08%	26.80%
S-Network Sector Dividend Dogs TR Index	11.26%	23.89%	27.42%
S&P 500® Total Return Index	7.62%	20.45%	22.31%

Total Expense Ratio (per the current prospectus) 0.40%.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For most current month-end performance data please visit www.alpsfunds.com.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund Commencement Date is June 29, 2012. Total return for a period of less than one year is not annualized.

*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

The S-Network Sector Dividend Dogs Index (Ticker: SDOGX) is designed to serve as a fair, impartial and transparent measure of the performance of US large cap equities with above average dividend yields. The Index is a portfolio of fifty stocks derived from the S&P 500® Index.

The S&P 500® Index is an index of 500 stocks chosen for market size, liquidity and industry grouping among other factors.

An investor cannot invest directly in an index.

1   |  May 31, 2014

ALPS Sector Dividend Dogs ETF
Performance Overview	May 31, 2014 (Unaudited)

Top 10 Holdings* (as of May 31, 2014)

Pepco Holdings, Inc.	2.5%
CenturyLink, Inc.	2.3%
ConocoPhillips	2.2%
Exelon Corp.	2.2%
Lorillard, Inc.	2.2%
Entergy Corp.	2.2%
Frontier Communications Corp.	2.1%
Diamond Offshore Drilling, Inc.	2.1%
Windstream Holdings, Inc.	2.1%
Altria Group, Inc.	2.1%
Total % of Top 10 Holdings	22.0%

*	% of Total Investments.

Future holdings are subject to change.

Sector Allocation* (as of May 31, 2014)

Utilities	10.7%
Telecommunication Services	10.5%
Energy	10.4%
Consumer Staples	10.4%
Industrials	9.9%
Consumer Discretionary	9.8%
Health Care	9.5%
Financials	9.5%
Materials	9.5%
Information Technology	9.4%
Money Market Funds	0.4%
Total	100.0%

Growth of $10,000 (as of May 31, 2014)

Comparison of Change in Value of $10,000 Investment in the Fund and the Indexes

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2   |  May 31, 2014

ALPS International Sector Dividend Dogs ETF
Performance Overview	May 31, 2014 (Unaudited)

Investment Objective

The ALPS International Sector Dividend Dogs ETF (the “Fund”) seeks investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network International Sector Dividend Dogs Index (the “Index”). The Shares of the Fund are listed and trade on the New York Stock Exchange (“NYSE”) Arca under the ticker symbol IDOG. The Fund generally will invest in all of the securities that comprise the index in proportion to their weightings in the index.

The Index is a rules-based index intended to give investors a means of tracking the overall performance of the highest dividend paying stocks (i.e. “Dividend Dogs”) in the S-Net International Developed Markets (ex-Americas) Index, a universe of mainly large capitalization stocks in international developed markets not located in the Americas (the “S-Net Developed Markets”) on a sector-by-sector basis. “Dividend Dogs” refers to the five stocks in each of the ten Global Industry Classification Standard (“GICS”) sectors that make up the S-Net Developed Markets which offer the highest dividend yields.

Performance (as of May 31, 2014)

	6 Months	Since Inception^
ALPS International Sector Dividend Dogs ETF – NAV	8.96%	28.27%
ALPS International Sector Dividend Dogs ETF – Market Price*	9.14%	29.04%
S-Network Int’l Sector Dividend Dogs TR Index	9.85%	30.06%
S-Network Int’l Sector Dividend Dogs NTR Index	9.15%	28.66%
MSCI EAFE NR	5.33%	22.52%

Total Expense Ratio (per the current prospectus) 0.50%.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For most current month-end performance data please visit www.alpsfunds.com.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund Commencement Date is June 28, 2013. Total return for a period of less than one year is not annualized.

*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

The S-Network International Sector Dividend Dogs NTR Index (Ticker: IDOGX) is designed to serve as a fair, impartial and transparent measure of the performance of international large cap equities with above average dividend yields. The Index is a portfolio of fifty stocks derived from the S-Net International Developed Markets Index (ex-Americas) Index.

MSCI EAFE Index is a stock market index that is designed to measure the equity market performance of developed markets outside of the U.S. & Canada.

An investor cannot invest directly in an index.

3   |  May 31, 2014

ALPS International Sector Dividend Dogs ETF
Performance Overview	May 31, 2014 (Unaudited)

Top 10 Holdings* (as of May 31, 2014)

Metso OYJ	2.3%
Banco Santander SA	2.2%
Yara International ASA	2.2%
Imperial Tobacco Group Plc	2.1%
Seadrill, Ltd.	2.1%
Statoil ASA	2.1%
AstraZeneca Plc	2.1%
Royal Dutch Shell Plc, Class A	2.1%
SSE Plc	2.1%
BAE Systems Plc	2.1%
Total % of Top 10 Holdings	21.4%

*	% of Total Investments.

Future holdings are subject to change.

Country Allocation* (as of May 31, 2014)

Japan	15.9%
Great Britain	14.3%
Australia	11.8%
Finland	10.2%
Norway	6.3%
France	6.2%
New Zealand	6.0%
Sweden	5.6%
Italy	4.0%
Israel	4.0%
Spain	2.2%
Bermuda	2.1%
Belgium	2.1%
Germany	2.0%
Singapore	1.9%
Greece	1.9%
Switzerland	1.9%
Portugal	1.5%
United States	0.1%
Total	100.0%

Growth of $10,000 (as of May 31, 2014)

Comparison of Change in Value of $10,000 Investment in the Fund and the Indexes

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4   |  May 31, 2014

ALPS Emerging Sector Dividend Dogs ETF
Performance Overview	May 31, 2014 (Unaudited)

Investment Objective

The ALPS Emerging Sector Dividend Dogs ETF (the “Fund”) seeks investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network Emerging Sector Dividend Dogs Index (the “Index”). The Shares of the Fund are listed and trade on the New York Stock Exchange (“NYSE”) Arca under the ticker symbol SDOG. The Fund generally will invest in all of the securities that comprise the Index in proportion to their weightings in the Index.

The Index is a rules-based index intended to give investors a means of tracking the overall performance of the highest dividend paying stocks (i.e. “Dividend Dogs”) in the S-Network Emerging Markets Index, a universe of mainly large capitalization stocks domiciled in emerging markets (the “S-Network Emerging Markets”) on a sector-by-sector basis. “Dividend Dogs” refers to the five stocks in each of the ten Global Industry Classification Standard (“GICS”) sectors that make up the S-Network Emerging Markets which offer the highest dividend yields. Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations.

Performance (as of May 31, 2014)

Since Inception^
ALPS Emerging Sector Dividend Dogs ETF – NAV	7.32%
ALPS Emerging Sector Dividend Dogs ETF – Market Price*	8.08%
S-Network Emerging Sector Dividend Dogs TR Index	7.55%
S-Network Emerging Sector Dividend Dogs NTR Index	7.28%
MSCI EM TR Net Index	5.92%

Total Expense Ratio (per the current prospectus) 0.60%.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For most current month-end performance data please visit www.alpsfunds.com.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund Commencement Date is March 28, 2014. Total return for a period of less than one year is not annualized.

*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

The S-Network Emerging Sector Dividend Dogs Index (Ticker: EDOGX) is a portfolio of stocks derived from a universe of mainly large capitalization stocks domiciled in emerging markets (the “S-Network Emerging Markets Index” “SNEMX”). The EDOGX methodology selects the five stocks in each of the ten GICS sectors that make up the universe which offer the highest dividend yields as of the last trading day of November. The fifty stocks that are selected for inclusion in the portfolio are equally weighted. The universe includes stocks whose domicile and primary exchange listings are in countries identified by the World Bank as Upper Middle Income (certain lower middle income countries are also included, as well as stocks traded on the Taiwan Stock Exchange despite non-recognition by the World Bank). The selection criteria for the universe, in addition to the aforementioned country qualifications, also include requirements for sector inclusion, primary exchange listing, minimum market capitalization, share price, average daily trading volume and other factors.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

An investor cannot invest directly in an index.

5   |  May 31, 2014

ALPS Emerging Sector Dividend Dogs ETF
Performance Overview	May 31, 2014 (Unaudited)

Top 10 Holdings* (as of May 31, 2014)

CFR Pharmaceuticals SA	3.1%
Tekfen Holding AS	2.4%
Tupras Turkiye Petrol Rafinerileri AS	2.3%
Tofas Turk Otomobil Fabrikasi AS	2.3%
Bumrungrad Hospital Pcl	2.3%
Cielo SA, Sponsored ADR	2.3%
Foschini Group, Ltd.	2.3%
China Molybdenum Co., Ltd., Class H	2.2%
Dogus Otomotiv Servis ve Ticaret AS	2.2%
MMC Norilsk Nickel OJSC, ADR	2.2%
Total % of Top 10 Holdings	23.6%

*	% of Total Investments.

Future holdings are subject to change.

Country Allocation* (as of May 31, 2014)

Turkey	11.3%
Brazil	10.7%
South Africa	9.5%
Indonesia	9.5%
Thailand	9.4%
Malaysia	9.3%
China	8.2%
Poland	7.3%
Russia	6.3%
Chile	4.9%
Hong Kong	2.1%
Mexico	2.1%
Czech Republic	2.0%
Colombia	1.9%
Morroco	1.8%
Philippines	1.7%
Egypt	1.5%
United States	0.5%
Total	100.0%

Growth of $10,000 (as of May 31, 2014)

Comparison of Change in Value of $10,000 Investment in the Fund and the Indexes

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

6  |  May 31, 2014

ALPS Sector Dividend Dogs Series
Disclosure of Fund Expenses	May 31, 2014 (Unaudited)

Shareholder Expense Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2014.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/13	Ending Account Value 5/31/14	Expense Ratio(a)	Expenses Paid During Period 12/1/13 - 5/31/14(b)

ALPS Sector Dividend Dogs ETF
Actual	$ 1,000.00	$ 1,109.50	0.40%	$ 2.10
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,022.94	0.40%	$ 2.02

ALPS International Sector Dividend Dogs ETF
Actual	$ 1,000.00	$ 1,089.60	0.50%	$ 2.60
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,022.44	0.50%	$ 2.52

ALPS Emerging Sector Dividend Dogs ETF
Actual(c)	$ 1,000.00	$ 1,073.20	0.60%	$ 1.11
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.94	0.60%	$ 3.02

(a)	Annualized based on the Fund’s most recent half-year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

(c)	The actual expenses paid during the period is based on the commencement of operations on March 28, 2014.

7  |  May 31, 2014

ALPS Sector Dividend Dogs ETF
Schedule of Investments	May 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCK (99.32%)
Consumer Discretionary (9.73%)
Cablevision Systems Corp., Class A	753,687	$13,287,502
Darden Restaurants, Inc.	259,980	13,030,197
Garmin, Ltd.	245,207	14,445,144
Leggett & Platt, Inc.	406,666	13,794,111
McDonald’s Corp.	131,202	13,307,819
Total Consumer Discretionary		67,864,773

Consumer Staples (10.31%)
Altria Group, Inc.	352,165	14,635,977
Kraft Foods Group, Inc.	230,730	13,719,206
Lorillard, Inc.	246,762	15,341,194
Philip Morris International, Inc.	160,139	14,178,707
Reynolds American, Inc.	235,531	14,044,713
Total Consumer Staples		71,919,797

Energy (10.37%)
ConocoPhillips	192,178	15,362,709
Diamond Offshore Drilling, Inc.	289,517	14,782,738
Kinder Morgan, Inc.	403,664	13,478,341
Spectra Energy Corp.	349,818	14,195,615
Williams Cos., Inc.	309,031	14,512,096
Total Energy		72,331,499

Financials (9.46%)
BB&T Corp.	332,669	12,614,808
Cincinnati Financial Corp.	270,576	13,263,636
Invesco, Ltd.	370,663	13,603,332
People’s United Financial, Inc.	888,088	12,761,825
Wells Fargo & Co.	269,948	13,707,959
Total Financials		65,951,560

Health Care (9.51%)
AbbVie, Inc.	249,904	13,577,284
Baxter International, Inc.	192,490	14,323,181
Eli Lilly & Co.	217,375	13,012,068
Merck & Co., Inc.	229,778	13,294,955
Pfizer, Inc.	409,746	12,140,774
Total Health Care		66,348,262

Industrials (9.91%)
General Electric Co.	509,601	13,652,211
Iron Mountain, Inc.	466,705	14,533,194
Lockheed Martin Corp.	78,748	12,887,110
Pitney Bowes, Inc.	506,828	14,003,658
Waste Management, Inc.	313,620	14,012,541
Total Industrials		69,088,714

Information Technology (9.38%)
CA, Inc.	406,508	11,662,715
Intel Corp.	522,373	14,271,230
Microchip Technology, Inc.	277,724	13,219,662

	Security Description	Shares	Value

Information Technology (continued)
	Paychex, Inc.	306,046	$12,581,551
	Seagate Technology Plc	255,152	13,709,317
Total Information Technology			65,444,475

Materials (9.43%)
	Dow Chemical Co.	263,038	13,709,541
	EI du Pont de Nemours & Co.	194,534	13,483,151
	Freeport-McMoRan Copper & Gold, Inc.	412,011	14,028,975
	Newmont Mining Corp.	488,818	11,189,044
	Nucor Corp.	263,892	13,360,852
Total Materials			65,771,563

Telecommunication Services (10.51%)
	AT&T, Inc.	393,901	13,971,668
	CenturyLink, Inc.	417,983	15,745,419
	Frontier Communications Corp.	2,569,720	14,878,679
	Verizon Communications, Inc.	277,709	13,874,342
	Windstream Holdings, Inc.	1,549,266	14,826,476
Total Telecommunication Services			73,296,584

Utilities (10.71%)
	Entergy Corp.	198,179	14,946,660
	Exelon Corp.	417,611	15,380,613
	FirstEnergy Corp.	407,536	13,782,867
	Pepco Holdings, Inc.	632,321	17,515,292
	TECO Energy, Inc.	755,858	13,053,668
Total Utilities			74,679,100

TOTAL COMMON STOCK (Cost $621,443,023)			692,696,327

	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (0.37%)
	Dreyfus Treasury
Prime Cash Management, Institutional Class	0.000%(a)	2,587,121	2,587,121

TOTAL SHORT TERM INVESTMENTS (Cost $ 2,587,121)			2,587,121

TOTAL INVESTMENTS (99.69%) (Cost $ 624,030,144)			$695,283,448

NET OTHER ASSETS AND LIABILITIES (0.31%)			2,121,127

NET ASSETS (100.00%)			$697,404,575

(a)	Less than 0.0005%.

8  |  May 31, 2014

ALPS Sector Dividend Dogs ETF
Schedule of Investments	May 31, 2014 (Unaudited)

Common Abbreviations:

Ltd.- Limited.

Plc- Public Limited Company.

See Notes to Financial Statements.

9   |  May 31, 2014

ALPS International Sector Dividend Dogs ETF
Schedule of Investments	May 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCK (99.34%)
Australia (11.74%)
National Australia Bank, Ltd.	84,248	$2,625,791
Orica, Ltd.	129,735	2,373,702
Telstra Corp., Ltd.	576,979	2,867,390
Wesfarmers, Ltd.	69,100	2,788,386
Westpac Banking Corp.	85,933	2,752,683
Woolworths, Ltd.	79,551	2,778,496
Total Australia		16,186,448

Belgium (2.06%)
Belgacom SA	85,913	2,846,434

Bermuda (2.13%)
Seadrill, Ltd.	77,759	2,931,946

Finland (10.13%)
Fortum OYJ	114,220	2,785,474
Metso OYJ	81,014	3,149,606
Nokian Renkaat OYJ	64,944	2,751,482
Stora Enso OYJ, Class R	250,487	2,566,024
UPM-Kymmene OYJ	153,992	2,710,010
Total Finland		13,962,596

France (6.13%)
GDF Suez	99,373	2,774,923
Sanofi	26,314	2,813,656
Total SA	40,804	2,863,439
Total France		8,452,018

Germany (1.97%)
E.ON SE	139,328	2,713,097

Great Britain (14.22%)
AstraZeneca Plc	40,086	2,878,164
BAE Systems Plc	403,968	2,864,930
GlaxoSmithKline Plc	96,242	2,582,736
Imperial Tobacco Group Plc	64,890	2,928,039
Royal Dutch Shell Plc, Class A	73,141	2,875,928
SSE Plc	110,144	2,872,728
Tesco Plc	516,240	2,626,672
Total Great Britain		19,629,197

Greece (1.91%)
OPAP SA	154,742	2,628,287

Israel (3.93%)
Bezeq The Israeli Telecommunication Corp., Ltd.	1,570,672	2,816,680

Security Description	Shares	Value

Israel (continued)
Israel Chemicals, Ltd.	295,580	$ 2,599,263
Total Israel		5,415,943

Italy (3.95%)
Eni SpA	109,500	2,789,781
Terna Rete Elettrica Nazionale SpA	501,412	2,661,566
Total Italy		5,451,347

Japan (15.76%)
Asahi Glass Co., Ltd.	475,100	2,641,519
Canon, Inc.	87,116	2,856,515
Eisai Co., Ltd.	67,230	2,750,618
Hoya Corp.	89,199	2,760,963
Japan Airlines Co., Ltd.	53,100	2,769,754
Nippon Electric Glass Co., Ltd.	557,279	2,786,395
Ricoh Co., Ltd.	218,100	2,667,333
Takeda Pharmaceutical Co., Ltd.	55,582	2,515,386
Total Japan		21,748,483

New Zealand (5.96%)
Sky Network Television, Ltd.	486,805	2,728,241
SKYCITY Entertainment Group, Ltd.	775,900	2,635,418
Telecom Corp. of New Zealand, Ltd.	1,247,822	2,850,288
Total New Zealand		8,213,947

Norway (6.29%)
Orkla ASA	320,493	2,836,126
Statoil ASA	94,254	2,888,528
Yara International ASA	64,515	2,946,285
Total Norway		8,670,939

Portugal (1.55%)
Portugal Telecom SGPS SA	593,250	2,131,718

Singapore (1.91%)
Singapore Press Holdings, Ltd.	804,398	2,629,380

Spain (2.19%)
Banco Santander SA	294,921	3,024,831

Sweden (5.63%)
Sandvik AB	188,146	2,679,366
Swedbank AB, Class A	94,060	2,501,895
Telefonaktiebolaget LM Ericsson, Class B	205,943	2,580,442
Total Sweden		7,761,703

Switzerland (1.88%)
Zurich Insurance Group AG	8,656	2,597,283

TOTAL COMMON STOCK (Cost $128,120,183)		136,995,597

10 | May 31, 2014

ALPS International Sector Dividend Dogs ETF
Schedule of Investments	May 31, 2014 (Unaudited)

	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (0.05%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000%(a)	62,890	62,890

TOTAL SHORT TERM INVESTMENTS
(Cost $62,890)			62,890

TOTAL INVESTMENTS (99.39%)
(Cost $128,183,073)			$137,058,487

NET OTHER ASSETS AND LIABILITIES (0.61%)			836,589

NET ASSETS (100.00%)			$137,895,076

(a)	Less than 0.0005%.

Common Abbreviations:

AB - Aktiebolag is the Swedish term for corporation.
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited b shares, i.e., owned by shareholders.
ASA - Allmennaksjeselskap is the Norwegian term for public limited company.
Ltd. - Limited.
OYJ - Osakeyhtio is the Finnish term for public limited company.
Plc - Public Limited Company.
SA - Generally designated corporations in various countries, mostly those employing civil law.
SE - SE regulation is a European Company which can operate on a Europe-wide basis and be governed by Community law directly appliciable in all Member States.
SpA - Societa per Azioni is an Italian shared company.

See Notes to Financial Statements.

11   |  May 31, 2014

ALPS Emerging Sector Dividend Dogs ETF
Schedule of Investments	May 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCK (98.87%)
Brazil (10.65%)
Cielo SA, Sponsored ADR	3,408	$60,799
EcoRodovias Infraestrutura e Logistica SA	8,886	57,751
Natura Cosmeticos SA	3,232	56,365
Souza Cruz SA	5,478	56,533
Tractebel Energia SA	3,628	54,170

Total Brazil		285,618

Chile (4.89%)
CFR Pharmaceuticals SA	253,052	82,441
Inversiones La Construccion SA	3,938	48,809

Total Chile		131,250

China (8.14%)
China Molybdenum Co., Ltd., Class H	127,326	59,287
Giant Interactive Group, Inc., ADR	4,272	50,239
Jiangsu Expressway Co., Ltd., Class H	42,396	50,911
Zhejiang Expressway Co., Ltd., Class H	58,538	57,986

Total China		218,423

Colombia (1.88%)
Ecopetrol SA, Sponsored ADR	1,382	50,457

Czech Republic (2.01%)
CEZ AS	1,846	54,033

Egypt (1.50%)
Telecom Egypt Co.	21,014	40,204

Hong Kong (2.12%)
Lenovo Group, Ltd.	46,006	56,966

Indonesia (9.38%)
Astra International Tbk PT	70,884	42,955
Indo Tambangraya Megah Tbk PT	22,754	55,838
Kalbe Farma Tbk PT	374,834	49,443
Perusahaan Gas Negara Persero Tbk PT	104,812	48,703
Tambang Batubara Bukit Asam Persero Tbk PT	59,772	54,780

Total Indonesia		251,719

Malaysia (9.24%)
British American Tobacco Malaysia Bhd	2,600	50,899
Malayan Banking Bhd	16,800	51,660

Security Description	Shares	Value

Malaysia (continued)
Maxis Bhd	23,400	$47,849
Media Prima Bhd	68,400	54,925
Top Glove Corp. Bhd	28,200	42,480

Total Malaysia		247,813

Mexico (2.05%)
Kimberly-Clark de Mexico	20,400	55,044

Morroco (1.76%)
Maroc Telecom	3,954	47,291

Philippines (1.67%)
Aboitiz Power Corp.	54,600	44,923

Poland (7.23%)
Asseco Poland SA	3,154	42,518
KGHM Polska Miedz SA*	1,458	55,698
Powszechny Zaklad Ubezpieczen SA	356	52,380
Synthos SA	29,816	43,339

Total Poland		193,935

Russia (6.28%)
Gazprom Neft OAO, Sponsored ADR	2,618	52,884
MMC Norilsk Nickel OJSC, ADR	3,088	59,196
Mobile Telesystems OJSC, Sponsored ADR	3,048	56,358

Total Russia		168,438

South Africa (9.46%)
African Bank Investments, Ltd.	51,036	40,506
AVI, Ltd.	9,534	52,320
Foschini Group, Ltd.	5,650	60,320
Kumba Iron Ore, Ltd.	1,468	44,799
Life Healthcare Group Holdings, Ltd.	14,234	55,882

Total South Africa		253,827

Thailand (9.33%)
BTS Group Holdings Pcl	182,742	47,035
Bumrungrad Hospital Pcl	17,600	61,114
Delta Electronics Thailand Pcl	28,400	49,309
Electricity Generating Pcl	12,000	48,066
Sansiri Pcl	786,000	44,771

Total Thailand		250,295

Turkey (11.28%)
Dogus Otomotiv Servis ve Ticaret AS	14,404	59,267
Tekfen Holding AS	24,156	64,035
Tofas Turk Otomobil Fabrikasi AS	9,930	61,548
Tupras Turkiye Petrol Rafinerileri AS	2,556	62,151

12   |  May 31, 2014

ALPS Emerging Sector Dividend Dogs ETF
Schedule of Investments	May 31, 2014 (Unaudited)

Security Description		Shares	Value

Turkey (continued)
Turk Telekomunikasyon AS		19,102	$55,282

Total Turkey			302,283

TOTAL COMMON STOCK
(Cost $2,518,299)			2,652,519

7 Day Yield		Shares	Value

SHORT TERM INVESTMENTS (0.46%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000%(a)	12,324	12,324

TOTAL SHORT TERM INVESTMENTS
(Cost $12,324)			12,324

TOTAL INVESTMENTS (99.33%)
(Cost $2,530,623)			$2,664,843

NET OTHER ASSETS AND LIABILITIES (0.67%)			18,107

NET ASSETS (100.00%)			$2,682,950

*	Non-income producing security.
(a)	Less than 0.0005%.

Common Abbreviations:

ADR - American Depositary Receipt.
AS - Andonim Sirketi is a joint stock company in Turkey.
Bhd - Berhad is a public limited company in Malaysia.
Ltd. - Limited.
OAO - Otkrytoe Aktsionernoe Obschestvo is the Russian term for open joint stock company.
OJSC - Open Joint Stock Company.
Pcl - A rearrangement of the letters for public limited company, used in Thailand.
Tbk PT - Terbuka is the Indonesian term for limited liability company.
SA - Generally designated corporations in various countries, mostly those employing civil law.

See Notes to Financial Statements.

13   |  May 31, 2014

ALPS Sector Dividend Dogs Series
Statements of Assets and Liabilities	May 31, 2014 (Unaudited)

	ALPS Sector Dividend Dogs ETF	ALPS International Sector Dividend Dogs ETF	ALPS Emerging Sector Dividend Dogs ETF

ASSETS:
Investments, at value	$695,283,448	$137,058,487	$2,664,843
Cash	–	–	3,770
Foreign currency, at value (Cost $–, $170,760 and $4,080)	–	170,723	4,111
Receivable for investments sold	–	86	–
Receivable for shares sold	26,121	–	–
Foreign tax reclaims	–	121,980	217
Dividends receivable	2,321,601	599,819	11,366

Total Assets	697,631,170	137,951,095	2,684,307

LIABILITIES:
Payable to adviser	224,954	56,019	1,357
Payable to custodian	1,641	–	–

Total Liabilities	226,595	56,019	1,357

NET ASSETS	$697,404,575	$137,895,076	$2,682,950

NET ASSETS CONSIST OF:
Paid-in capital	$603,577,866	$126,390,626	$2,513,217
Accumulated net investment income	1,210,597	1,760,722	43,354
Accumulated net realized gain/(loss) on investments and foreign currency transactions	21,362,808	870,217	(7,871)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	71,253,304	8,873,511	134,250

NET ASSETS	$697,404,575	$137,895,076	$2,682,950

INVESTMENTS, AT COST	$624,030,144	$128,183,073	$2,530,623

PRICING OF SHARES:
Net Assets	$697,404,575	$137,895,076	$2,682,950
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	18,951,951	4,400,002	100,002
Net Asset Value, offering and redemption price per share	$36.80	$31.34	$26.83

See Notes to Financial Statements.

14   |  May 31, 2014

ALPS Sector Dividend Dogs Series
Statements of Operations	For the Six Months Ended May 31, 2014 (Unaudited)

	ALPS Sector Dividend Dogs ETF	ALPS International Sector Dividend Dogs ETF	ALPS Emerging Sector Dividend Dogs ETF(a)

INVESTMENT INCOME:
Dividends*	$11,125,410	$3,404,299	$46,153

Total Investment Income	11,125,410	3,404,299	46,153

EXPENSES:
Investment adviser fees	1,099,480	253,669	2,799

Total Expense	1,099,480	253,669	2,799

NET INVESTMENT INCOME	10,025,930	3,150,630	43,354

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain on investments	22,914,938	954,676	–
Net realized loss on foreign currency transactions	–	(77,299)	(7,871)
Net change in unrealized appreciation on investments	29,697,916	6,017,984	134,220
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	–	1,513	30

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	52,612,854	6,896,874	126,379

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$62,638,784	$10,047,504	$169,733

*Net of foreign tax withholding.	$–	$432,107	$5,790

(a)	The ALPS Emerging Sector Dividend Dogs ETF commenced operations on March 28, 2014.

See Notes to Financial Statements.

15   |  May 31, 2014

ALPS Sector Dividend Dogs ETF
Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2014 (Unaudited)	For the Year Ended November 30, 2013

OPERATIONS:
Net investment income	$10,025,930	$8,958,302
Net realized gain on investments	22,914,938	8,873,580
Net change in unrealized appreciation on investments	29,697,916	41,587,324

Net increase in net assets resulting from operations	62,638,784	59,419,206

Net Equalization Credits	548,583	1,073,302

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(9,481,490)	(8,610,531)

Total distributions	(9,481,490)	(8,610,531)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	320,779,509	401,422,165
Dividends reinvested	55,135	11,589
Cost of shares redeemed	(140,864,185)	(50,733,792)
Net income equalization (Note 2)	(548,583)	(1,073,302)

Net Increase from Share Transactions	179,421,876	349,626,660

Net increase in net assets	233,127,753	401,508,637

NET ASSETS:
Beginning of period	464,276,822	62,768,185

End of period *	$697,404,575	$464,276,822

*Including accumulated net investment income of:	$1,210,597	$666,157

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	13,750,361	2,350,002
Shares sold	9,350,000	13,100,000
Shares reinvested	1,590	359
Shares redeemed	(4,150,000)	(1,700,000)

Shares outstanding, end of period	18,951,951	13,750,361

See Notes to Financial Statements.

16   |  May 31, 2014

ALPS International Sector Dividend Dogs ETF
Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2014 (Unaudited)	For the Period June 28, 2013 (Commencement) to November 30, 2013

OPERATIONS:
Net investment income	$3,150,630	$377,612
Net realized gain on investments and foreign currency transactions	877,377	128,835
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	6,019,497	2,854,014

Net increase in net assets resulting from operations	10,047,504	3,360,461

Net Equalization Credits	177,762	155,512

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,501,203)	(264,835)

Total distributions	(1,501,203)	(264,835)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	72,117,724	75,749,861
Cost of shares redeemed	(20,180,214)	(1,434,222)
Net income equalization (Note 2)	(177,762)	(155,512)

Net Increase from Share Transactions	51,759,748	74,160,127

Net increase in net assets	60,483,811	77,411,265

NET ASSETS:
Beginning of period	77,411,265	–

End of period *	$137,895,076	$77,411,265

*Including accumulated net investment income of:	$1,760,722	$111,295

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	2,650,002	–
Shares sold	2,450,000	2,700,002
Shares redeemed	(700,000)	(50,000)

Shares outstanding, end of period	4,400,002	2,650,002

See Notes to Financial Statements.

17   |  May 31, 2014

ALPS Emerging Sector Dividend Dogs ETF
Statements of Changes in Net Assets

For the Period
March 28, 2014
(Commencement) to
May 31, 2014 (Unaudited)

OPERATIONS:
Net investment income	$43,354
Net realized loss on investments and foreign currency transactions	(7,871)
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	134,250

Net Increase in net assets resulting from operations	169,733

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of Shares	2,513,217

Net Increase from Share Transactions	2,513,217

Net Increase in Net Assets	2,682,950

NET ASSETS:
Beginning of period	–

End of period *	$2,682,950

*Including accumulated net investment income of:	$43,354

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	100,002
Shares redeemed	–

Shares outstanding, end of period	100,002

See Notes to Financial Statements.

18   |  May 31, 2014

ALPS Sector Dividend Dogs ETF
Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2014 (Unaudited)		For the Year Ended November 30, 2013	For the Period June 29, 2012 (Commencement) to November 30, 2012

NET ASSET VALUE, BEGINNING OF PERIOD	$33.76		$26.71	$25.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.63		1.12	0.59
Net realized and unrealized gain	3.03		7.14	1.41

Total from investment operations	3.66		8.26	2.00

DISTRIBUTIONS:
From net investment income	(0.62)		(1.21)	(0.29)

Total distributions	(0.62)		(1.21)	(0.29)

Net increase in net asset value	3.04		7.05	1.71

Net asset value, end of period	$36.80		$33.76	$26.71

TOTAL RETURN(b)	10.95%		31.66%	7.99%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$697,405		$464,277	$62,768

Ratio of expenses to average net assets	0.40%	(c)	0.40%	0.40%(c)
Ratio of net investment income to average net assets	3.65%	(c)	3.58%	5.31%(c)
Portfolio turnover rate(d)	9%		8%	0%
Undistributed net investment income included in price of units issued and redeemed(a)(e)	$0.03		$0.13	$0.19

(a)	Based on average shares outstanding during the period.
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.
(d)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(e)	The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements.

19   |  May 31, 2014

ALPS International Sector Dividend Dogs ETF
Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2014 (Unaudited)	For the Period June 28, 2013 (Commencement) to November 30, 2013

NET ASSET VALUE, BEGINNING OF PERIOD	$29.21	$25.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.92	0.34
Net realized and unrealized gain	1.67	4.08

Total from investment operations	2.59	4.42

DISTRIBUTIONS:
From net investment income	(0.46)	(0.21)

Total distributions	(0.46)	(0.21)

Net increase in net asset value	2.13	4.21

Net asset value, end of period	$31.34	$29.21

TOTAL RETURN(b)	8.96%	17.72%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$137,895	$77,411

Ratio of expenses to average net assets	0.50%(c)	0.50%(c)
Ratio of net investment income to average net assets	6.21%(c)	2.87%(c)
Portfolio turnover rate(d)	13%	2%
Undistributed net investment income included in price of units issued and redeemed(a)(e)	$0.05	$0.14

(a)	Based on average shares outstanding during the period.
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.
(d)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(e)	The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements.

20   |  May 31, 2014

ALPS Emerging Sector Dividend Dogs ETF
Financial Highlights	For a Share Outstanding Throughout the Periods Presented

For the Period
March 28, 2014
(Commencement)
to
May 31, 2014
(Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.43
Net realized and unrealized gain	1.40

Total from investment operations	1.83

Net increase in net asset value	1.83

Net asset value, end of period	$26.83

TOTAL RETURN(b)	7.32%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$2,683

Ratio of expenses to average net assets	0.60%(c)
Ratio of net investment income to average net assets	9.29%(c)
Portfolio turnover rate(d)	0%

(a)	Based on average shares outstanding during the period.
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.
(d)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

21   |  May 31, 2014

ALPS Sector Dividend Dogs Series
Notes to Financial Statements	May 31, 2014 (Unaudited)

1. ORGANIZATION

The ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2014, the Trust consists of twenty-one separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the ALPS Sector Dividend Dogs ETF, the ALPS International Sector Dividend Dogs ETF, and the ALPS Emerging Sector Dividend Dogs ETF (each a “Fund” and collectively, the “Funds”).

The investment objective of the ALPS Sector Dividend Dogs ETF is to seek investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network Sector Dividend Dogs Index. The ALPS Sector Dividend Dogs ETF commenced operations on June 29, 2012.

The investment objective of the ALPS International Sector Dividend Dogs ETF is to seek investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network International Sector Dividend Dogs Index. The ALPS International Sector Dividend Dogs ETF commenced operations on June 28, 2013.

The investment objective of the ALPS Emerging Sector Dividend Dogs ETF is to seek investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network Emerging Sector Dividend Dogs Index. The Emerging Sector Dividend Dogs ETF commenced operations on March 28, 2014.

The Funds’ Shares (“Shares”) are listed on the New York Stock Exchange (“NYSE”) Arca. Each Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 50,000 Shares, each of which is called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities included in a specified index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

A. Portfolio Valuation

Each Fund’s NAV is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Exchange LLC (the “NASDAQ”) exchange are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices.

The Funds’ investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities.

22   |  May 31, 2014

ALPS Sector Dividend Dogs Series
Notes to Financial Statements	May 31, 2014 (Unaudited)

B. Fair Value Measurements

Each Fund discloses the classification of fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Funds’ investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAVeach business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2	–

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments at May 31, 2014:

ALPS Sector Dividend Dogs ETF

	Level 1 -	Level 2 - Other	Level 3 - Significant
	Unadjusted Quoted	Significant	Unobservable
Investments in Securities at Value*	Prices	Observable Inputs	Inputs	Total

Common Stocks	$692,696,327	$–	$–	$692,696,327
Short Term Investments	2,587,121	–	–	2,587,121

TOTAL	$695,283,448	$–	$–	$695,283,448

ALPS International Sector Dividend Dogs ETF

	Level 1 -	Level 2 - Other	Level 3 - Significant
	Unadjusted Quoted	Significant	Unobservable
Investments in Securities at Value*	Prices	Observable Inputs	Inputs	Total

Common Stocks	$136,995,597	$–	$–	$136,995,597
Short Term Investments	62,890	–	–	62,890

TOTAL	$137,058,487	$–	$–	$137,058,487

23   |  May 31, 2014

ALPS Sector Dividend Dogs Series
Notes to Financial Statements	May 31, 2014 (Unaudited)

ALPS Emerging Sector Dividend Dogs ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$2,652,519	$–	$–	$2,652,519
Short Term Investments	12,324	–	–	12,324

TOTAL	$2,664,843	$–	$–	$2,664,843

*  For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Funds recognize transfers between levels as of the end of the period. For the six months ended May 31, 2014, the Funds did not have any transfers between Level 1 and Level 2 securities. The Funds did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

D. Foreign Securities

The ALPS International Sector Dividend Dogs ETF and the ALPS Emerging Sector Dividend Dogs ETF may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments.

Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

E. Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

F. Dividends and Distributions to Shareholders

Dividends from net investment income for each Fund, if any, are declared and paid quarterly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Funds, if any, are distributed at least annually.

G. Equalization

Each Fund follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring the Funds’ shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisitions of the Funds’ shares. Amounts related to Equalization can be found on the Statement of Changes in Net Assets.

H. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end: accordingly, tax basis balances have not been determined as of May 31, 2014.

24   |  May 31, 2014

ALPS Sector Dividend Dogs Series
Notes to Financial Statements	May 31, 2014 (Unaudited)

At November 30, 2013, the Funds had available for tax purposes unused capital loss carryforwards as follows:

	Short-Term	Long-Term

ALPS Sector Dividend Dogs ETF	$ 235,157	$ –
ALPS International Sector Dividend Dogs ETF	–	–

The tax character of the distributions paid for the period ended November 30, 2013, was as follows:

	Ordinary Income	Long-Term Capital Gain

ALPS Sector Dividend Dogs ETF	$ 8,609,806	$ 725
ALPS International Sector Dividend Dogs ETF	264,835	–

As of May 31, 2014, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/ (depreciation) on investments were as follows:

	ALPS Sector Dividend Dogs ETF	ALPS International Sector Dividend Dogs ETF	ALPS Emerging Sector Dividend Dogs ETF

Gross appreciation (excess of value over tax cost)	$73,951,793	$10,244,932	$192,826
Gross depreciation (excess of tax cost over value)	(3,615,552)	(1,493,767)	(58,606)

Net unrealized appreciation (depreciation)	70,336,241	8,751,165	134,220

Cost of investments for income tax purposes	$624,947,207	$128,307,322	$2,530,623

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales.

I. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

Each Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the period ended May 31, 2014, each Fund did not have a liability for any unrecognized tax benefits. Each Fund files U.S. federal, state, and local tax returns as required. Each Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Being that the ALPS International Sector Dividend Dogs ETF and ALPS Emerging Sector Dividend Dogs ETF commenced operations on June 28, 2013 and March 28, 2014, respectively, no tax returns have been filed as of the date of this report.

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) acts as the Funds’ investment adviser pursuant to advisory agreements with the Trust on behalf of each Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary fee for the services and facilities it provides payable on a monthly basis as a percentage of the relevant Fund’s average daily net assets as set out below. From time to time, the Adviser may waive all or a portion of its fee.

Fund	Advisory Fee

ALPS Sector Dividend Dogs ETF	0.40%

ALPS International Sector Dividend Dogs ETF	0.50%

ALPS Emerging Sector Dividend Dogs ETF	0.60%

25   |  May 31, 2014

ALPS Sector Dividend Dogs Series
Notes to Financial Statements	May 31, 2014 (Unaudited)

Out of the unitary management fee, the Investment Adviser pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of each Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all of each Fund’s expenses and to compensate the Adviser for providing services for each Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator for the Funds.

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $5,000, (2) a per meeting fee of $3,750, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.

4. PURCHASES AND SALES OF SECURITIES

For the period ended May 31, 2014, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales

ALPS Sector Dividend Dogs ETF	$ 181,879,053	$ 48,255,819

ALPS International Sector Dividend Dogs ETF	33,021,289	13,494,350

ALPS Emerging Sector Dividend Dogs ETF	2,518,299	–

For the period ended May 31, 2014, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales

ALPS Sector Dividend Dogs ETF	$184,414,918	$139,149,661

ALPS International Sector Dividend Dogs ETF	51,355,141	17,862,041

ALPS Emerging Sector Dividend Dogs ETF	–	–

Gains on in-kind transactions are not considered taxable for federal income tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of each Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

26   |  May 31, 2014

ALPS Sector Dividend Dogs Series
Additional Information	May 31, 2014 (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

The Trust is required to disclose annually each Fund’s complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for each Fund also will be available at no charge upon request by calling 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203. Each Fund’s Form N-PX also is available on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund’s portfolio holdings with the SEC on Form N-Q. The Trust will also disclose a complete schedule of each Fund’s portfolio holdings with the SEC on Form N-CSR after its second and fourth quarters. Form N-Q and Form N-CSR for each Fund will be available on the SEC’s website at http://www.sec.gov. Each Fund’s Form N-Q and Form N-CSR may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-5850. Each Fund’s Form N-Q and Form N-CSR will be available without charge, upon request, by calling 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

27   |  May 31, 2014

ALPS Sector Dividend Dogs Series
Board Considerations Regarding Approval of Investment Advisory Agreement	May 31, 2014 (Unaudited)

At an in-person meeting held on December 12, 2013 (the “Meeting”), the Board of Trustees of the Trust (the “Board”), including the Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act, as amended (the “1940 Act”) (the “Independent Trustees”), evaluated a proposal to approve the Advisory Agreement between the Trust and ALPS Advisors, Inc. (the “Adviser”) with respect to the ALPS Emerging Sector Dividend Dogs ETF (the “EDOG ETF”). The Independent Trustees also met separately to consider the Advisory Agreement.

In evaluating whether to approve the Advisory Agreement for the EDOG ETF, the Board considered numerous factors, as described below.

With respect to the nature, extent and quality of the services to be provided by the Adviser under the Advisory Agreement, representatives from the Adviser presented the Adviser’s material regarding consideration of the Advisory Agreement. The Independent Trustees noted that included in the Board materials were responses by the Adviser to a questionnaire drafted by legal counsel to the Trust to assist the Board in evaluating whether to approve the Advisory Agreement (the “15(c) Materials”). The Independent Trustees considered and reviewed information concerning the nature of the services proposed to be provided under the Advisory Agreement, the proposed investment parameters of the index for the EDOG ETF, financial information regarding the Adviser and its parent company, information describing the Adviser’s current organization and the background and experience of the persons who would be responsible for the day-to-day management of the EDOG ETF, descriptions of the Adviser’s compliance program, including measures taken by the Adviser to assist the EDOG ETF in complying with Rule 38a-1 under the 1940 Act and the nature and quality of services provided to other exchange-traded (“ETFs”), open-end and closed-end funds by the Adviser. Based upon their review, the Independent Trustees concluded that the Adviser was qualified to oversee the services to be provided by other service providers and that the services to be provided by the Adviser to the EDOG ETF are expected to be satisfactory.

At the Meeting, the Independent Trustees considered and approved an annual advisory fee of 0.60% of EDOG ETF’s average daily net assets. The Independent Trustees noted the services to be provided by the Adviser for the proposed annual advisory fee of 0.60% of EDOG ETF’s average daily net assets. The Independent Trustees noted that the advisory fees proposed for the EDOG ETF were unitary fees pursuant to which the Adviser will assume all expense of the EDOG ETF (including the cost of transfer agency, custody, fund administration, legal, audit and other services) other than payments under the Advisory Agreement, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Based on its review, the Independent Trustees concluded that the expected profitability of the EDOG ETF to the Adviser was not unreasonable.

The Independent Trustees also reviewed comparative fee information provided by Lipper Analytical Services (“Lipper”). The Independent Trustees noted that Lipper’s report contained information regarding comparisons of the proposed cost and expense structures of EDOG ETF with other funds’ cost and expense structures. The Independent Trustees noted the services to be provided by the Adviser for the annual advisory fee of 0.60% of the EDOG ETF’s average daily net assets. The Board also considered that the advisory fee was a unitary one and that, as set forth above, the Adviser had agreed to pay all of the EDOG ETF’s expenses (except for interest expenses, marketing fees, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the EDOG ETF’s business) out of the unitary fee. The Independent Trustees considered that, taking into account the impact of the EDOG ETF’s unitary advisory fee, the EDOG ETF’s expense ratio was expected to be at the median of its Lipper peer group. Based on the foregoing and the other information available to them, the Independent Trustees concluded that the advisory fee for EDOG ETF was reasonable under the circumstances and in light of the quality of services provided.

The Independent Trustees also considered other benefits that may be realized by the Adviser from its relationship with the EDOG ETF and concluded that the advisory fee was reasonable taking into account such benefits. The Independent Trustees considered the extent to which economies of scale would be realized as the EDOG ETF grows or surpasses its breakeven point and whether fee level reflects a reasonable sharing of such economies of scale for the benefit of the Fund’s investors. Because the EDOG ETF is newly organized, the Independent Trustees reviewed the unitary advisory fee proposed for EDOG ETF and anticipated expenses of the Fund and determined to review economies of scale in the future when the EDOG ETF had attracted assets.

Based on consideration of all factors deemed relevant, the Independent Trustees determined that approval of the Advisory Agreement was in the best interests of the EDOG ETF. The Independent Trustees did not identify any single factor or group of factors as all important or controlling and considered all factors together.

In voting to approve the Advisory Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Advisory Agreement are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.

28   |  May 31, 2014

SEMI-ANNUAL REPORT | May 31, 2014
Must be accompanied or preceded by a prospectus. ALPS Portfolio Solutions Distributor, Inc. is the Distributor for the ALPS Sector Dividend Dogs ETFs.

May 31, 2014

    ALPS | GS Momentum Builder® Growth Markets Equities and U.S. Treasuries Index ETF (GSGO)

    ALPS | GS Momentum Builder® Multi-Asset Index ETF (GSMA)

    ALPS | GS Momentum Builder® Asia ex-Japan Equities and U.S. Treasuries Index ETF (GSAX)

    ALPS | GS Risk-Adjusted Return U.S. Large Cap Index ETF (GSRA)

    An ALPS Advisors Solution

ALPS | GS Momentum Builder® Growth Markets Equities and U.S. Treasuries Index ETF
Performance Overview	May 31, 2014 (Unaudited)

The ALPS | GS Momentum Builder® Growth Markets Equities and U.S. Treasuries Index ETF (the “Fund”) seeks investment results that correspond generally, before fees and expenses, to the performance of the GS Momentum Builder® Growth Markets Equities and U.S. Treasuries Index (the “Index”). The Fund is a “fund of funds” as it principally invests its assets in the ETFs included in the Index (“Underlying ETFs”), instead of individual securities. The Underlying ETFs are also passively managed and seek investment results that correspond to their own indexes. The Underlying ETFs primarily invest in emerging markets equity securities and U.S. Treasury securities. The Fund will invest at least 80% of its total assets in securities of the Underlying ETFs that comprise the Index.

Fund Performance (as of May 31, 2014)

	6 Months	1 Year	Since Inception^
ALPS | GS Momentum Builder® Growth Markets Equities and U.S. Treasuries Index ETF - NAV	2.96%	-6.46%	-8.67%
ALPS | GS Momentum Builder® Growth Markets Equities and U.S. Treasuries Index ETF - Market Price*	4.19%	-6.28%	-8.53%
GS Momentum Builder® Growth Markets Equities and U.S. Treasuries Index	3.42%	-5.63%	-7.87%
MSCI EM TR Net Index	1.89%	4.27%	0.67%

Total Expense Ratio (per the current prospectus) 1.16%

Performance data quoted represent past performance. Past performance is no guarantee of future results so that shares, when redeemed may be worth more or less than their original cost. The investment return and principal value will fluctuate. Current performance may be higher or lower than the performance quoted. Call 1-866-759-5679 for current month end performance.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	Fund commencement date of 12/20/2012.

*	Market Price is based on the midpoint of the bid/ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

GS Momentum Builder® Growth Markets Equities and U.S. Treasuries Index holds ETFs whose underlying indexes track the equity markets of large emerging-markets countries and ETFs that track U.S. bond markets.

The MSCI EM (Emerging Markets) TR (Total Return) Net Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

An investor cannot invest directly in an index.

Top Holdings* (as of May 31, 2014)

iShares® 20+ Year Treasury Bond ETF	48.8%
WisdomTree® India Earnings Fund	32.3%
Market Vectors® Indonesia Index ETF	18.9%
Dreyfus Treasury Prime Cash Management, Institutional Class	0.0%**
Total % of Holdings	100.00%

*	% of Total Investments.

**	Less than 0.05%.

Future holdings are subject to change.

1   |  May 31, 2014

ALPS | GS Momentum Builder® Growth Markets Equities and U.S. Treasuries Index ETF
Performance Overview	May 31, 2014 (Unaudited)

Growth of $10,000 (as of May 31, 2014)

Comparison of Change in Value of $10,000 Investment in the Fund and the Index

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2   |  May 31, 2014

ALPS | GS Momentum Builder® Multi-Asset Index ETF
Performance Overview	May 31, 2014 (Unaudited)

The ALPS | GS Momentum Builder® Multi-Asset Index ETF (the “Fund”) seeks investment results that closely correspond generally, before fees and expenses, to the performance of the GS Momentum Builder® Multi-Asset Index (the “Index”). The Fund is a fund of funds as it principally invests its assets in the ETFs included in the Index (“Underlying ETFs”), instead of individual securities. The Underlying ETFs are also passively managed and seek investment results that correspond to their own indexes (with the exception of one Underlying ETF which is actively managed). The Underlying ETFs invest across asset classes. The Underlying ETFs primarily invest in global equities, including emerging markets, as well as commodities, real estate and U.S. and international fixed income securities. The Fund will invest at least 80% of its total assets in securities of the Underlying ETFs that comprise the Index.

Fund Performance (as of May 31, 2014)

	6 Months	1 Year	Since Inception^
ALPS | GS Momentum Builder® Multi-Asset Index ETF - NAV	3.60%	10.68%	6.86%
ALPS | GS Momentum Builder® Multi-Asset Index ETF - Market Price*	4.88%	10.46%	6.80%
GS Momentum Builder® Multi-Asset Index	4.03%	11.54%	7.72%
60% S&P 500® Total Return Index and 40% Barclays U.S. Aggregate Index	5.93%	13.16%	15.15%

Total Expense Ratio (per the current prospectus) 0.95%

Performance data quoted represent past performance. Past performance is no guarantee of future results so that shares, when redeemed may be worth more or less than their original cost. The investment return and principal value will fluctuate. Current performance may be higher or lower than the performance quoted. Call 1-866-759-5679 for current month end performance.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	Fund commencement date of 12/20/2012.

*	Market Price is based on the midpoint of the bid/ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

GS Momentum Builder® Multi-Asset Index holds ETFs spanning across United States, developed and emerging equity markets, commodities, real estate, as well as global fixed income markets.

S&P 500® Total Return Index (SPXTR) is a domestic equity index consisting of 500 stocks representing approximately 75% of the total U.S. equity market focusing on the large-cap sector of the U.S. equities market.

Barclay’s U.S. Aggregate Index is a benchmark index composed of US securities in Treasury, Government-Related, Corporate, and Securitized sectors.

An investor cannot invest directly in an index.

Top Holdings* (as of May 31, 2014)

iShares® 20+ Year Treasury Bond ETF	39.9%
iShares® Russell 1000® ETF	30.1%
iShares® U.S. Real Estate ETF	30.0%
Dreyfus Treasury Prime Cash Management, Institutional Class	0.0%**
Total % of Holdings	100.00%

*	% of Total Investments.

**	Less than 0.05%.

Future holdings are subject to change.

3   |  May 31, 2014

ALPS | GS Momentum Builder® Multi-Asset Index ETF
Performance Overview	May 31, 2014 (Unaudited)

Growth of $10,000 (as of May 31, 2014)

Comparison of Change in Value of $10,000 Investment in the Fund and the Index

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4   |  May 31, 2014

ALPS | GS Momentum Builder® Asia ex-Japan Equities and U.S. Treasuries Index ETF
Performance Overview	May 31, 2014 (Unaudited)

The ALPS | GS Momentum Builder® Asia ex-Japan Equities and U.S. Treasuries Index ETF (the “Fund”) seeks investment results that correspond generally, before fees and expenses, to the performance of the GS Momentum Builder® Asia ex-Japan Equities and U.S. Treasuries Index (the “Index”). The Fund is a fund of funds as it principally invests its assets in the ETFs included in the Index (“Underlying ETFs”), instead of individual securities. The Underlying ETFs are also passively managed and seek investment results that correspond to their own indexes. The Underlying ETFs invest primarily in securities of equity markets in Asia (excluding Japan) and U.S. Treasury securities. The Fund will invest at least 80% of its total assets in securities of the Underlying ETFs that comprise the Index. In addition, under normal circumstances, the Fund will invest at least 80% of its total assets in Underlying ETFs which invest in securities of equity markets in Asia (excluding Japan) and U.S. Treasury securities.

Fund Performance (as of May 31, 2014)

	6 Months	1 Year	Since Inception^
ALPS | GS Momentum Builder® Asia ex-Japan Equities and U.S. Treasuries Index ETF - NAV	2.76%	-2.80%	-4.72%
ALPS | GS Momentum Builder® Asia ex-Japan Equities and U.S. Treasuries Index ETF - Market Price*	1.68%	-3.51%	-5.16%
GS Momentum Builder® Asia Ex-Japan Equities and U.S. Treasuries Index	3.38%	-1.68%	-3.70%
MSCI AC Asia Ex-Japan TR Net Index	2.88%	7.22%	5.09%

Total Expense Ratio (per the current prospectus) 1.18%

Performance data quoted represent past performance. Past performance is no guarantee of future results so that shares, when redeemed may be worth more or less than their original cost. The investment return and principal value will fluctuate. Current performance may be higher or lower than the performance quoted. Call 1-866-759-5679 for current month end performance.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	Fund commencement date of 12/20/2012.

*	Market Price is based on the midpoint of the bid/ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

GS Momentum Builder® Asia ex-Japan Equities and U.S. Treasuries Index holds ETFs that track the following equity markets in Asia: India, China, Thailand, Taiwan, Hong Kong, Indonesia, Singapore, Malaysia, South Korea and Australia as well as shares of ETFs who track U.S. fixed income markets.

The MSCI AC (All Country) Asia ex–Japan TR (Total Return) Net Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of Asia, excluding Japan. The MSCI AC Asia ex Japan Index consists of the following 10 developed and emerging market country indices: China, Hong Kong, India, Indonesia, Korea, Malaysia, Philippines, Singapore, Taiwan, and Thailand.

An investor cannot invest directly in an index.

Top Holdings* (as of May 31, 2014)

iShares® 20+ Year Treasury Bond ETF	48.4%
WisdomTree® India Earnings Fund	32.0%
iShares® MSCI Taiwan ETF	19.6%
Dreyfus Treasury Prime Cash Management, Institutional Class	0.0%**
Total % of Holdings	100.00%

*	% of Total Investments.

**	Less than 0.05%.

Future holdings are subject to change.

5   |  May 31, 2014

ALPS | GS Momentum Builder® Asia ex-Japan Equities and U.S. Treasuries Index ETF
Performance Overview	May 31, 2014 (Unaudited)

Growth of $10,000 (as of May 31, 2014)

Comparison of Change in Value of $10,000 Investment in the Fund and the Index

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

6   |  May 31, 2014

ALPS | GS Risk-Adjusted Return U.S. Large Cap Index ETF
Performance Overview	May 31, 2014 (Unaudited)

The ALPS | GS Risk-Adjusted Return U.S. Large Cap Index ETF (the “Fund”) seeks investment results that correspond generally, before fees and expenses, to the performance of the GS Risk-Adjusted Return U.S. Large Cap Index (the “Index”). The Index includes U.S. securities within the Russell 1000® Index. The Fund will invest at least 80% of its total assets in the securities that comprise the Index.

Fund Performance (as of May 31, 2014)

	6-Months	1 Year	Since Inception^
ALPS | GS Risk-Adjusted Return U.S. Large Cap Index ETF - NAV	10.61%	19.09%	24.38%
ALPS | GS Risk-Adjusted Return U.S. Large Cap Index ETF - Market Price*	10.50%	19.12%	24.43%
GS Risk-Adjusted Return U.S. Large Cap Index	11.03%	19.86%	25.18%
Russell 1000® Total Return Index	7.71%	20.90%	25.45%

Total Expense Ratio (per the current prospectus) 0.55%

Performance data quoted represent past performance. Past performance is no guarantee of future results so that shares, when redeemed may be worth more or less than their original cost. The investment return and principal value will fluctuate. Current performance may be higher or lower than the performance quoted. Call 1-866-759-5679 for current month end performance.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	Fund commencement date of 12/20/2012.

*	Market Price is based on the midpoint of the bid/ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

Goldman Sachs Risk-Adjusted Return Index: designed to reflect the performance of a hypothetical portfolio of U.S. stocks that are anticipated to have the highest risk-adjusted returns based on a methodology developed by Goldman, Sachs & Co.

An investor cannot invest directly in an index.

Top Ten Holdings* (as of May 31, 2014)

Keurig Green Mountain, Inc.	3.1%
Royal Gold, Inc.	2.7%
NRG Energy, Inc.	2.5%
Apartment Investment & Management Co., Class A	2.4%
Cadence Design Systems, Inc.	2.4%
Equinix, Inc.	2.3%
Calpine Corp.	2.3%
American Campus Communities, Inc.	2.3%
Camden Property Trust	2.3%
Edison International	2.3%
Total % of Top 10 Holdings	24.6%

*	% of Total Investments.

Future holdings are subject to change.

7   |  May 31, 2014

ALPS | GS Risk-Adjusted Return U.S. Large Cap Index ETF
Performance Overview	May 31, 2014 (Unaudited)

Growth of $10,000 (as of May 31, 2014)

Comparison of Change in Value of $10,000 Investment in the Fund and the Index

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

8   |  May 31, 2014

ALPS | Goldman Sachs Index ETF Series
Disclosure of Fund Expenses	May 31, 2014 (Unaudited)

Shareholder Expense Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2014.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/13	Ending Account Value 5/31/14	Expense Ratio(a)	Expenses Paid During Period 12/1/13 - 5/31/14(b)

ALPS | GS Momentum Builder® Growth Markets Equities and U.S. Treasuries Index ETF
Actual	$1,000.00	$1,029.60	0.68%	$3.44
Hypothetical (5% return before expenses)	$1,000.00	$1,021.54	0.68%	$3.43

ALPS | GS Momentum Builder® Multi-Asset Index ETF
Actual	$1,000.00	$1,036.00	0.68%	$3.45
Hypothetical (5% return before expenses)	$1,000.00	$1,021.54	0.68%	$3.43

ALPS | GS Momentum Builder® Asia ex-Japan Equities and U.S. Treasuries Index ETF
Actual	$1,000.00	$1,027.60	0.68%	$3.44
Hypothetical (5% return before expenses)	$1,000.00	$1,021.54	0.68%	$3.43

ALPS | GS Risk-Adjusted Return U.S. Large Cap Index ETF
Actual	$1,000.00	$1,106.10	0.55%	$2.89
Hypothetical (5% return before expenses)	$1,000.00	$1,022.19	0.55%	$2.77

(a)	Annualized, based on the Fund’s most recent fiscal half-year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

9   |  May 31, 2014

ALPS | GS Momentum Builder® Growth Markets Equities and U.S. Treasuries Index ETF
Schedule of Investments	May 31, 2014 (Unaudited)

Security Description		Shares	Value

EXCHANGE TRADED FUNDS (100.05%)
Debt Funds (48.79%)
iShares® 20+ Year Treasury Bond ETF		9,191	$1,048,693

Total Debt Funds			1,048,693

Equity Funds (51.26%)
Market Vectors® Indonesia Index ETF		16,113	406,853
WisdomTree® India Earnings Fund		32,360	695,093

Total Equity Funds			1,101,946

TOTAL EXCHANGE TRADED FUNDS (Cost $1,914,596)			2,150,639

	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (0.01%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000% (a)	200	200

TOTAL SHORT TERM INVESTMENTS (Cost $200)			200

TOTAL INVESTMENTS (100.06%) (Cost $1,914,796)			$2,150,839

NET LIABILITIES LESS OTHER ASSETS (-0.06%)			(1,225)

NET ASSETS (100.00%)			$2,149,614

(a)	Less than 0.0005%.

Common Abbreviations:

ETF - Exchange Traded Fund.

See Notes to Financial Statements.

10   |  May 31, 2014

ALPS | GS Momentum Builder® Multi-Asset Index ETF
Schedule of Investments	May 31, 2014 (Unaudited)

Security Description		Shares	Value

EXCHANGE TRADED FUNDS (100.06%)
Debt Funds (39.96%)
iShares® 20+ Year Treasury Bond ETF		9,469	$1,080,413

Total Debt Funds			1,080,413

Equity Funds (60.10%)
iShares® Russell 1000® ETF		7,554	813,113
iShares® U.S. Real Estate ETF		11,323	811,406

Total Equity Funds			1,624,519

TOTAL EXCHANGE TRADED FUNDS (Cost $2,562,938)			2,704,932

	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (0.00%)(a)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000% (b)	32	32

TOTAL SHORT TERM INVESTMENTS (Cost $32)			32

TOTAL INVESTMENTS (100.06%) (Cost $2,562,970)			$2,704,964

NET LIABILITIES LESS OTHER ASSETS (-0.06%)			(1,539)

NET ASSETS (100.00%)			$2,703,425

(a)	Less than 0.005% of Net Assets.
(b)	Less than 0.0005%.

Common Abbreviations:

ETF - Exchange Traded Fund.

See Notes to Financial Statements.

11   |  May 31, 2014

ALPS | GS Momentum Builder® Asia ex-Japan Equities and U.S. Treasuries Index ETF
Schedule of Investments	May 31, 2014 (Unaudited)

Security Description		Shares	Value

EXCHANGE TRADED FUNDS (100.06%)
Debt Funds (48.39%)
iShares® 20+ Year Treasury Bond ETF		9,689	$1,105,515

Total Debt Funds			1,105,515

Equity Funds (51.67%)
iShares® MSCI Taiwan ETF		29,633	447,755
WisdomTree® India Earnings Fund		34,111	732,704

Total Equity Funds			1,180,459

TOTAL EXCHANGE TRADED FUNDS (Cost $2,055,829)			2,285,974

	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (0.00%)(a)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000% (b)	79	79

TOTAL SHORT TERM INVESTMENTS (Cost $79)			79

TOTAL INVESTMENTS (100.06%) (Cost $2,055,908)			$2,286,053

NET LIABILITIES LESS OTHER ASSETS (-0.06%)			(1,291)

NET ASSETS (100.00%)			$2,284,762

(a)	Less than 0.005% of Net Assets.
(b)	Less than 0.0005%.

Common Abbreviations:

ETF - Exchange Traded Fund.

MSCI - Morgan Stanley Capital International.

See Notes to Financial Statements.

12   |  May 31, 2014

ALPS | GS Risk-Adjusted Return U.S. Large Cap Index ETF
Schedule of Investments	May 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.59%)
Basic Materials (11.16%)
Crown Holdings, Inc.(a)	1,416	$69,172
Eastman Chemical Co.	828	73,079
Rock-Tenn Co., Class A	670	67,690
Royal Gold, Inc.	1,459	91,509
Southern Copper Corp.	2,549	75,756

Total Basic Materials		377,206

Consumer Discretionary (9.15%)
General Motors Co.	1,617	55,916
H&R Block, Inc.	2,238	66,648
Madison Square Garden Co., Class A(a)	1,132	62,090
Sirius XM Holdings, Inc.(a)	16,817	55,160
Thor Industries, Inc.	1,161	69,659

Total Consumer Discretionary		309,473

Consumer Staples (12.60%)
Bunge, Ltd.	787	61,158
Coca-Cola Co.	1,581	64,679
ConAgra Foods, Inc.	1,923	62,113
Keurig Green Mountain, Inc.	930	104,886
PepsiCo, Inc.	759	67,042
Philip Morris International, Inc.	748	66,228

Total Consumer Staples		426,106

Energy (10.43%)
Anadarko Petroleum Corp.	716	73,647
Cobalt International Energy, Inc.(a)	3,426	63,347
Denbury Resources, Inc.	3,777	63,794
FMC Technologies, Inc.(a)	1,318	76,523
Schlumberger, Ltd.	725	75,429

Total Energy		352,740

Financial (11.10%)
American Campus Communities, Inc.	1,977	76,787
Apartment Investment & Management Co., Class A	2,533	79,738
Camden Property Trust	1,094	76,843
CBL & Associates Properties, Inc.	3,573	67,244
Home Properties, Inc.	1,200	74,616

Total Financial		375,228

Health Care (11.72%)
Brookdale Senior Living, Inc.(a)	2,189	72,805
Catamaran Corp.(a)	1,412	61,789
Community Health Systems, Inc.(a)	1,527	63,783
Sirona Dental Systems, Inc.(a)	925	69,579
Vertex Pharmaceuticals, Inc.(a)	913	65,973
Zoetis, Inc.	2,032	62,383

Total Health Care		396,312

Industrial (9.41%)
ADT Corp.	1,569	50,522
Clean Harbors, Inc.(a)	1,213	74,126

13   |  May 31, 2014

ALPS | GS Risk-Adjusted Return U.S. Large Cap Index ETF
Schedule of Investments	May 31, 2014 (Unaudited)

Security Description		Shares	Value

Industrial (9.41%) (continued)
KBR, Inc.		1,879	$45,641
Quanta Services, Inc.(a)		2,154	73,128
Robert Half International, Inc.		1,639	74,722

Total Industrial			318,139

Technology (12.66%)
Cadence Design Systems, Inc.(a)		4,772	79,645
eBay, Inc.(a)		1,231	62,449
EMC Corp.		2,689	71,420
Equinix, Inc.(a)		396	78,705
Nuance Communications, Inc.(a)		4,632	74,969
Rackspace Hosting, Inc.(a)		1,676	61,157

Total Technology			428,345

Utilities (11.36%)
American Water Works Co., Inc		1,516	73,693
Calpine Corp.(a)		3,336	77,796
Edison International		1,383	76,259
NRG Energy, Inc.		2,358	84,038
PG&E Corp.		1,576	72,291

Total Utilities			384,077

TOTAL COMMON STOCKS (Cost $3,083,473)			3,367,626

	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (0.35%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000% (b)	11,867	11,867

TOTAL SHORT TERM INVESTMENTS (Cost $11,867)			11,867

TOTAL INVESTMENTS (99.94%) (Cost $3,095,340)			$3,379,493

NET OTHER ASSETS AND LIABILITIES (0.06%)			1,986

NET ASSETS (100.00%)			$3,381,479

(a)	Non-income producing security.
(b)	Less than 0.0005%.

Common Abbreviations:

Ltd. - Limited.

See Notes to Financial Statements.

14   |  May 31, 2014

ALPS | Goldman Sachs Index ETF Series
Statements of Assets and Liabilities	May 31, 2014 (Unaudited)

	ALPS | GS Momentum Builder® Growth Markets Equities and U.S. Treasuries Index ETF	ALPS | GS Momentum Builder® Multi- Asset Index ETF	ALPS | GS Momentum Builder® Asia ex-Japan Equities and U.S. Treasuries Index ETF	ALPS | GS Risk- Adjusted Return U.S. Large Cap Index ETF

ASSETS:
Investments, at value	$2,150,839	$2,704,964	$2,286,053	$3,379,493
Cash	–	–	–	1,890
Dividends receivable	–	–	–	1,638

Total assets	2,150,839	2,704,964	2,286,053	3,383,021

LIABILITIES:
Payable to adviser	1,225	1,539	1,291	1,542

Total liabilities	1,225	1,539	1,291	1,542

NET ASSETS	$2,149,614	$2,703,425	$2,284,762	$3,381,479

NET ASSETS CONSIST OF:
Paid-in capital	$4,167,540	$2,989,740	$3,490,740	$3,096,003
Accumulated net investment income	2,802	10,574	3,067	6,833
Accumulated net realized loss on investments	(2,256,771)	(438,883)	(1,439,190)	(5,510)
Net unrealized appreciation on investments	236,043	141,994	230,145	284,153

NET ASSETS	$2,149,614	$2,703,425	$2,284,762	$3,381,479

INVESTMENTS, AT COST	$1,914,796	$2,562,970	$2,055,908	$3,095,340

PRICING OF SHARES
Net Assets	$2,149,614	$2,703,425	$2,284,762	$3,381,479
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	100,002	100,002	100,002	100,002
Net Asset Value, offering and redemption price per share	$21.50	$27.03	$22.85	$33.81

See Notes to Financial Statements.

15   |  May 31, 2014

ALPS | Goldman Sachs Index ETF Series
Statements of Operations	For the Period Ended May 31, 2014 (Unaudited)

	ALPS | GS Momentum Builder® Growth Markets Equities and U.S. Treasuries Index ETF	ALPS | GS Momentum Builder® Multi- Asset Index ETF	ALPS | GS Momentum Builder® Asia ex-Japan Equities and U.S. Treasuries Index ETF	ALPS | GS Risk- Adjusted Return U.S. Large Cap Index ETF

INVESTMENT INCOME:
Dividends	$36,645	$26,432	$38,278	$23,947

Total Investment Income	36,645	26,432	38,278	23,947

EXPENSES:
Investment adviser fees	6,795	8,961	7,176	8,784

Total Expenses	6,795	8,961	7,176	8,784

NET INVESTMENT INCOME	29,850	17,471	31,102	15,163

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) on investments	(150,418)	88,897	(132,470)	191,476
Net change in unrealized appreciation/(depreciation) on investments	182,170	(11,686)	162,174	118,878

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	31,752	77,211	29,704	310,354

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$61,602	$94,682	$60,806	$325,517

See Notes to Financial Statements.

16   |  May 31, 2014

ALPS | Goldman Sachs Index ETF Series
Statements of Changes in Net Assets

	ALPS | GS Momentum Builder® Growth Markets Equities and U.S. Treasuries Index ETF		ALPS | GS Momentum Builder® Multi-Asset Index ETF

	For the Six Months Ended May 31, 2014 (Unaudited)	For the Period December 20, 2012 (Commencement of Operations) to November 30, 2013	For the Six Months Ended May 31, 2014 (Unaudited)	For the Period December 20, 2012 (Commencement of Operations) to November 30, 2013

OPERATIONS:
Net investment income	$29,850	$49,509	$17,471	$125,832
Net realized gain/(loss) on investments	(150,418)	(1,901,744)	88,897	208,751
Net change in unrealized appreciation/(depreciation) on investments	182,170	53,873	(11,686)	153,680

Net increase/(decrease) in net assets resulting from operations	61,602	(1,798,362)	94,682	488,263

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(27,048)	(49,509)	(22,197)	(110,532)
From tax return of capital	–	(6,701)	–	–

Total distributions	(27,048)	(56,210)	(22,197)	(110,532)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	–	14,164,135	–	24,137,173
Cost of shares redeemed	–	(10,194,503)	–	(21,883,964)

Net Increase from share transactions	–	3,969,632	–	2,253,209

Net Increase in net assets	34,554	2,115,060	72,485	2,630,940

NET ASSETS:
Beginning of period	2,115,060	–	2,630,940	–

End of period *	$2,149,614	$2,115,060	$2,703,425	$2,630,940

*Including accumulated net investment income of:	$2,802	$–	$10,574	$15,300

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	100,002	–	100,002	–
Shares sold	–	550,002	–	950,002
Shares redeemed	–	(450,000)	–	(850,000)

Shares outstanding, end of period	100,002	100,002	100,002	100,002

See Notes to Financial Statements.

17   |  May 31, 2014

ALPS | Goldman Sachs Index ETF Series
Statements of Changes in Net Assets

	ALPS | GS Momentum Builder® Asia ex-Japan Equities and U.S. Treasuries Index ETF		ALPS | GS Risk-Adjusted Return U.S. Large Cap Index ETF

	For the Six Months Ended May 31, 2014 (Unaudited)	For the Period December 20, 2012 (Commencement of Operations) to November 30, 2013	For the Six Months Ended May 31, 2014 (Unaudited)	For the Period December 20, 2012 (Commencement of Operations) to November 30, 2013

OPERATIONS:
Net investment income	$31,102	$56,058	$15,163	$94,669
Net realized gain/(loss) on investments	(132,470)	(1,247,698)	191,476	1,836,342
Net change in unrealized appreciation on investments	162,174	67,971	118,878	165,275

Net increase/(decrease) in net assets resulting from operations	60,806	(1,123,669)	325,517	2,096,286

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(28,035)	(56,058)	(19,909)	(83,090)
From tax return of capital	–	(7,079)	–	–

Total distributions	(28,035)	(63,137)	(19,909)	(83,090)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	2,225,278	12,845,596	3,062,548	18,947,897
Cost of shares redeemed	(2,225,278)	(9,406,799)	(3,062,548)	(17,885,222)

Net Increase from share transactions	–	3,438,797	–	1,062,675

Net Increase in net assets	32,771	2,251,991	305,608	3,075,871

NET ASSETS:
Beginning of period	2,251,991	–	3,075,871	–

End of period *	$2,284,762	$2,251,991	$3,381,479	$3,075,871

*Including accumulated net investment income of:	$3,067	$–	$6,833	$11,579

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	100,002	–	100,002	–
Shares sold	100,000	500,002	100,000	700,002
Shares redeemed	(100,000)	(400,000)	(100,000)	(600,000)

Shares outstanding, end of period	100,002	100,002	100,002	100,002

See Notes to Financial Statements.

18   |  May 31, 2014

ALPS | GS Momentum Builder® Growth Markets Equities and U.S. Treasuries Index ETF
Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2014 (Unaudited)	For the Period December 20, 2012 (Commencement of Operations) to November 30, 2013

NET ASSET VALUE, BEGINNING OF PERIOD	$21.15	$25.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment income (a)	0.30	0.14
Net realized and unrealized gain/(loss)	0.32	(3.85)

Total from investment operations	0.62	(3.71)

DISTRIBUTIONS:
From net investment income	(0.27)	(0.12)
From tax return of capital	–	(0.02)

Total distributions	(0.27)	(0.14)

Net increase/(decrease) in net asset value	0.35	(3.85)

Net asset value, end of period	$21.50	$21.15

TOTAL RETURN(b)	2.96%	(14.82)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$2,150	$2,115

Ratios of expenses to average net assets	0.68%(c)	0.68%(c)
Ratios of net investment income to average net assets	2.99%(c)	0.65%(c)
Portfolio turnover rate(d)	148%	356%

(a)	Based on average shares outstanding during the period.
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.
(d)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

19   |  May 31, 2014

ALPS | GS Momentum Builder® Multi-Asset Index ETF
Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2014 (Unaudited)	For the Period December 20, 2012 (Commencement of Operations) to November 30, 2013

NET ASSET VALUE, BEGINNING OF PERIOD	$26.31	$25.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment income (a)	0.17	0.30
Net realized and unrealized gain	0.77	1.25

Total from investment operations	0.94	1.55

DISTRIBUTIONS:
From net investment income	(0.22)	(0.24)

Total distributions	(0.22)	(0.24)

Net increase in net asset value	0.72	1.31

Net asset value, end of period	$27.03	$26.31

TOTAL RETURN(b)	3.60%	6.25%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$2,703	$2,631

Ratios of expenses to average net assets	0.68%(c)	0.68%(c)
Ratios of net investment income to average net assets	1.33%(c)	1.27%(c)
Portfolio turnover rate(d)	169%	271%

(a)	Based on average shares outstanding during the period.
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.
(d)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

20   |  May 31, 2014

ALPS | GS Momentum Builder® Asia ex-Japan Equities and U.S. Treasuries Index ETF
Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2014 (Unaudited)	For the Period December 20, 2012 (Commencement of Operations) to November 30, 2013

NET ASSET VALUE, BEGINNING OF PERIOD	$22.52	$25.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment income (a)	0.31	0.16
Net realized and unrealized gain/(loss)	0.30	(2.48)

Total from investment operations	0.61	(2.32)

DISTRIBUTIONS:
From net investment income	(0.28)	(0.14)
From tax return of capital	–	(0.02)

Total distributions	(0.28)	(0.16)

Net increase/(decrease) in net asset value	0.33	(2.48)

Net asset value, end of period	$22.85	$22.52

TOTAL RETURN(b)	2.76%	(9.27)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$2,285	$2,252

Ratios of expenses to average net assets	0.68%(c)	0.68%(c)
Ratios of net investment income to average net assets	2.95%(c)	0.70%(c)
Portfolio turnover rate(d)	241%	403%

(a)	Based on average shares outstanding during the period.
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.
(d)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

21   |  May 31, 2014

ALPS | GS Risk-Adjusted Return U.S. Large Cap Index ETF
Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2014 (Unaudited)	For the Period December 20, 2012 (Commencement of Operations) to November 30, 2013

NET ASSET VALUE, BEGINNING OF PERIOD	$30.76	$25.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment income (a)	0.15	0.26
Net realized and unrealized gain	3.10	5.71

Total from investment operations	3.25	5.97

DISTRIBUTIONS:
From net investment income	(0.20)	(0.21)

Total distributions	(0.20)	(0.21)

Net increase in net asset value	3.05	5.76

Net asset value, end of period	$33.81	$30.76

TOTAL RETURN(b)	10.61%	23.95%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$3,381	$3,076

Ratios of expenses to average net assets	0.55%(c)	0.55%(c)
Ratios of net investment income to average net assets	0.95%(c)	0.98%(c)
Portfolio turnover rate(d)	14%	12%

(a)	Based on average shares outstanding during the period.
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.
(d)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

22   |  May 31, 2014

ALPS | Goldman Sachs Index ETF Series
Notes to Financial Statements	May 31, 2014 (Unaudited)

1. ORGANIZATION

The ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2014, the Trust consists of twenty-one separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the ALPS | GS Momentum Builder® Growth Markets Equities and U.S. Treasuries Index ETF, ALPS | GS Momentum Builder® Multi-Asset Index ETF, ALPS | GS Momentum Builder® Asia ex-Japan Equities and U.S. Treasuries Index ETF and ALPS | GS Risk-Adjusted Return U.S. Large Cap Index ETF (each a “Fund” and collectively, the “Funds”).

The investment objective of the ALPS | GS Momentum Builder® Growth Markets Equities and U.S. Treasuries Index ETF is to seek investment results that correspond generally, before fees and expenses, to the performance of the GS Momentum Builder® Growth Markets Equities and U.S. Treasuries Index.

The investment objective of the ALPS | GS Momentum Builder® Multi-Asset Index ETF is to seek investment results that closely correspond generally, before fees and expenses, to the performance of the GS Momentum Builder® Multi-Asset Index.

The investment objective of the ALPS | GS Momentum Builder® Asia ex-Japan Equities and U.S. Treasuries Index ETF is to seek investment results that correspond generally, before fees and expenses, to the performance of the GS Momentum Builder® Asia ex-Japan Equities and U.S. Treasuries Index.

The investment objective of the ALPS | GS Risk-Adjusted Return U.S. Large Cap Index ETF is to seek investment results that correspond generally, before fees and expenses, to the performance of the GS Risk-Adjusted Return U.S. Large Cap Index.

Each Fund’s Shares (“Shares”) are listed on the New York Stock Exchange (“NYSE”) Arca. Each Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 50,000 Shares, each of which is called a “Creation Unit.” Creation Units of the Funds are issued and redeemed principally in-kind for securities included in a specified index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

A. Portfolio Valuation

Each Fund’s NAV is determined daily, as of the close of the NYSE, usually 4:00 p.m. Eastern time, each day the NYSE is open for trading. The NAV is computed by dividing the value of the Fund’s portfolio securities, cash and other assets (including accrued interest), less all liabilities (including accrued expenses), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (the “NASDAQ”) exchange are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices.

Each Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national

23   |  May 31, 2014

ALPS | Goldman Sachs Index ETF Series
Notes to Financial Statements	May 31, 2014 (Unaudited)

exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities.

B. Fair Value Measurements

Each Fund discloses the classification of fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Funds’ investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2	–

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–

Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Fund’s investments at May 31, 2014:

ALPS | GS Momentum Builder® Growth Markets Equities and U.S. Treasuries Index ETF

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Exchange Traded Funds	$2,150,639	$–	$–	$2,150,639
Short Term Investments	200	–	–	200

TOTAL	$2,150,839	$–	$–	$2,150,839

24   |  May 31, 2014

ALPS | Goldman Sachs Index ETF Series
Notes to Financial Statements	May 31, 2014 (Unaudited)

ALPS | GS Momentum Builder® Multi-Asset Index ETF

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Exchange Traded Funds	$2,704,932	$–	$–	$2,704,932
Short Term Investments	32	–	–	32

TOTAL	$2,704,964	$–	$–	$2,704,964

ALPS | GS Momentum Builder® Asia ex-Japan Equities and U.S. Treasuries Index ETF

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Exchange Traded Funds	$2,285,974	$–	$–	$2,285,974
Short Term Investments	79	–	–	79

TOTAL	$2,286,053	$–	$–	$2,286,053

ALPS | GS Risk-Adjusted Return U.S. Large Cap Index ETF

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$3,367,626	$–	$–	$3,367,626
Short Term Investments	11,867	–	–	11,867

TOTAL	$3,379,493	$–	$–	$3,379,493

*	For a detailed industry breakdown, see the accompanying Schedule of Investments.

Each Fund recognizes transfers between levels as of the end of the period. For the six months ended May 31, 2014, the Funds did not have any transfers between Level 1 and Level 2 securities. The Funds did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

D. Exchange-Traded Funds (“ETFs”)

The Funds, except the ALPS | GS Risk-Adjusted Return U.S. Large Cap Index ETF, primarily invest their assets in the ETFs included in the applicable fund underlying index (the “Underlying ETFs”). When a Fund invests in Underlying ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the Underlying ETFs’ expenses (including operating costs and management fees). Consequently, an investment in a Fund entails more direct and indirect expenses than a direct investment in the Underlying ETF. The investment performance of the Funds is directly related to the investment performance of the Underlying ETFs in which they invest, and therefore, the Funds are also exposed to the risks arising from the Underlying ETFs’ investments.

E. Concentration

To the extent that the Funds’ or the Index’s portfolio is concentrated in the securities of companies in a particular market (including the market of a particular country or geographic region), industry, group of industries, sector or asset class, the Funds may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

25   |  May 31, 2014

ALPS | Goldman Sachs Index ETF Series
Notes to Financial Statements	May 31, 2014 (Unaudited)

F. Foreign Investment Risk

An Underlying ETF’s investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. Foreign issuers often are subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are issuers of U.S. securities and, therefore, not all material information regarding these issuers will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Underlying ETF’s ability to invest in foreign securities or may prevent the Underlying ETF from repatriating its investments. A Fund’s return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country.

G. Emerging Market Securities Risk

An Underlying ETF’s investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Emerging markets usually are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. A Fund’s return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country.

H. Dividends and Distributions to Shareholders

Dividends from net investment income, if any, are distributed to shareholders quarterly. Net capital gains are distributed at least annually. Dividends may be declared and paid more frequently to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended.

I. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/ (accumulated losses) are finalized at fiscal year-end: accordingly, tax basis balances have not been determined as of May 31, 2014.

At November 30, 2013, the Funds had available for tax purposes unused capital loss carryforwards as follows:

	Short-Term	Long-Term

ALPS | GS Momentum Builder® Growth Markets Equities and U.S. Treasuries Index ETF	$2,106,353	$–

ALPS | GS Momentum Builder® Multi-Asset Index ETF	527,779	–

ALPS | GS Momentum Builder® Asia ex-Japan Equities and U.S. Treasuries Index ETF	1,221,717	–

ALPS | GS Risk-Adjusted Return U.S. Large Cap Index ETF	191,357	–

The tax character of the distributions paid for the period ended November 30, 2013, was as follows:

	Ordinary Income	Return of Capital	Total

ALPS | GS Momentum Builder® Growth Markets Equities and U.S. Treasuries Index ETF	$49,509	$6,701	$56,210

ALPS | GS Momentum Builder® Multi-Asset Index ETF	110,532	–	110,532

ALPS | GS Momentum Builder® Asia ex-Japan Equities and U.S. Treasuries Index ETF	56,058	7,079	63,137

ALPS | GS Risk-Adjusted Return U.S. Large Cap Index ETF	83,090	–	83,090

26   |  May 31, 2014

ALPS | Goldman Sachs Index ETF Series
Notes to Financial Statements	May 31, 2014 (Unaudited)

As of May 31, 2014, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	ALPS | GS Momentum Builder® Growth Markets Equities and U.S. Treasuries Index ETF	ALPS | GS Momentum Builder® Multi- Asset Index ETF	ALPS | GS Momentum Builder® Asia ex- Japan Equities and U.S. Treasuries Index ETF	ALPS | GS Risk- Adjusted Return U.S. Large Cap Index ETF

Gross appreciation (excess of value over tax cost)	$224,510	$140,489	$227,662	$356,938
Gross depreciation (excess of tax cost over value)	–	–	–	(78,414)

Net unrealized appreciation (depreciation)	224,510	140,489	227,662	278,524

Cost of investments for income tax purposes	$1,926,329	$2,564,475	$2,058,391	$3,100,969

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales.

J. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

Each Fund evaluates tax positions taken (or expected to be taken) in the course of preparing each Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2014, each Fund did not have a liability for any unrecognized tax benefits. Each Fund files U.S. federal, state, and local tax returns as required. Each Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Being that the Funds commenced operations on December 20, 2012, no tax returns have been filed as of the date of this report.

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) acts as the Funds’ investment adviser pursuant to an advisory agreement with the Trust on behalf of each Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, each Fund pays the Investment Adviser a unitary fee for the services and facilities it provides, accrued on average daily net assets and payable on a monthly basis at the annual rates listed below.

Fund	Advisory Fee

ALPS | GS Momentum Builder® Growth Markets Equities and U.S. Treasuries Index ETF	0.68%

ALPS | GS Momentum Builder® Multi-Asset Index ETF	0.68%

ALPS | GS Momentum Builder® Asia ex-Japan Equities and U.S. Treasuries Index ETF	0.68%

ALPS | GS Risk-Adjusted Return U.S. Large Cap Index ETF	0.55%

Out of the unitary management fee, the Adviser pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Funds’ business. The Adviser’s unitary management fee is designed to pay substantially all of the Fund’s expenses and to compensate the Adviser for providing services for the Fund.

ALPS Fund Services, Inc, an affiliate of the Adviser, is the administrator of the Funds.

27   |  May 31, 2014

ALPS | Goldman Sachs Index ETF Series
Notes to Financial Statements	May 31, 2014 (Unaudited)

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $5,000, (2) a per meeting fee or $3,750, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.

4. PURCHASES AND SALES OF SECURITIES

For the six-months ended May 31, 2014, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales

ALPS | GS Momentum Builder® Growth Markets Equities and U.S. Treasuries Index ETF	$3,006,401	$3,003,880

ALPS | GS Momentum Builder® Multi-Asset Index ETF	4,478,115	4,483,065

ALPS | GS Momentum Builder® Asia ex-Japan Equities and U.S. Treasuries Index ETF	6,500,582	5,179,704

ALPS | GS Risk-Adjusted Return U.S. Large Cap Index ETF	2,207,296	459,859

For the six-months ended May 31, 2014, the cost of in-kind purchases and proceeds from in-kind sales were as follows:
Fund	Purchases	Sales

ALPS | GS Momentum Builder® Asia ex-Japan Equities and U.S. Treasuries Index ETF	$–	$1,318,016

ALPS | GS Risk-Adjusted Return U.S. Large Cap Index ETF	–	1,757,318

Gains on in-kind transactions are not considered taxable for federal income tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of each Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

28   |  May 31, 2014

ALPS | Goldman Sachs Index ETF Series
Additional Information	May 31, 2014 (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

The Trust is required to disclose annually each Fund’s complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for each Fund also will be available at no charge upon request by calling 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203. Each Fund’s Form N-PX also is available on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund’s portfolio holdings with the SEC on Form N-Q. The Trust will also disclose a complete schedule of each Fund’s portfolio holdings with the SEC on Form N-CSR after its second and fourth quarters. Form N-Q and Form N-CSR for each Fund will be available on the SEC’s website at http://www.sec.gov. Each Fund’s Form N-Q and Form N-CSR may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-5850. Each Fund’s Form N-Q and Form N-CSR will be available without charge, upon request, by calling 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

29   |  May 31, 2014

SEMI-ANNUAL REPORT | May 31, 2014

This report has been prepared for shareholders of the ALPS | GS ETFs described herein and may be distributed to others only if preceded or accompanied by a prospectus.

ALPS Portfolio Solutions Distributor, Inc. is the distributor for the ALPS | GS ETFs.

May 31, 2014

table of

CONTENTS

Performance Overview	1

Disclosure of Fund Expenses	4

Financial Statements

Schedule of Investments	5

Statement of Assets and Liabilities	9

Statement of Operations	10

Statements of Changes in Net Assets	11

Financial Highlights	12

Notes to Financial Statements	14

Additional Information	20

www.alpsfunds.com

Cohen & Steers Global Realty Majors ETF
Performance Overview	May 31, 2014 (Unaudited)

Investment Objective

The Cohen & Steers Global Realty Majors ETF (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an index called the Cohen & Steers Global Realty Majors Index (the “Underlying Index”). The Fund will normally invest at least 90% of its total assets in common stocks and other equity securities (which may include American Depositary Receipts (“ADRs”), American Depositary Shares (“ADSs”) and Global Depositary Receipts (“GDRs”) that comprise the Underlying Index. The Shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol “GRI”.

The Underlying Index consists of the largest and most liquid securities within the global real estate universe that Cohen & Steers Capital Management, Inc. (“Cohen & Steers” or the “Index Provider”) believes are likely to lead the global securitization of real estate. The Underlying Index is free float and modified market-capitalization weighted, with a limit of 4.0% on any security’s weighting. Underlying Index constituents must have a free float adjusted market capitalization of $750 million or greater for initial inclusion in the Underlying Index. Cohen & Steers considers country weights relative to each country’s GDP share representing the real estate securities universe and share of the private market for real estate, with up to 10% being allocated to securities of emerging markets. The Underlying Index is rebalanced quarterly.

Performance (as of May 31, 2014)

	6 Months	1 Year	3 Year	5 Year	Since Inception^
Cohen & Steers Global Realty Majors ETF - NAV	10.24%	7.41%	7.87%	16.59%	1.77%
Cohen & Steers Global Realty Majors ETF - Market Price*	9.97%	7.78%	7.61%	16.57%	1.75%
Cohen & Steers Global Realty Majors Portfolio Index	10.71%	8.25%	8.65%	17.47%	2.62%
FTSE EPRA/ NAREIT Developed Real Estate Index	10.87%	9.82%	8.78%	17.09%	2.88%
S&P 500® Total Return Index	7.62%	20.45%	15.15%	18.40%	7.83%

Total Expense Ratio (per the current Prospectus) 0.55%

Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than actual data quoted. Call 1.866.675.2639 or visit www.alpsfunds.com for current month end performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

May 31, 2014	1

Cohen & Steers Global Realty Majors ETF
Performance Overview	May 31, 2014 (Unaudited)

^	Fund Inception May 7, 2008.

*	Market Price is based on the midpoint of the bid/ask spread at 4p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

Cohen & Steers Global Realty Majors® Portfolio Index: A free-float adjusted, modified market capitalization-weighted index of global real estate equities. The modified market capitalization weighting approach and qualitative screening process emphasize those companies that, in the opinion of the Cohen & Steers investment committee, are leading the securitization of real estate globally.

FTSE EPRA/NAREIT Developed Real Estate Index: An unmanaged market-weighted total return index that consists of many companies from developed markets whose floats are larger than $100 million and which derive more than half of their revenue from property-related activities.

S&P 500® Index: The Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

An investor cannot invest directly in an index.

Top 10 Holdings* (as of May 31, 2014)

Mitsubishi Estate Co., Ltd.	4.0%
Mitsui Fudosan Co., Ltd.	3.8%
Simon Property Group, Inc.	3.7%
Unibail-Rodamco SE	3.7%
Public Storage	3.4%
Sun Hung Kai Properties, Ltd.	2.9%

Equity Residential	2.9%
ProLogis	2.9%
Sumitomo Realty & Development Co., Ltd.	2.8%
Ventas, Inc.	2.7%
Total % of Top 10 Holdings	32.8%

Country Allocation* (as of May 31, 2014)

United States	47.8%
Japan	13.7%
Hong Kong	10.5%
Australia	7.3%
United Kingdom	6.8%
France	5.4%
Singapore	3.5%

*	% of Total Investments.

Holdings are subject to change.

Canada	1.7%
Germany	1.2%
Netherlands	0.7%
Brazil	0.5%
Switzerland	0.5%
Sweden	0.4%
Total	100.0%

2	Semi-Annual Report

Cohen & Steers Global Realty Majors ETF
Performance Overview	May 31, 2014 (Unaudited)

Growth of $10,000 (as of May 31, 2014)

Comparison of Change in Value of $10,000 Investment in the Fund and the Indexes

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

May 31, 2014	3

Cohen & Steers Global Realty Majors ETF
Disclosure of Fund Expenses	May 31, 2014 (Unaudited)

Shareholder Expense Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2014.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/13	Ending Account Value 5/31/14	Expense Ratio(a)	Expenses Paid During Period 12/1/13 - 5/31/14(b)

Cohen & Steers Global Realty Majors ETF
Actual	$ 1,000.00	$ 1,102.40	0.55%	$ 2.88
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,022.19	0.55%	$ 2.77

(a)	Annualized, based on the Fund’s most recent fiscal half year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

4	Semi-Annual Report

Cohen & Steers Global Realty Majors ETF
Schedule of Investments	May 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.79%)
Australia (7.28%)
Dexus Property Group	813,260	$843,898
Goodman Group	219,620	1,040,340
GPT Group	243,502	883,797
Mirvac Group	526,328	886,585
Stockland Trust Group	333,849	1,211,714
Westfield Group	279,914	2,787,365

Total Australia		7,653,699

Brazil (0.52%)
BR Malls Participacoes SA	66,600	548,485

Canada (1.74%)
Boardwalk Real Estate Investment Trust	5,492	325,276
Dream Office Real Estate Investment Trust	14,738	396,348
RioCan Real Estate Investment Trust	43,797	1,103,912

Total Canada		1,825,536

France (5.38%)
Gecina SA	3,833	547,056
ICADE	5,014	501,954
Klepierre	14,265	692,550
Unibail-Rodamco SE	14,002	3,914,735

Total France		5,656,295

Germany (1.17%)
Deutsche EuroShop AG	6,668	331,768
Deutsche Wohnen AG	40,525	898,788

Total Germany		1,230,556

Hong Kong (10.48%)
China Overseas Land & Investment, Ltd.	553,000	1,440,820
China Resources Land, Ltd.	269,500	545,747
Hang Lung Properties, Ltd.	331,000	1,050,258
Hongkong Land Holdings, Ltd.	168,100	1,180,062
The Link Real Estate Investment Trust	333,164	1,774,766
Sun Hung Kai Properties, Ltd.	222,000	3,035,232
Swire Properties, Ltd.	153,600	479,446
The Wharf Holdings, Ltd.	213,700	1,513,247

Total Hong Kong		11,019,578

May 31, 2014	5

Cohen & Steers Global Realty Majors ETF
Schedule of Investments	May 31, 2014 (Unaudited)

Security Description	Shares	Value

Japan (13.64%)
Japan Real Estate Investment Corp.	170	$993,615
Japan Retail Fund Investment Corp.	315	692,814
Mitsubishi Estate Co., Ltd.	171,000	4,150,697
Mitsui Fudosan Co., Ltd.	127,000	4,018,340
Nippon Building Fund, Inc.	201	1,176,778
Nomura Real Estate Holdings, Inc.	18,300	351,799
Sumitomo Realty & Development Co., Ltd.	69,000	2,961,307

Total Japan		14,345,350

Netherlands (0.67%)
Corio N.V.	14,123	706,256

Singapore (3.48%)
Ascendas Real Estate Investment Trust	295,066	578,699
CapitaLand, Ltd.	364,000	925,743
CapitaMall Trust	378,347	624,395
City Developments, Ltd.	66,000	545,133
Global Logistic Properties, Ltd.	443,000	981,854

Total Singapore		3,655,824

Sweden (0.41%)
Castellum AB	25,207	433,551

Switzerland (0.49%)
PSP Swiss Property AG	5,651	512,408

United Kingdom (6.86%)
British Land Co. Plc	144,217	1,728,409
Derwent London Plc	12,235	561,310
Great Portland Estates Plc	50,304	548,918
Hammerson Plc	103,529	1,030,796
Intu Properties Plc	125,449	662,372
Land Securities Group Plc	112,220	2,008,933
Segro Plc	108,467	671,794

Total United Kingdom		7,212,532

United States (47.67%)
Alexandria Real Estate Equities, Inc.	10,401	791,412
American Campus Communities, Inc.	15,064	585,086
AvalonBay Communities, Inc.	17,582	2,493,831
Boston Properties, Inc.	21,999	2,654,839
Camden Property Trust	12,316	865,076

6	Semi-Annual Report

Cohen & Steers Global Realty Majors ETF
Schedule of Investments	May 31, 2014 (Unaudited)

Security Description		Shares	Value

United States (continued)
Digital Realty Trust, Inc.		19,285	$1,108,887
Douglas Emmett, Inc.		18,800	533,732
Equity Residential		48,351	2,988,092
Essex Property Trust, Inc.		8,841	1,599,867
Federal Realty Investment Trust		9,562	1,142,850
General Growth Properties, Inc.		75,296	1,794,304
HCP REIT, Inc.		65,825	2,748,194
Health Care REIT, Inc.		41,651	2,633,593
Highwoods Properties, Inc.		12,995	527,337
Host Hotels & Resorts, Inc.		109,320	2,412,692
Kilroy Realty Corp.		11,669	706,908
Kimco Realty Corp.		59,302	1,359,202
The Macerich Co.		20,342	1,343,386
ProLogis		72,101	2,992,913
Public Storage		20,824	3,589,641
Realty Income Corp.		31,448	1,361,698
Regency Centers Corp.		13,278	709,045
Simon Property Group, Inc.		23,602	3,928,789
SL Green Realty Corp.		13,745	1,504,940
Tanger Factory Outlet Centers, Inc.		13,563	480,401
UDR, Inc.		36,308	999,196
Ventas, Inc.		42,490	2,838,332
Vornado Realty Trust		25,129	2,690,813
Washington Prime Group, Inc.(a)		11,801	234,722
Weingarten Realty Investors		16,169	514,013

Total United States			50,133,791

TOTAL COMMON STOCKS (Cost $89,826,960)			104,933,861

	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (0.01%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000%(b)	10,886	10,886

TOTAL SHORT TERM INVESTMENTS (Cost $10,886)			10,886

TOTAL INVESTMENTS (99.80%) (Cost $89,837,846)			$104,944,747

May 31, 2014	7

Cohen & Steers Global Realty Majors ETF
Schedule of Investments	May 31, 2014 (Unaudited)

	7 Day Yield	Shares	Value

NET OTHER ASSETS AND LIABILITIES (0.20%)			211,186

NET ASSETS (100.00%)			$105,155,933

(a)	Non-income producing security.
(b)	Less than 0.0005%

Common Abbreviations:

AB -	Aktiebolag is the Swedish equivalent of the term corporation.
AG -	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
Ltd. -	Limited.
N.V. -	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
Plc -	Public Limited Co.
REIT -	Real Estate Investment Trust.
SA -	Generally designated corporations in various countries, mostly those employing the civil law.
SE -	SE Regulation is a European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.

See Notes to Financial Statements.

8	Semi-Annual Report

Cohen & Steers Global Realty Majors ETF
Statement of Assets and Liabilities	May 31, 2014 (Unaudited)

ASSETS:
Investments, at value	$104,944,747
Cash	37,187
Foreign currency, at value (Cost $39,500)	39,579
Foreign tax reclaims	26,748
Dividends receivable	155,663

Total Assets	105,203,924

LIABILITIES:
Payable for investments purchased	20
Payable to adviser	47,971

Total Liabilities	47,991

NET ASSETS	$105,155,933

NET ASSETS CONSIST OF:
Paid-in capital	$92,406,042
Accumulated net investment loss	(1,828,679)
Accumulated net realized loss on investments and foreign currency transactions	(529,099)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	15,107,669

NET ASSETS	$105,155,933

INVESTMENTS, AT COST	$89,837,846

PRICING OF SHARES
Net Assets	$105,155,933
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	2,450,000
Net Asset Value, offering and redemption price per share	$42.92

See Notes to Financial Statements.

May 31, 2014	9

Cohen & Steers Global Realty Majors ETF
Statement of Operations	For the Six Months Ended May 31, 2014 (Unaudited)

INVESTMENT INCOME:
Dividends(a)	$1,846,910

Total Investment Income	1,846,910

EXPENSES:
Investment adviser fees	284,583

Total Expenses	284,583

NET INVESTMENT INCOME	1,562,327

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain on investments	3,162,331
Net realized loss on foreign currency transactions	(1,433)
Net change in unrealized appreciation on investments	5,217,137
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	2,314

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	8,380,349

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,942,676

(a)	Net of foreign tax withholding $107,404.

See Notes to Financial Statements.

10	Semi-Annual Report

Cohen & Steers Global Realty Majors ETF
Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2014 (Unaudited)	For the Year Ended November 30, 2013

OPERATIONS:
Net investment income	$1,562,327	$2,325,047
Net realized gain/(loss) on investments and foreign currency transactions	3,160,898	(53,819)
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	5,219,451	340,701

Net increase in net assets resulting from operations	9,942,676	2,611,929

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,030,867)	(4,134,510)
From tax return of capital	–	(517,416)

Total distributions	(1,030,867)	(4,651,926)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	–	45,371,748
Cost of shares redeemed	(11,892,483)	(6,453,407)

Net increase/(decrease) from share transactions	(11,892,483)	38,918,341

Net increase/(decrease) in net assets	(2,980,674)	36,878,344

NET ASSETS:
Beginning of period	108,136,607	71,258,263

End of period *	$105,155,933	$108,136,607

*Including accumulated net investment loss of:	$(1,828,679)	$(2,360,139)

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	2,750,000	1,800,000
Shares sold	–	1,100,000
Shares redeemed	(300,000)	(150,000)

Shares outstanding, end of period	2,450,000	2,750,000

See Notes to Financial Statements.

May 31, 2014	11

Cohen & Steers Global Realty Majors ETF
Financial Highlights

For the Six Months Ended May 31, 2014 (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD	$39.32

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.60 (b)
Net realized and unrealized gain/(loss)	3.39

Total from investment operations	3.99

DISTRIBUTIONS:
From net investment income	(0.39)
From tax return of capital	–

Total distributions	(0.39)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	3.60

NET ASSET VALUE, END OF PERIOD	$42.92

TOTAL RETURN(c)	10.24%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$105,156

Ratio of expenses to average net assets	0.55%(d)

Ratio of net investment income to average net assets	3.02%(d)
Portfolio turnover rate(e)	3%

(a)	Effective March 7, 2011, the Board approved changing the fiscal year end of the Fund from December 31 to November 30.
(b)	Based on average shares outstanding during the period.
(c)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.
(e)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

12	Semi-Annual Report

For a Share Outstanding Throughout the Periods Presented

For the Year Ended November 30, 2013	For the Year Ended November 30, 2012	For the Period January 1, 2011 to November 30, 2011 (a)	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009

$39.59	$32.53	$35.52	$31.35	$25.06

0.94 (b)	0.91 (b)	0.97 (b)	1.43 (b)	0.98
1.25	6.97	(2.87)	4.68	7.00

2.19	7.88	(1.90)	6.11	7.98

(2.27)	(0.82)	(1.09)	(1.94)	(1.69)
(0.19)	–	–	–	–

(2.46)	(0.82)	(1.09)	(1.94)	(1.69)

(0.27)	7.06	(2.99)	4.17	6.29

$39.32	$39.59	$32.53	$35.52	$31.35

5.60%	24.50%	(5.53)%	19.91%	32.51%

$108,137	$71,258	$50,418	$42,626	$12,603

0.55%	0.55%	0.55%(d)	0.55%	0.55%

2.31%	2.47%	3.02%(d)	4.33%	3.24%
10%	4%	15%	14%	18%

May 31, 2014	13

Cohen & Steers Global Realty Majors ETF
Notes to Financial Statements	May 31, 2014 (Unaudited)

1. ORGANIZATION

The ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2014, the Trust consists of twenty-one separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the Cohen & Steers Global Realty Majors ETF (the “Fund”). The investment objective of the Fund is to seek investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an index called the Cohen & Steers Global Realty Majors Index.

The Fund’s Shares (“Shares”) are listed on the New York Stock Exchange (“NYSE”) Arca. The Fund issues and redeems Shares at Net Asset Value (“NAV”) in blocks of 50,000 Shares, each of which is called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities included in a specified index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (the “NASDAQ”) exchange are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the

14	Semi-Annual Report

Cohen & Steers Global Realty Majors ETF
Notes to Financial Statements	May 31, 2014 (Unaudited)

Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities.

B. Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

May 31, 2014	15

Cohen & Steers Global Realty Majors ETF
Notes to Financial Statements	May 31, 2014 (Unaudited)

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments May 31, 2014:

Investments in Securities at Value*	Level 1- Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total

Common Stocks	$104,933,861	$–	$–	$104,933,861
Short Term Investments	10,886	–	–	10,886

TOTAL	$104,944,747	$–	$–	$104,944,747

*For a detailed geographical breakdown, see the accompanying Schedule of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the six months ended May 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

C. Foreign Securities

The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments.

Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

D. Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

16	Semi-Annual Report

Cohen & Steers Global Realty Majors ETF
Notes to Financial Statements	May 31, 2014 (Unaudited)

E. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

F. Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid quarterly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

G. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end: accordingly, tax basis balances have not been determined as of May 31, 2014.

Under the Regulated Investment Company Modernization Act of 2010 (“the Modernization Act”), net capital losses recognized in tax years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Modernization Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Modernization Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

At November 30, 2013, the Fund had available for tax purposes unused pre-enactment capital loss carryforwards as follows:

	Year of Expiration

2016	2017	2018	Total

$ 176,692	$ 809,982	$ 187,815	$ 1,174,489

At November 30, 2013, the Fund had available for tax purposes unused post-enactment capital loss carryforwards as follows:

Short Term	Long Term

$ 599,088	$ 549,984

The tax character of the distributions paid for the year ended November 30, 2013, were as follows:

	Ordinary Income	Return of Capital	Total

Cohen & Steers Global Realty Majors ETF	$4,134,510	$517,416	$4,651,926

May 31, 2014	17

Cohen & Steers Global Realty Majors ETF
Notes to Financial Statements	May 31, 2014 (Unaudited)

As of May 31, 2014, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Gross Appreciation (excess of value over tax cost)	$15,632,818
Gross Depreciation (excess of tax cost over value)	(1,651,062)

Net unrealized appreciation (depreciation)	13,981,756

Cost of investments for income tax purposes	$90,962,991

The differences between book-basis and tax-basis are primarily due to Passive Foreign Investment Company (“PFIC”) adjustments and the deferral of losses due to wash sales.

H. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2014, the fund did not have a liability for any unrecognized tax benefits. The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) acts as the Fund’s investment adviser pursuant to an Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.55% of the Fund’s average daily net assets. From time to time, the Adviser may waive all or a portion of its fee.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all the Fund’s expenses and to compensate the Adviser for providing services for the Fund.

18	Semi-Annual Report

Cohen & Steers Global Realty Majors ETF
Notes to Financial Statements	May 31, 2014 (Unaudited)

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Fund.

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $5,000, (2) a per meeting fee or $3,750, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2014, the cost of purchases and proceeds from sales of investment securities, excluding in-kind transactions and short-term investments, were as follows:

Purchases	Sales

$ 3,310,348	$ 2,717,319

For the six months ended May 31, 2014, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Purchases	Sales

$ –	$ 11,774,201

Gains on in-kind transactions are not considered taxable for federal income tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

May 31, 2014	19

Cohen & Steers Global Realty Majors ETF
Additional Information	May 31, 2014 (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

The Trust is required to disclose annually each Fund’s complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for each Fund also will be available at no charge upon request by calling 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203. Each Fund’s Form N-PX also is available on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund’s portfolio holdings with the SEC on Form N-Q. The Trust will also disclose a complete schedule of each Fund’s portfolio holdings with the SEC on Form N-CSR after its second and fourth quarters. Form N-Q and Form N-CSR for each Fund will be available on the SEC’s website at http://www.sec.gov. Each Fund’s Form N-Q and Form N-CSR may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-5850. Each Fund’s Form N-Q and Form N-CSR will be available without charge, upon request, by calling 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

20	Semi-Annual Report

SEMI-ANNUAL REPORT  |  May 31, 2014

This report has been prepared for Cohen & Steers Global Realty Majors ETF shareholders and may be distributed to others only if preceded or accompanied by a prospectus.

ALPS Portfolio Solutions Distributor, Inc., distributor for the Cohen & Steers Global Realty Majors ETF.

May 31, 2014

Global Commodity Equity ETF  (NYSE ARCA: CRBQ)

  An ALPS Advisors Solution

table of

CONTENTS

Performance Overview	1

Disclosure of Fund Expenses	3

Schedule of Investments	4

Statement of Assets & Liabilities	7

Statement of Operations	8

Statements of Changes In Net Assets	9

Financial Highlights	10

Notes to Financial Statements	11

Additional Information	16

www.alpsfunds.com

Global Commodity Equity ETF
Performance Overview	May 31, 2014 (Unaudited)

Investment Objective

The Global Commodity Equity ETF (the “Fund”) (prior to March 31, 2014, known as the Jefferies | TR/J CRB Global Commodity Equity Index Fund), seeks investment results that replicate as closely as possible, before fees and expenses, the price and yield performance of the Thomson Reuters CRB Commodity Producers Index (the “Underlying Index”). The Fund will normally invest at least 80% of its total assets in the equity securities that comprise the Underlying Index and depositary receipts based on the securities in the Underlying Index.

The Underlying Index is a modified capitalization-weighted, float-adjusted, rules-based index designed to track the overall performance of a global universe of listed companies engaged in the production and distribution of commodities and commodity-related products and services in the following sectors: agriculture, base/industrial metals, energy and precious metals.

Performance (as of May 31, 2014)

	6 Months	1 Year	3 Year	Since Inception^
Global Commodity Equity ETF - NAV+	5.87%	7.14%	-2.73%	4.22%
Global Commodity Equity ETF - Market Price+*	5.52%	7.27%	-2.88%	3.99%
Thomson Reuters CRB Commodity Producers Index	6.17%	7.88%	-2.11%	4.98%
S&P GSCI Commodity Index	5.52%	8.37%	-2.30%	3.58%
S&P 500® Total Return Index	7.62%	20.45%	15.15%	15.75%

Total Expense Ratio (per the current prospectus) 0.65%.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For most current month-end performance data please visit www.alpsfunds.com.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced Investment Operations on September 18, 2009 with an Inception Date, the first day of trading on the Exchange, of September 21, 2009.

+	Prior to March 31, 2014 the Global Commodity Equity ETF was known as the Jefferies | TR/J CRB Global Commodity Equity Index Fund.

*	Market Price is based on the midpoint of the bid/ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

Thomson Reuters CRB Commodity Producers Index: A modified capitalization-weighted, float-adjusted, rules-based index designed to track the overall performance of a global universe of listed companies engaged in the production and distribution of commodities and commodity-related products and services in the following sectors: agriculture, base/industrial metals, energy and precious metals.

S&P GSCI Commodity Index: A composite index of commodity sector returns which represents a broadly diversified, unleveraged, long-only position in commodity futures.

S&P 500® Index: The Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

An investor cannot invest directly in an index.

ALPS Portfolio Solutions Distributor, Inc. is the Distributor of the ETF.

S-Network Global Indexes, LLC is the Index Provider. The Index Provider is not affiliated with the Trust, the Investment Adviser or the Distributor. The Investment Adviser has entered into a license agreement with the Index Provider to use each ETF’s underlying index.

Thomson Reuters is not affiliated with the Index Provider, the Trust, the Investment Adviser or the Distributor.

1   |  May 31, 2014

Global Commodity Equity ETF
Performance Overview	May 31, 2014 (Unaudited)

Top 10 Holdings* (as of May 31, 2014)

Monsanto Co.	7.6%
Exxon Mobil Corp.	5.5%
Syngenta AG	4.3%
Deere & Co.	4.0%
Potash Corp. of Saskatchewan, Inc.	3.7%
Archer-Daniels-Midland Co.	3.4%
Chevron Corp.	3.0%
BP Plc	2.0%
Royal Dutch Shell Plc, Class A	2.0%
BHP Billiton Plc	1.9%
Total % of Top 10 Holdings	37.4%

*	% of Total Investments.

Future holdings are subject to change.

Country Allocation* (as of May 31, 2014)

United States	42.1%
Canada	12.7%
United Kingdom	9.9%
Russia	6.2%
Switzerland	4.4%
Netherlands	3.3%
Brazil	2.3%
France	1.8%
Australia	1.5%
Japan	1.5%
Other	14.3%
Total	100.0%

Growth of $10,000 (as of May 31, 2014)

Comparison of Change in Value of $10,000 Investment in the Fund and the Indexes

The chart represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2   |  May 31, 2014

Global Commodity Equity ETF
Disclosure of Fund Expenses	May 31, 2014 (Unaudited)

Shareholder Expense Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2014.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During the Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/13	Ending Account Value 5/31/14	Expense Ratio(a)	Expenses Paid During Period 12/1/13 - 5/31/14(b)
Global Commodity Equity ETF
Actual	$1,000.00	$1,058.70	0.65%	$3.34
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28

(a)	The expense ratio has been based on the Fund’s most recent fiscal half year expenses.
(b)

The example in the table above is equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

3   |  May 31, 2014

Global Commodity Equity ETF
Schedule of Investments	May 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.17%)
Australia (1.52%)
Fortescue Metals Group, Ltd.	29,423	$120,757
GrainCorp, Ltd., Class A	11,033	90,460
Incitec Pivot, Ltd.	132,161	338,237
Newcrest Mining, Ltd.*	29,907	271,092
Woodside Petroleum, Ltd.	5,197	203,958

Total Australia		1,024,504

Bermuda (1.26%)
Bunge, Ltd.	11,000	854,810

Brazil (2.26%)
Companhia Siderurgica Nacional SA, Sponsored ADR	27,766	107,732
Gerdau SA, Sponsored ADR	21,783	129,391
Petroleo Brasileiro SA, ADR	31,804	448,436
Vale SA, Sponsored ADR	66,092	842,673

Total Brazil		1,528,232

Canada (12.63%)
Agnico-Eagle Mines, Ltd.	6,793	206,678
Agrium, Inc.	11,458	1,028,821
Alamos Gold, Inc.	4,942	40,701
B2Gold Corp.*	24,969	60,563
Barrick Gold Corp.	45,536	739,125
Cameco Corp.	8,037	160,696
Canadian Natural Resources, Ltd.	9,062	368,815
Detour Gold Corp.*	5,968	57,187
Eldorado Gold Corp.	27,845	159,731
EnCana Corp.	6,315	147,057
First Quantum Minerals, Ltd.	11,786	248,590
Goldcorp, Inc.	31,598	743,688
IAMGOLD Corp.	16,241	49,279
Kinross Gold Corp.*	44,761	168,426
New Gold, Inc.*	19,172	102,729
Osisko Mining Corp.*	17,076	127,090
Pan American Silver Corp.	5,883	72,432
Potash Corp. of Saskatchewan, Inc.	67,965	2,466,497
Silver Wheaton Corp.	13,985	290,457
Suncor Energy, Inc.	12,657	487,113
Teck Resources, Ltd., Class B	9,393	209,378
TransCanada Corp.	6,069	282,545
Turquoise Hill Resources, Ltd.*	28,788	102,482
Yamana Gold, Inc.	29,398	219,339

Total Canada		8,539,419

Cayman Islands (0.00%)(a)
Chaoda Modern Agriculture Holdings, Ltd.*	348,000	449

Security Description	Shares	Value

Chile (0.39%)
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	8,817	$266,626

China (0.95%)
China BlueChemical, Ltd., Class H	130,000	69,587
China Petroleum & Chemical Corp., Class H	202,137	183,288
China Shenhua Energy Co., Ltd., Class H	29,216	80,078
Jiangxi Copper Co., Ltd., Class H	23,000	38,091
PetroChina Co., Ltd., Class H	176,119	210,127
Zijin Mining Group Co., Ltd., Class H	263,000	60,721

Total China		641,892

France (1.82%)
Total SA	17,535	1,230,526

Germany (1.10%)
K+S AG	13,937	484,458
ThyssenKrupp AG*	8,582	257,721

Total Germany		742,179

Hong Kong (0.43%)
China Agri-Industries Holdings, Ltd.	164,000	67,690
CNOOC, Ltd.	128,987	221,274

Total Hong Kong		288,964

Israel (0.71%)
Israel Chemicals, Ltd.	34,849	306,454
The Israel Corp., Ltd.*	298	173,445

Total Israel		479,899

Italy (0.82%)
Eni SpA	21,694	552,708

Japan (1.47%)
INPEX Corp.	7,900	113,921
JFE Holdings, Inc.	10,200	193,479
Kobe Steel, Ltd.	60,000	83,104
Nippon Steel & Sumitomo Metal Corp.	160,000	451,081
Sumitomo Metal Mining Co., Ltd.	10,000	151,179

Total Japan		992,764

Jersey (1.03%)
Glencore International Plc	72,363	392,205
Polymetal International Plc	6,331	55,501
Randgold Resources, Ltd.	3,418	249,622

Total Jersey		697,328

Luxembourg (0.45%)
ArcelorMittal	19,843	302,951

4   |  May 31, 2014

Global Commodity Equity ETF
Schedule of Investments	May 31, 2014 (Unaudited)

Security Description	Shares	Value

Malaysia (1.18%)
IOI Corp. BHD	231,300	$354,905
Kuala Lumpur Kepong BHD	33,420	248,803
PPB Group BHD	39,800	194,231
Total Malaysia		797,939

Mauritius (0.35%)
Golden Agri-Resources, Ltd.	521,000	238,838

Mexico (0.76%)
Grupo Mexico SAB de CV, Series B	75,784	249,342
Industrias Penoles SAB de CV	10,934	264,214
Total Mexico		513,556

Netherlands (3.29%)
CNH Industrial NV	75,526	824,744
Nutreco Holding NV	5,426	239,203
Schlumberger, Ltd.	11,124	1,157,341
Total Netherlands		2,221,288

Norway (1.05%)
Norsk Hydro ASA	22,203	120,711
Yara International ASA	12,931	590,536
Total Norway		711,247

Peru (0.14%)
Companhia de Minas Buenaventura SA, ADR	8,582	91,742

Poland (0.15%)
KGHM Polska Miedz SA*	2,582	98,635

Russia (6.16%)
Gazprom OAO, Sponsored ADR	101,239	825,199
LUKOIL OAO, Sponsored ADR	6,928	391,986
MMC Norilsk Nickel JSC, ADR	32,105	615,453
NovaTek OAO, Sponsored GDR(b)	2,580	299,280
Phosagro OAO, GDR(b)	31,557	368,270
Rosneft Oil Co., GDR*(b)	90,669	591,343
Severstal OAO, GDR(b)	3,334	28,456
Uralkali, GDR(b)	46,898	1,046,764
Total Russia		4,166,751

Singapore (1.03%)
Olam International, Ltd.	121,000	225,736
Wilmar International, Ltd.	185,000	473,451
Total Singapore		699,187

South Africa (1.07%)
Anglo American Platinum, Ltd.*	1,439	61,321
AngloGold Ashanti, Ltd., Sponsored ADR*	12,423	196,159
Gold Fields, Ltd.	23,256	81,632

Security Description	Shares	Value

South Africa (continued)
Impala Platinum Holdings, Ltd.	16,387	$171,495
Kumba Iron Ore, Ltd.	654	19,958
Sasol, Ltd.	3,445	193,760
Total South Africa		724,325

South Korea (0.68%)
Hyundai Steel Co.	1,221	82,341
POSCO	1,332	377,326
Total South Korea		459,667

Spain (0.36%)
Repsol YPF SA	8,613	242,626

Switzerland (4.42%)
Syngenta AG	7,459	2,869,487
Transocean, Ltd.	2,748	116,762
Total Switzerland		2,986,249

Taiwan (0.42%)
China Steel Corp.	214,638	176,088
Taiwan Fertilizer Co., Ltd.	54,400	110,123
Total Taiwan		286,211

United Kingdom (9.83%)
Anglo American Plc	24,801	605,901
Antofagasta Plc	6,586	87,046
BG Group Plc	27,663	566,160
BHP Billiton Plc	41,477	1,298,698
BP Plc	157,782	1,330,300
Ensco Plc, Class A	1,884	99,211
Lonmin Plc*	15,063	64,863
Rio Tinto Plc	24,984	1,280,211
Royal Dutch Shell Plc, Class A	33,374	1,312,277
Total United Kingdom		6,644,667

United States (41.44%)
AGCO Corp.	6,783	366,011
Alcoa, Inc.	21,751	296,031
Allegheny Technologies, Inc.	2,120	87,068
American Vanguard Corp.	2,101	31,977
Anadarko Petroleum Corp.	4,281	440,344
The Andersons, Inc.	2,129	108,451
Apache Corp.	3,253	303,245
Archer-Daniels-Midland Co.	51,437	2,311,579
Baker Hughes, Inc.	3,623	255,494
Cabot Oil & Gas Corp.	3,584	129,884
Cameron International Corp.*	1,879	120,162
CF Industries Holdings, Inc.	4,447	1,082,000
Chesapeake Energy Corp.	4,811	138,172
Chevron Corp.	16,305	2,002,091
Cliffs Natural Resources, Inc.	2,899	45,456
Coeur Mining, Inc.*	4,380	29,959
ConocoPhillips	10,507	839,930

5  |  May 31, 2014

Global Commodity Equity ETF
Schedule of Investments	May 31, 2014 (Unaudited)

Security Description		Shares	Value

United States (continued)
Continental Resources, Inc.*		412	$57,828
Deere & Co.		29,542	2,693,344
Devon Energy Corp.		3,310	244,609
EOG Resources, Inc.		4,656	492,605
Exxon Mobil Corp.		36,891	3,708,652
Freeport-McMoRan Copper & Gold, Inc.		20,670	703,814
Halliburton Co.		6,788	438,776
Hecla Mining Co.		14,925	41,342
Hess Corp.		2,351	214,646
Ingredion, Inc.		5,842	444,868
Intrepid Potash, Inc.*		4,578	74,209
Kinder Morgan, Inc.		5,393	180,072
Marathon Oil Corp.		5,756	211,015
Monsanto Co.		41,823	5,096,133
The Mosaic Co.		25,358	1,267,646
National Oilwell Varco, Inc.		3,695	302,510
Newmont Mining Corp.		19,417	444,455
Noble Energy, Inc.		2,895	208,643
Nucor Corp.		6,395	323,779
Occidental Petroleum Corp.		6,729	670,814
Pioneer Natural Resources Co.		1,232	258,917
Reliance Steel & Aluminum Co.		1,549	111,451
Royal Gold, Inc.		2,461	154,354
Seaboard Corp.*		24	64,676
Southern Copper Corp.		2,941	87,407
Southwestern Energy Co.*		2,922	132,863
Spectra Energy Corp.		5,706	231,550
United States Steel Corp.		2,722	62,715
Valero Energy Corp.		4,568	256,036
The Williams Co., Inc.		5,258	246,916

Total United States			28,014,499

TOTAL COMMON STOCKS (Cost $70,875,596)			67,040,678

7 Day Yield		Shares	Value

SHORT TERM INVESTMENTS (0.55%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000%(c)	371,878	371,878

TOTAL SHORT TERM INVESTMENTS (Cost $371,878)			371,878

TOTAL INVESTMENTS (99.72%) (Cost $71,247,474)			$67,412,556

NET OTHER ASSETS AND LIABILITIES (0.28%)			189,160

NET ASSETS (100.00%)			$67,601,716

*	Non-income producing security.
(a)	Less than 0.005% of Net Assets.
(b)

These securities initially sold to other parties pursuant to Regulation S under the 1933 Act and subsequently resold to the Fund. At the period end, the aggregate market values of these securities were $2,334,113, representing 3.45% of the Fund’s net assets.

(c)	Less than 0.0005%.

Common Abbreviations:
ADR	-	American Depositary Receipt.
AG	-	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ASA	-	Allmennaksjeselskap is the Norwegian term for public limited company.
BHD	-	Berhad (in Malaysia; equivalent to Public Limited Company).
GDR	-	Global Depository Receipt.
JSC	-	Joint Stock Company.
Ltd.	-	Limited.
NV	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
OAO	-	Otkytoe Aktsionernoe Obshchestvo (open Joint Stock Corporation) is a Russian term for a stock-based corporation.
Plc	-	Public Limited Company
SA	-	Generally designated corporations in various countries, mostly those employing the civil law.
SAB de CV	-	A variable capital company.
SpA	-	Societa Per Azioni is an Italian shared company.

See Notes to Financial Statements.

6   |  May 31, 2014

Global Commodity Equity ETF
Statement of Assets and Liabilities	May 31, 2014 (Unaudited)

ASSETS:
Investments, at value	$67,412,556
Cash	88,058
Foreign tax reclaims	53,930
Dividends receivable	139,320

Total Assets	67,693,864

LIABILITIES:
Foreign currency due to custodian (Cost $53,715)	54,120
Payable for investments purchased	19
Payable to adviser	38,009

Total Liabilities	92,148

NET ASSETS	$67,601,716

NET ASSETS CONSIST OF:
Paid-in capital	$80,625,049
Undistributed net investment income	358,666
Accumulated net realized loss on investments and foreign currency transactions	(9,547,011)
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(3,834,988)

NET ASSETS	$67,601,716

INVESTMENTS, AT COST	$71,247,474

PRICING OF SHARES
Net Assets	$67,601,716
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	1,500,020
Net Asset Value, offering and redemption price per share	$45.07

See Notes to Financial Statements.

7  |  May 31, 2014

Global Commodity Equity ETF
Statement of Operations	For the Six Months Ended May 31, 2014 (Unaudited)

INVESTMENT INCOME:
Dividends(a)	$935,288

Total Investment Income	935,288

EXPENSES:
Investment adviser fee	215,879

Total Expenses	215,879

NET INVESTMENT INCOME	719,409

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized loss on investments	(2,217,342)
Net realized gain on foreign currency transactions	236
Net change in unrealized appreciation on investments	5,301,111
Net change in unrealized depreciation on translation of assets and liabilities denominated in foreign currencies	(2,922)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	3,081,083

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,800,492

(a)	Net of foreign tax withholding of $80,004.

See Notes to Financial Statements.

8  |  May 31, 2014

Global Commodity Equity ETF
Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2014 (Unaudited)	For the Year Ended November 30, 2013

OPERATIONS:
Net investment income	$719,409	$1,288,627
Net realized loss on investments and foreign currency transactions	(2,217,106)	(1,617,031)
Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	5,298,189	(53,770)

Net increase/(decrease) in net assets resulting from operations	3,800,492	(382,174)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(518,359)	(1,333,070)

Total distributions	(518,359)	(1,333,070)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	4,383,184	–
Cost of shares redeemed	(2,280,231)	(13,267,466)

Net increase/(decrease) from share transactions	2,102,953	(13,267,466)

Net increase/(decrease) in net assets	5,385,086	(14,982,710)

NET ASSETS:
Beginning of period	62,216,630	77,199,340

End of period *	$67,601,716	$62,216,630

*Including accumulated net investment income of:	$358,666	$157,616

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	1,450,020	1,750,020
Shares sold	100,000	–
Shares redeemed	(50,000)	(300,000)

Shares outstanding, end of period	1,500,020	1,450,020

See Notes to Financial Statements.

9   |  May 31, 2014

Global Commodity Equity ETF
Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2014 (Unaudited) (a)	For the Year Ended November 30, 2013	For the Year Ended November 30, 2012	For the Period January 1, 2011 to November 30, 2011 (b)	For the Year Ended December 31, 2010	For the Period September 21, 2009 (Inception) to December 31, 2009

NET ASSET VALUE, BEGINNING OF PERIOD	$42.91	$44.11	$44.65	$49.33	$42.82	$39.74

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.47 (c)	0.81 (c)	0.71 (c)	0.58 (c)	0.46 (c)	0.12
Net realized and unrealized gain/(loss)	2.04	(1.17)	(0.57)	(4.78)	6.54	3.08

Total from investment operations	2.51	(0.36)	0.14	(4.20)	7.00	3.20

DISTRIBUTIONS:
From net investment income	(0.35)	(0.84)	(0.68)	(0.48)	(0.49)	(0.12)

Total distributions	(0.35)	(0.84)	(0.68)	(0.48)	(0.49)	(0.12)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	2.16	(1.20)	(0.54)	(4.68)	6.51	3.08

NET ASSET VALUE, END OF PERIOD	$45.07	$42.91	$44.11	$44.65	$49.33	$42.82

TOTAL RETURN(d)	5.87%	(0.78)%	(0.35)%	(8.56)%	16.60%	8.06%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$67,602	$62,217	$77,199	$91,539	$111,001	$70,658
Ratio of expenses to average net assets	0.65%(e)	0.65%	0.65%	0.65%(e)	0.65%	0.65%(e)
Ratio of net investment income to average net assets	2.17%(e)	1.86%	1.61%	1.29%(e)	1.09%	1.53%(e)
Portfolio turnover rate(f)	6%	20%	13%	10%	18%	7%

(a)	Prior to March 31, 2014 the Global Commodity Equity ETF was known as the Jefferies | TR/J CRB Global Commodity Equity Index Fund.
(b)	Effective March 7, 2011, the Board approved changing the fiscal year end of the Fund from December 31 to November 30.
(c)	Based on average shares outstanding during the period.
(d)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(e)	Annualized.
(f)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

10   |  May 31, 2014

Global Commodity Equity ETF
Notes to Financial Statements	May 31, 2014 (Unaudited)

1. ORGANIZATION

The ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2014, the Trust consists of twenty-one separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the Global Commodity Equity ETF (the “Fund”) (prior to March 31, 2014, known as the Jefferies | TR/J CRB Global Commodity Equity Index Fund). The investment objective of the Fund is to seek investment results that replicate as closely as possible, before fees and expenses, the price and yield performance of the Thomson Reuters CRB Commodity Producers Index.

The Fund’s Shares (“Shares”) are listed on the New York Stock Exchange (“NYSE”) Arca. The Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 50,000 Shares, each of which is called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities included in a specified index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (the “NASDAQ”) exchange are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities.

B. Fair Value Measurements

The Fund discloses the classification of fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

11   |  May 31, 2014

Global Commodity Equity ETF
Notes to Financial Statements	May 31, 2014 (Unaudited)

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2	–

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments at May 31, 2014:

Global Commodity Equity ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable inputs	Total

Common Stocks
Cayman Islands	$–	$449	$–	$449
Other	67,040,229	–	–	67,040,229
Short Term Investments	371,878	–	–	371,878

TOTAL	$67,412,107	$449	$–	$67,412,556

*	For a detailed country breakdown, see the accompanying Schedule of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the six months ended May 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

C. Foreign Securities

The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments.

Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

D. Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

12   |  May 31, 2014

Global Commodity Equity ETF
Notes to Financial Statements	May 31, 2014 (Unaudited)

E. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

F. Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid quarterly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

G. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end: accordingly, tax basis balances have not been determined as of May 31, 2014.

Under the Regulated Investment Company Modernization Act of 2010 (“the Modernization Act”), net capital losses recognized in tax years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Modernization Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Modernization Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

At November 30, 2013, the Fund had available for tax purposes unused pre-enactment capital loss carryforwards as follows:

Expiring November 30, 2018

Global Commodity Equity ETF	$ 734,357

At November 30, 2013, the Fund had available for tax purposes unused post-enactment capital loss carryforwards as follows:

Fund	Short-Term	Long-Term

Global Commodity Equity ETF	$1,671,009	$ 4,489,109

The tax character of the distributions paid for the year ended November 30, 2013 was as follows:

Ordinary Income

Global Commodity Equity ETF	$1,333,070

As of May 31, 2014, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Global Commodity Equity ETF

Gross appreciation (excess of value over tax cost)	$7,609,755
Gross depreciation (excess of tax cost over value)	(12,009,805)

Net unrealized appreciation (depreciation)	(4,400,050)

Cost of investments for income tax purposes	$71,812,606

The differences between book-basis and tax-basis are due to the deferral of losses from wash sales and Passive Foreign Investment Company (“PFIC”) adjustments.

H. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

13   |  May 31, 2014

Global Commodity Equity ETF
Notes to Financial Statements	May 31, 2014 (Unaudited)

The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2014, the fund did not have a liability for any unrecognized tax benefits. The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) acts as the Fund’s investment adviser pursuant to an advisory agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.65% of the Fund’s average daily net assets. From time to time, the Adviser may waive all or a portion of its fee.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all of the Fund’s expenses and to compensate the Adviser for providing services for the Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Fund.

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $5,000, (2) a per meeting fee or $3,750, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2014, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales

Global Commodity Equity ETF	$4,312,948	$4,284,763
For the six months ended May 31, 2014, the cost of in-kind purchases and proceeds from in-kind sales were as follows:
Fund	Purchases	Sales

Global Commodity Equity ETF	$4,246,566	$2,210,805

Gains on in-kind transactions are not considered taxable for federal income tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

14   |  May 31, 2014

Global Commodity Equity ETF
Notes to Financial Statements	May 31, 2014 (Unaudited)

6. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

15   |  May 31, 2014

Global Commodity Equity ETF
Additional Information	May 31, 2014 (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

The Trust is required to disclose annually each Fund’s complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for each Fund also will be available at no charge upon request by calling 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203. Each Fund’s Form N-PX also is available on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund’s portfolio holdings with the SEC on Form N-Q. The Trust will also disclose a complete schedule of each Fund’s portfolio holdings with the SEC on Form N-CSR after its second and fourth quarters. Form N-Q and Form N-CSR for each Fund will be available on the SEC’s website at http://www.sec.gov. Each Fund’s Form N-Q and Form N-CSR may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-5850. Each Fund’s Form N-Q and Form N-CSR will be available without charge, upon request, by calling 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

16   |  May 31, 2014

SEMI-ANNUAL REPORT | May 31, 2014

This report has been prepared for shareholders of the ETF described herein and may be distributed to others only if preceded or accompanied by a prospectus.

ALPS Portfolio Solutions Distributor, Inc., distributor for the ETF.

U.S. Equity High Volatility Put Write Index Fund
Performance Overview	May 31, 2014 (Unaudited)

Fund Description

The U.S. Equity High Volatility Put Write Index Fund (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the NYSE Arca U.S. Equity High Volatility Put Write IndexSM (the “Index”). The Index reflects the performance of a portfolio of exchange-traded put options on highly volatile stocks.

The Index measures the return of a hypothetical portfolio consisting of exchange traded put options which have been sold on each of 20 stocks and a cash position calculated. The 20 stocks on which options are sold (“written”) are those 20 stocks from a selection of the largest capitalized (over $5 billion in market capitalization) stocks which also have listed options and which have the highest volatility, as determined by the NYSE Arca, Inc. (the “NYSE Arca”), the Fund’s index provider (the “Index Provider”).

Growth of $10,000 (as of May 31, 2014)

Comparison of Change in Value of $10,000 Investment in the Fund and the Index

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance (as of May 31, 2014)

	6 Months	1 Year	Since Inception^
US Equity High Volatility Put Write Index Fund - NAV	-2.22%	3.41%	5.60%
US Equity High Volatility Put Write Index Fund - Market Price*	-2.52%	3.37%	5.64%
US Equity High Volatility Put Write Index TR	-0.84%	6.08%	8.26%

Total Expense Ratio (per the current prospectus) 0.95%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced Investment Operations on February 28, 2013. Total return for a period of less than one year is not annualized.

*	Market Price is based on the midpoint of the bid/ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

1   |  May 31, 2014

U.S. Equity High Volatility Put Write Index Fund
Performance Overview	May 31, 2014 (Unaudited)

NYSE Arca U.S. Equity High Volatility Put Write IndexSM: measures the return of a hypothetical portfolio of listed put options on each of 20 stocks and a cash (US T-Bill) position. The 20 underlying stocks on which options are written are a selection of the largest capitalized (over $5 billion in market cap) US listed stocks which also have listed options and which have the highest volatility, as determined by the NYSE Arca, Inc., the Fund’s Index provider. No more than 50% of the Index positions will be from the same industry sector. Full details of the index rules, methodology, values and period, constituents can be found at http://www.nyse.com/about/listed/lcddata.html?ticker=PUTWRT.

The NYSE Arca U.S. Equity High Volatility Put Write IndexSM: is a service mark of NYSE Euronext or its affiliates and has been licensed for use by Rich Investment Solutions, LLC in connection with the U.S. Equity High Volatility Put Write Index Fund. Neither the Trust nor the Fund is sponsored, endorsed, sold or promoted by NYSE Euronext. NYSE Euronext makes no representations or warranties regarding the Trust or the Fund or the ability of the NYSE Arca U.S. Equity High Volatility Put Write IndexSM to track general stock market performance.

An investor cannot directly invest in an index.

2   |  May 31, 2014

U.S. Equity High Volatility Put Write Index Fund
Disclosure of Fund Expenses	May 31, 2014 (Unaudited)

Shareholder Expense Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2014.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses attributable to your investment during this period.

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/13	Ending Account Value 5/31/14	Expense Ratio(a)	Expenses Paid During Period 12/1/13 - 5/31/14(b)

U.S. Equity High Volatility Put Write Index Fund
Actual	$1,000.00	$977.80	0.95%	$4.68
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	0.95%	$4.78

(a)	Annualized, based on the Fund’s most recent fiscal half year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

3   |  May 31, 2014

U.S. Equity High Volatility Put Write Index Fund
Schedule of Investments	May 31, 2014 (Unaudited)

Security Description	Principal Amount	Value

SHORT TERM INVESTMENTS (102.83%)
U.S. Treasury Bills Discount Notes
0.043%, 06/05/2014(a)	$2,600,000	$2,599,997
0.042%, 06/12/2014(a)	5,300,000	5,299,963
0.045%, 06/19/2014(a)(b)	4,900,000	4,899,912
0.030%, 06/26/2014(a)(b)	4,600,000	4,599,885
0.010%, 07/03/2014(a)	2,600,000	2,599,943
0.021%, 07/17/2014(a)	2,000,000	1,999,940
0.025%, 08/07/2014(a)(b)	3,000,000	2,999,868
0.020%, 08/14/2014(a)(b)	5,000,000	4,999,710
0.025%, 08/21/2014(a)	10,000,000	9,999,360
0.025%, 08/28/2014(a)	29,400,000	29,397,677

TOTAL SHORT TERM INVESTMENTS (Cost $69,396,927)		69,396,255

TOTAL INVESTMENTS (102.83%) (Cost $69,396,927)		$69,396,255

NET LIABILITIES LESS OTHER ASSETS (-2.83%)		(1,911,542)

NET ASSETS (100.00%)		$67,484,713

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	All or portion of this security is being held as collateral for written options.

See Notes to Financial Statements.

4   |  May 31, 2014

U.S. Equity High Volatility Put Write Index Fund
Schedule of Investments	May 31, 2014 (Unaudited)

SCHEDULE OF WRITTEN OPTIONS

	Expiration Date	Exercise Price	Contracts	Value

WRITTEN PUT OPTIONS
Cree, Inc.	06/21/2014	$47.50	(704)	$ (77,088)
Expedia, Inc.	06/21/2014	60.00	(558)	(1,395)
Facebook, Inc.	06/21/2014	52.50	(637)	(4,778)
FireEye, Inc.	06/21/2014	40.00	(837)	(623,565)
First Solar, Inc.	06/21/2014	57.50	(582)	(50,343)
Herbalife, Ltd.	06/21/2014	47.50	(704)	(8,800)
Illumina, Inc.	06/21/2014	120.00	(279)	(4,185)
Incyte Corp., Ltd.	06/21/2014	40.00	(837)	(48,128)
Keurig Green Mountain, Inc.	06/21/2014	82.50	(405)	(2,227)
LinkedIn Corp.	06/21/2014	150.00	(223)	(46,049)
Netflix, Inc.	06/21/2014	295.00	(113)	(1,469)
Pandora Media, Inc.	06/21/2014	24.00	(1,395)	(133,920)
Pharmacyclics, Inc.	06/21/2014	75.00	(446)	(32,335)
ServiceNow, Inc.	06/21/2014	45.00	(744)	(24,180)
SolarCity Corp.	06/21/2014	50.00	(669)	(121,089)
Splunk, Inc.	06/21/2014	55.00	(608)	(799,520)
Tesla Motors, Inc.	06/21/2014	175.00	(191)	(12,320)
TripAdvisor, Inc.	06/21/2014	72.50	(461)	(2,305)
Under Armour, Inc.	06/21/2014	45.00	(744)	(7,440)
Vertex Pharmaceuticals, Inc.	06/21/2014	55.00	(608)	(129,200)
TOTAL WRITTEN PUT OPTIONS

(Premiums received $2,792,424)				$ (2,130,336)

See Notes to Financial Statements.

5   |  May 31, 2014

U.S. Equity High Volatility Put Write Index Fund
Statement of Assets and Liabilities	May 31, 2014 (Unaudited)

ASSETS:
Investments, at value	$69,396,255
Cash	274,229

Total Assets	69,670,484

LIABILITIES:
Written options, at value (Proceeds $2,792,424)	2,130,336
Payable to adviser	55,435

Total Liabilities	2,185,771

NET ASSETS	$67,484,713

NET ASSETS CONSIST OF:
Paid-in capital	$71,954,714
Accumulated net investment loss	(2,654,325)
Accumulated net realized loss on investments and written option contracts	(2,477,092)
Net unrealized appreciation on investments and written option contracts	661,416

NET ASSETS	$67,484,713

INVESTMENTS, AT COST	$69,396,927

PRICING OF SHARES
Net Assets	$67,484,713
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	2,800,002
Net Asset Value, offering and redemption price per share	$24.10

See Notes to Financial Statements.

6   |  May 31, 2014

U.S. Equity High Volatility Put Write Index Fund
Statement of Operations	For the Six Months Ended May 31, 2014 (Unaudited)

INVESTMENT INCOME:
Interest	$11,596

Total investment income	11,596

EXPENSES:
Investment adviser fees	255,170

Total Expenses	255,170

NET INVESTMENT LOSS	(243,574)

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized loss on investments	(6,182,945)
Net realized gain on written option contracts	3,705,853
Net change in unrealized depreciation on investments	(1,535)
Net change in unrealized appreciation on written option contracts	381,824

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND WRITTEN OPTION CONTRACTS	(2,096,803)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,340,377)

See Notes to Financial Statements.

7   |  May 31, 2014

U.S. Equity High Volatility Put Write Index Fund
Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2014 (Unaudited)	For the Period February 28, 2013 (Commencement of Operations) to November 30, 2013

OPERATIONS:
Net investment loss	$(243,574)	$(72,217)
Net realized gain/(loss) on investments and written option contracts	(2,477,092)	602,509
Net change in unrealized appreciation on investments and written option contracts	380,289	281,127

Net increase/(decrease) in net assets resulting from operations	(2,340,377)	811,419

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,367,694)	(573,349)

Total distributions	(2,367,694)	(573,349)

CAPTIAL SHARE TRANSACTIONS:
Proceeds from sale of shares	58,107,330	28,140,938
Cost of shares redeemed	(14,293,554)	–

Net increase from share transactions	43,813,776	28,140,938

Net increase in net assets	39,105,705	28,379,008

NET ASSETS:
Beginning of period	28,379,008	–

End of period *	$67,484,713	$28,379,008

*Including accumulated net investment loss of:	$(2,654,325)	$(43,057)

OTHER INFORMATION:
CAPTIAL SHARE TRANSACTIONS:
Beginning shares	1,100,002	–
Shares sold	2,300,000	1,100,002
Shares redeemed	(600,000)	–

Shares outstanding, end of period	2,800,002	1,100,002

See Notes to Financial Statements.

8   |  May 31, 2014

U.S. Equity High Volatility Put Write Index Fund
Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2014 (Unaudited)	For the Period February 28, 2013 (Commencement of Operations) to November 30, 2013

NET ASSET VALUE, BEGINNING OF PERIOD	$25.80	$25.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (a)	(0.11)	(0.18)
Net realized and unrealized gain/(loss)	(0.45)	2.50

Total from investment operations	(0.56)	2.32

DISTRIBUTIONS:
From net investment income	(1.14)	(1.52)

Total distributions	(1.14)	(1.52)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.70)	0.80

NET ASSET VALUE, END OF PERIOD	$24.10	$25.80

TOTAL RETURN(b)	(2.22%)	9.51%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$67,485	$28,379

Ratio of expenses to average net assets	0.95%(c)	0.95%(c)
Ratio of net investment loss to average net assets	(0.91%)(c)	(0.92%)(c)
Portfolio turnover rate(d)	0%	0%

(a)	Based on average shares outstanding during the period.
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.
(d)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

9   |  May 31, 2014

U.S. Equity High Volatility Put Write Index Fund
Notes to Financial Statements	May 31, 2014 (Unaudited)

1. ORGANIZATION

The ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2014, the Trust consists of twenty-one separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the U.S. Equity High Volatility Put Write Index Fund (the “Fund”), which commenced operations on February 28, 2013. The investment objective of the Fund is to seek investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the NYSE Arca U.S. Equity High Volatility Put Write Index (the “Underlying Index”). The Underlying Index reflects the performance of a portfolio of exchange-traded put options on highly volatile stocks.

The Fund’s Shares (“Shares”) are listed on the New York Stock Exchange (“NYSE”) Arca. The Fund issues and redeems Shares, at net asset value (“NAV”), in blocks of 100,000 Shares, each of which is called a “Creation Unit.” Creation Units of the Fund are issued and redeemed for cash. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of the NYSE, usually 4:00 p.m. Eastern time, each day the NYSE is open for trading. The NAV is computed by dividing the value of the Fund’s portfolio securities, cash and other assets (including accrued interest), less all liabilities (including accrued expenses), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (the “NASDAQ”) exchange are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Treasury Bills are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service.

The Fund’s listed put options are valued at the mean of the most recent bid and asked prices.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities.

B. Fair Value Measurements

The Fund discloses the classification of fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s

10   |  May 31, 2014

U.S. Equity High Volatility Put Write Index Fund
Notes to Financial Statements	May 31, 2014 (Unaudited)

own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy. Treasury Bills are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service and are categorized as Level 1 in the hierarchy, due to their active trading, short term maturity and liquidity.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments at May 31, 2014:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Short Term Investments	$69,396,255	$–	$–	$69,396,255

TOTAL	$69,396,255	$–	$–	$69,396,255

Other Financial Instruments*

Liabilities
Written Option Contracts	$(2,130,336)	$–	$–	$(2,130,336)

Total	$(2,130,336)	$–	$–	$(2,130,336)

*	Other financial instruments are instruments not reflected in the Schedule of Investments, such as written options.

The Fund recognizes transfers between levels as of the end of the period. For the six months ended May 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

11   |  May 31, 2014

U.S. Equity High Volatility Put Write Index Fund
Notes to Financial Statements	May 31, 2014 (Unaudited)

D. Dividends and Distributions to Shareholders

Dividends from net investment income, if any, and any net short-term capital gains are distributed to shareholders following each 60 day period. Any other net income or capital gains will be distributed at least annually. Dividends may be declared and paid more frequently to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code. In addition, the Fund intends to distribute, at the end of each 60-day period out of net investment income and/or net short-term capital gains, an amount of cash equal to 1.5% of the Fund’s net assets at the end of such 60-day period. If the Fund’s net investment income and net short-term capital gains are insufficient to support a 1.5% distribution in any 60-day period, the distribution will be reduced by the amount of the shortfall. As a result of the Fund’s investment strategy, it is not expected that the Fund will have income from long-term capital gains.

E. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end: accordingly, tax basis balances have not been determined as of May 31, 2014.

The tax character of the distributions paid for the period ended November 30, 2013 were as follows:

Ordinary Income

US Equity High Volatility Put Write Index Fund	$573,349
As of May 31, 2014, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:
Gross appreciation (excess of value over tax cost)	$72
Gross depreciation (excess of tax cost over value)	(744)

Net unrealized appreciation (depreciation)	(672)

Cost of investments for income tax purposes	$69,396,927

F. Income Taxes

No provision for income taxes are included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Being that the Fund commenced operations on February 28, 2013; no tax returns have been filed as of the date of this report.

G. Derivative Instruments and Hedging Activities: The following discloses the Fund’s use of derivative instruments and hedging activities.

The Fund’s investment objective permits the Fund to purchase derivative contracts including written options. In doing so, the Fund will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

12   |  May 31, 2014

U.S. Equity High Volatility Put Write Index Fund
Notes to Financial Statements	May 31, 2014 (Unaudited)

Market Risk Factors: In pursuit of the Fund’s investment objective, the Fund will use derivatives to increase or decrease its exposure to the following market risk factors:

Equity Risk: The value of the options sold by the Fund is based on the value of the stocks underlying such options. Accordingly, the Fund is exposed to equity risk, which is the risk that the value of the stocks underlying options written by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of such stock participate, or factors relating to specific companies. In such event, the value of the options sold by the Fund will likely decline. Additionally, if the value of the stocks underlying the options sold by the Fund increases, the Fund’s returns will not increase accordingly.

The Fund will seek to track the performance of the Underlying Index by selling listed 60-day put options in proportion to their weightings in the Underlying Index. By selling an option, the Fund will receive premiums from the buyer of the option, which will increase the Fund’s return if the option is not exercised and thus expires worthless. However, if the option’s underlying stock declines below the strike price, the option will finish in-the-money and the Fund will be required to buy the underlying stock at the strike price, effectively paying the buyer the difference between the strike price and the closing price. Therefore, by writing a put option, the Fund is exposed to the amount by which the price of the underlying stock is less than the strike price. Accordingly, the potential return to the Fund is limited to the amount of option premiums it receives, while the Fund can potentially lose up to the entire strike price of each option it sells. Further, if the value of the stocks underlying the options sold by the Fund increases, the Fund’s returns will not increase accordingly.

As the seller of a listed put option, the Fund incurs an obligation to buy the underlying instrument from the purchaser of the option at the option’s strike price, upon exercise by the option purchaser. If a listed put option sold by the Fund is exercised prior to the end of a 60-day period, the Fund will buy the underlying stock at the time of exercise and at the strike price, and will hold the stock until the end of the 60-day period.

Each put option sold by the Fund will be covered through investments in three month Treasury bills at least equal to the Fund’s maximum liability under the option (i.e., the strike price). Based on requirements and agreements with certain exchanges and third party broker-dealers, the Fund has requirements to deliver securities as collateral for certain investments. Securities collateral that has been pledged to cover obligations of the Fund is noted on the Schedule of Investments.

Every 60 days, the options included within the Underlying Index are exercised or expire and new option positions are established, and the Fund will enter into new option positions accordingly and sell any underlying stocks it owns as a result of the Fund’s prior option positions having been exercised. This 60-day cycle likely will cause the Fund to have frequent and substantial portfolio turnover. If the Fund receives additional inflows (and issues more Shares accordingly in large numbers known as “Creation Units,” as further defined herein) during a 60-day period, the Fund will sell additional listed put options which will be exercised or expire at the end of such 60-day period. Conversely, if the Fund redeems Shares in Creation Unit size during a 60-day period, the Fund will terminate the appropriate portion of the options it has sold accordingly.

Put Option Risk: Options are generally subject to volatile swings in price based on changes in value of the underlying instrument, and the options written by the Fund may be particularly subject to this risk because the underlying stocks are selected by the Index Provider to have high volatility. The Fund will incur a form of economic leverage through its use of options, which will increase the volatility of the Fund’s returns and may increase the risk of loss to the Fund. While the Fund will collect premiums on the options it writes, the Fund’s risk of loss if one or more of its options is exercised and expires in-the-money may substantially outweigh the gains to the Fund from the receipt of such option premiums. Moreover, the options sold by the Fund may have imperfect correlation to the returns of their underlying stocks.

Implied Volatility Risk: When the Fund sells a listed put option, it gains the amount of the premium it receives, but also incurs a corresponding liability representing the value of the option it has sold (until the option is exercised and finishes in the money or expires worthless). The value of the options in which the Fund invests is partly based on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying stocks do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV. The Fund is therefore exposed to implied volatility risk before the options expire or are exercised. This is the risk that the value of the implied volatility of the options sold by the Fund will increase due to general market and economic conditions, perceptions regarding the industries in which the issuers of such stock participate, or factors relating to specific companies.

13   |  May 31, 2014

U.S. Equity High Volatility Put Write Index Fund
Notes to Financial Statements	May 31, 2014 (Unaudited)

Transactions in written option contracts during the six months ended May 31, 2014, were as follows:

	Written Put Options

	Number of Contracts	Premiums

Options outstanding at November 30, 2013	(7,430)	$1,039,328
Options written	(51,076)	6,944,540
Options exercised	3,434	(213,172)
Options expired	39,066	(4,040,162)
Options closed	4,261	(938,110)

Options outstanding at May 31, 2014	(11,745)	2,792,424

Market Value at May 31, 2014		$(2,130,336)

The effect of derivatives instruments on the Statement of Assets and Liabilities as of May 31, 2014:

	Liability Derivatives

Risk Exposure	Statement of Assets and Liabilities Location	Fair Value

US Equity High Volatility Put Write Index Fund
Equity Contracts (Written Options)	Options written, at value	$2,130,336

		$2,130,336

The effect of derivatives instruments on the Statement of Operations for the six months ended May 31, 2014:

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) on Derivatives Recognized in Income

US Equity High Volatility Put Write Index Fund
Equity Contracts (Written Options)	Net realized gain on written option contracts/Net change in unrealized appreciation on written option contracts	$3,705,853	$381,824

Total		$3,705,853	$381,824

The average written option contracts volume was 14,028 during the six months ended May 31, 2014.

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) acts as the Fund’s investment adviser pursuant to an advisory agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.95% of the Fund’s average daily net assets. From time to time, the Investment Adviser may waive all or a portion of its fee.

Out of the unitary management fee, the Investment Adviser pays substantially all expenses of the Fund, including the fees of the Sub-Adviser and the cost of transfer agency, custody, fund administration, legal, audit, and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business. The Adviser’s unitary management fee is designed pay substantially all the Fund’s expenses and to compensate the Adviser for providing services for the Fund.

Rich Investment Solutions, LLC acts as the Fund’s sub-adviser (“Sub-Adviser”) pursuant to a sub-advisory agreement with the Adviser (the ‘‘Sub-Advisory Agreement’’). Pursuant to the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser, on a monthly basis, a portion of the advisory fees it receives from the Fund, on an annual rate of 0.80% of average net assets.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Fund.

14   |  May 31, 2014

U.S. Equity High Volatility Put Write Index Fund
Notes to Financial Statements	May 31, 2014 (Unaudited)

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $5,000, (2) a per meeting fee or $3,750, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2014, the cost of purchases and proceeds from sales, excluding short-term investments and written options, were as follows:

Fund	Purchases	Sales

US Equity High Volatility Put Write Index Fund	$–	$–

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund on a cash basis only in Creation Unit size aggregations of 100,000. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund.

6. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

15   |  May 31, 2014

U.S. Equity High Volatility Put Write Index Fund
Additional Information	May 31, 2014 (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

The Trust is required to disclose annually each Fund’s complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for each Fund also will be available at no charge upon request by calling 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203. Each Fund’s Form N-PX also is available on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund’s portfolio holdings with the SEC on Form N-Q. The Trust will also disclose a complete schedule of each Fund’s portfolio holdings with the SEC on Form N-CSR after its second and fourth quarters. Form N-Q and Form N-CSR for each Fund will be available on the SEC’s website at http://www.sec.gov. Each Fund’s Form N-Q and Form N-CSR may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-5850. Each Fund’s Form N-Q and Form N-CSR will be available without charge, upon request, by calling 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

16   |  May 31, 2014

The U.S. Equity High Volatility Put Write Index Fund is distributed by ALPS Portfolio Solutions Distributor, Inc.

May 31, 2014

AMLP|  Alerian MLP ETF

ENFR|   Alerian Energy Infrastructure ETF

An ALPS Advisors Solution

table of
CONTENTS

Performance Overview

Alerian MLP ETF	1

Alerian Energy Infrastructure ETF	4

Disclosure of Fund Expenses	7

Financial Statements

Alerian MLP ETF

Schedule of Investments	8

Statement of Assets and Liabilities	9

Statement of Operations	10

Statement of Changes in Net Assets	11

Financial Highlights	12

Alerian Energy Infrastructure ETF

Schedule of Investments	13

Statement of Assets and Liabilities	15

Statement of Operations	16

Statement of Changes in Net Assets	17

Financial Highlights	18

Notes to Financial Statements	19

Additional Information	26

www.alpsfunds.com

Alerian MLP ETF
Performance Overview	May 31, 2014 (Unaudited)

INVESTMENT OBJECTIVE

The Alerian MLP ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian MLP Infrastructure Index (the “Index”). The Shares of the Fund are listed and trade on the New York Stock Exchange (“NYSE”) Arca under the ticker symbol AMLP. The Fund generally will invest in all of the securities that comprise the Index in proportion to their weightings in the Index.

The Index is a rules based, modified capitalization weighted, float-adjusted index intended to give investors a means of tracking the overall performance of the United States energy infrastructure Master Limited Partnership (“MLP”) asset class. The Index is comprised of 25 energy infrastructure MLPs that earn a majority of their cash flow from the transportation, storage, and processing of energy commodities.

PERFORMANCE OVERVIEW

During the six month period of December 1, 2013 to May 31, 2014, the Alerian MLP ETF (AMLP) delivered a market price total return of 6.3%. This compares to the Fund’s index, the Alerian MLP Infrastructure Index (“AMZI Index”), which gained 6.6% on a price-return and 9.9% on a total return basis. The difference in the performance between the Index and AMLP is primarily attributable to the Fund’s operating expenses and the tax impact of the Fund’s C-corporation1 structure.

During the period, the fund paid two distributions: $0.278 on February 13, 2014 and $0.279 on May 13, 2014, representing 1.45% and 0.35% increases from the previous quarter. On an annual basis, the Fund has increased its distribution by 5.68% when comparing the May 13, 2014 distribution versus the May 14, 2013 distribution of $0.264.

Top contributors to the Index during the period include Tesoro Logistics (TLLP), Targa Resources Partners (NGLS), Magellan Midstream Partners (MMP), and Sunoco Logistics Partners (SXL), all gaining more than 30% on a price-return basis. Underperformers during the period include El Paso Pipeline Partners (EPB) and MarkWest Energy Partners (MWE), each falling more than 10% on a price-return basis. During the period, Boardwalk Pipeline Partners (BWP) was removed from the Index. Copano Energy Partners and PVR Partners were also removed from the Index, as they were acquired by Kinder Morgan Energy Partners (KMP) and Regency Energy Partners (RGP).

Energy infrastructure Master Limited Partnerships (“MLPs”) continue to benefit from the dramatic increase in natural gas, crude oil, and natural gas liquids production known as the energy renaissance. The MLP-owned energy infrastructure assets, including pipelines, storage facilities, and processing plants, are the bridge by which the reserves and production in supply basins make their way to demand centers. As production grows, the need to construct additional infrastructure increases as well.

In March 2014, the Interstate Natural Gas Association of America updated its North American midstream infrastructure study, noting $640 billion of midstream infrastructure investment will be needed over the next 20 years through 2035. This represents a sharp increase from the $250 billion estimate released just three years prior. Updated numbers reflect new production forecast estimates and include infrastructure related to natural gas, natural gas liquids, crude oil, as well as other assets previously not accounted for such as compression for gathering, fractionation, crude oil, leasing equipment, and LNG export facilities.

For perspective, the total market capitalization of the 25 names in the AMZI Index at May 31, 2014 was $325 billion. The additional $640 billion of needed investment represents a vast opportunity for MLPs to participate in the energy infrastructure build-out of North America. With toll-road business models anchored by inflation-indexed tariff increases and billions of dollars of infrastructure opportunities over the next few decades, we believe that MLPs continue to represent a compelling potential investment opportunity for investors seeking after-tax yield.

[1]

Under current law, the Fund is not eligible to elect treatment as a regulated investment company due to its investments primarily in MLPs. The Fund is classified for federal income tax purposes as a taxable regular corporation or so-called Subchapter “C” corporation. Whereas the NAV of Fund Shares is reduced by the accrual of any deferred tax liabilities, the Alerian MLP Infrastructure Index is calculated without any tax deductions.

The views and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer’s current views. The views expressed represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the fund or any securities or any sectors mentioned herein. The subject matter contained herein has been derived from several sources believed to be reliable and accurate at the time of compilation. ALPS Advisors, Inc. and Alerian do not accept any liability for losses either direct or consequential caused by the use of this information.

1   |  May 31, 2014

Alerian MLP ETF
Performance Overview	May 31, 2014 (Unaudited)

Performance (as of May 31, 2014)

	6 months	1 Year	3 Year	Since Inception^
Alerian MLP ETF – NAV	6.35%	11.51%	11.31%	11.98%
Alerian MLP ETF – Market Price*	6.29%	11.45%	11.22%	11.96%
Alerian MLP Infrastructure Index	9.86%	18.04%	18.33%	19.47%
S&P 500® Total Return Index	7.62%	20.45%	15.15%	19.92%

Total Expense Ratio (per the current prospectus) 8.56%.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For most current month-end performance data please visit www.alpsfunds.com. The Fund accrues deferred income taxes for future tax liabilities associated with the portion of MLP distributions considered to be a tax-deferred return of capital and for any net operating gains as well as capital appreciation of its investment. This deferred tax liability is reflected in the daily NAV and as a result the MLP fund’s after-tax performance could differ significantly from the underlying assets even if the pre-tax performance is closely tracked.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced Investment Operations on August 24, 2010 with an Inception Date, the first day of trading on the Exchange, of August 25, 2010.

*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

The Alerian MLP Infrastructure Index is comprised of 25 midstream energy Master Limited Partnerships and provides investors with an unbiased benchmark for the infrastructure component of this emerging asset class.

S&P 500® Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

One cannot invest directly in an index. Index performance does not reflect fund performance.

The Alerian MLP ETF is not suitable for all investors. Subject to investment risks, including possible loss of the principal amount invested.

Top 10 Holdings* (as of May 31, 2014)

Enterprise Products Partners LP	9.8%
Kinder Morgan Energy Partners LP	8.9%
Magellan Midstream Partners LP	7.7%
Plains All American Pipeline LP	6.9%
Energy Transfer Partners LP	6.7%
MarkWest Energy Partners LP	5.5%
Buckeye Partners LP	4.8%
Williams Partners LP	4.7%
Regency Energy Partners LP	4.5%
ONEOK Partners LP	4.4%
Total % of Top 10 Holdings	63.9%

*	% of Total Investments

Future holdings are subject to change.

2   |  May 31, 2014

Alerian MLP ETF
Performance Overview	May 31, 2014 (Unaudited)

Growth of $10,000 (as of May 31, 2014)

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3   |  May 31, 2014

Alerian Energy Infrastructure ETF
Performance Overview	May 31, 2014 (Unaudited)

INVESTMENT OBJECTIVE

The Alerian Energy Infrastructure ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index (AMEI) (the “Index”).

The Index is intended to give investors a means of tracking the overall performance of the North American energy infrastructure sector. The Index is comprised of 30 equity securities of issuers headquartered or incorporated in the United States and Canada that engage in the transportation, storage, and processing of energy commodities. The following five categories of issuers are included in the Index: master limited partnerships and limited liability companies taxed as partnerships (“MLPs”) known as “Midstream MLPs” (25% total index weight), U.S. MLP affiliates (30% total index weight) taxed as corporations, Canadian MLP affiliates (10% total index weight) taxed as corporations, U.S. energy infrastructure and power companies (15% total index weight) taxed as corporations and Canadian energy infrastructure companies (20% total index weight) taxed as corporations.

PERFORMANCE OVERVIEW

During the six month period of December 1, 2013 to May 31, 2014, the Alerian Energy Infrastructure ETF (ENFR) delivered a market price total return of 15.1% This compares to the Fund’s index, the Alerian Energy Infrastructure Index (“AMEI Index”), which gained 13.5% on a price-return and 15.6% on a total return basis.

During the period, the fund paid two distributions: $0.066079 on January 3, 2014 and $0.153455 on April 2, 2014. Notably, the first distribution represents a pro-rated distribution for the period, as the fund was launched on November 1.

During the period, Buckeye Partners (BPL), Plains GP Holdings (PAGP), DTE Energy (DTE), Genesis Energy LP (GEL), and EnLink Midstream LLC (ENLC) were added to the Index. Plains All American Pipeline (PAA), Crosstex Energy Inc (XTXI), Boardwalk Pipeline Partners (BWP), New Jersey Resources Corp (NJR), and SemGroup Corporation (SEMG) were removed from the Index.

Top contributors to the Index during the period include Targa Resources Corp (TRGP), Williams Companies (WMB), and Magellan Midstream Partners (MMP), all gaining more than 30% on a price-return basis. Only two constituents in the Index generated negative returns during the period: MarkWest Energy Partners (MWE) and Kinder Morgan Inc (KMI).

Energy infrastructure companies continue to benefit from the dramatic increase in natural gas, crude oil, and natural gas liquids production known as the energy renaissance. Energy infrastructure assets, including pipelines, storage facilities, and processing plants, are the bridge by which the reserves and production in supply basins make their way to demand centers. As production grows, the need to construct additional infrastructure increases as well.

In March 2014, the Interstate Natural Gas Association of America updated its North American midstream infrastructure study, noting $640 billion of midstream infrastructure investment will be needed over the next 20 years through 2035. This represents a sharp increase from the $250 billion estimate released just three years prior. Updated numbers reflect new production forecast estimates and include infrastructure related to natural gas, natural gas liquids, crude oil, as well as other assets previously not accounted for such as compression for gathering, fractionation, crude oil, leasing equipment, and LNG export facilities.

For perspective, the total market capitalization of the 30 names in the AMEI Index at May 31, 2014 was $481 billion. The additional $640 billion of needed investment represents a vast opportunity for the constituents in the AMEI to participate in the energy infrastructure build-out of North America. With toll-road business models anchored by inflation-indexed tariff increases and billions of dollars of infrastructure opportunities over the next few decades, we believe that energy infrastructure companies continue to represent a compelling potential investment opportunity for investors seeking total return.

The views and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer’s current views. The views expressed represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the fund or any securities or any sectors mentioned herein. The subject matter contained herein has been derived from several sources believed to be reliable and accurate at the time of compilation. ALPS Advisors, Inc. and Alerian do not accept any liability for losses either direct or consequential caused by the use of this information.

4   |  May 31, 2014

Alerian Energy Infrastructure ETF
Performance Overview	May 31, 2014 (Unaudited)

Performance (as of May 31, 2014)

	6 Months	Since Inception^
Alerian Energy Infrastructure ETF - NAV	15.20%	14.55%
Alerian Energy Infrastructure ETF - Market Price*	15.09%	14.63%
Alerian Energy Infrastructure Index	15.64%	15.21%

Total Expense Ratio (per the current prospectus) 0.65%.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For most current month-end performance data please visit www.alpsfunds.com.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced Investment Operations on November 1, 2013. Total return for a period of less than one year is not annualized.

*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

The Alerian Energy Infrastructure Index is comprised of 30 equity securities of issuers headquartered or incorporated in the United States and Canada that engage in the transportation, storage, and processing of energy commodities.

One cannot invest directly in an index. Index performance does not reflect fund performance.

The Alerian Energy Infrastructure ETF is not suitable for all investors. Subject to investment risks, including possible loss of the principal amount invested.

Top 10 Holdings* (as of May 31, 2014)

Enbridge, Inc.	5.0%
TransCanada Corp.	4.8%
Targa Resources Corp.	4.6%
The Williams Cos., Inc.	4.4%
EnLink Midstream LLC	4.3%
ONEOK, Inc.	4.3%
Spectra Energy Corp.	4.3%
Kinder Morgan, Inc.	4.1%
Magellan Midstream Partners LP	3.9%
Plains GP Holdings LP, Class A	3.9%
Total % of Top 10 Holdings	43.6%

*	% of Total Investments

Future holdings are subject to change.

5   |  May 31, 2014

Alerian Energy Infrastructure ETF
Performance Overview	May 31, 2014 (Unaudited)

Growth of $10,000 (as of May 31, 2014)

Comparison of change in value of a $10,000 investment in the Fund and the Index

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

6   |  May 31, 2014

Alerian Exchange Traded Funds
Disclosure of Fund Expenses	May 31, 2014 (Unaudited)

Shareholder Expense Example: As a shareholder of the Funds, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the (six month) period and held though May 31, 2014.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/13	Ending Account Value 5/31/14	Expense Ratio(a)	Expenses Paid During Period 12/1/13 - 5/31/14(b)

Alerian MLP ETF
Actual	$1,000.00	$1,063.50	0.85%	$4.37
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	0.85%	$4.28

Alerian Energy Infrastructure ETF
Actual	$1,000.00	$1,152.00	0.65%	$3.49
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28

(a)	Annualized, based on the Fund’s most recent fiscal half-year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

7   |  May 31, 2014

Alerian MLP ETF
Schedule of Investments	May 31, 2014 (Unaudited)

Security Description		Shares	Value

Master Limited Partnerships (110.80%)
Gathering & Processing (35.52%)
Access Midstream Partners LP		5,056,232	$318,492,054
Atlas Pipeline Partners LP		4,136,301	134,843,412
Crestwood Midstream Partners LP		7,845,553	171,033,055
DCP Midstream Partners LP		4,646,315	249,553,579
EnLink Midstream Partners LP		5,080,339	154,797,929
MarkWest Energy Partners LP		8,577,317	531,364,788
Regency Energy Partners LP		15,546,669	432,197,398
Targa Resources Partners LP		5,506,534	374,224,051
Western Gas Partners LP		3,718,233	267,675,594
Williams Partners LP		8,562,944	454,777,956

Total Gathering & Processing			3,088,959,816

Natural Gas Transportation (29.04%)
El Paso Pipeline Partners LP		7,075,084	242,250,876
Energy Transfer Partners LP		11,388,274	641,387,592
Enterprise Products Partners LP		12,678,158	948,579,782
ONEOK Partners LP		7,734,269	426,158,222
Spectra Energy Partners LP		2,596,805	136,202,422
TC PipeLines LP		2,513,860	130,720,720

Total Natural Gas Transportation			2,525,299,614

Petroleum Transportation (46.24%)
Buckeye Partners LP		5,843,828	458,506,745
Enbridge Energy Partners LP		11,542,501	357,817,531
Genesis Energy LP		4,068,156	231,884,892
Kinder Morgan Energy Partners LP		11,326,773	861,401,086
Magellan Midstream Partners LP		9,079,036	743,391,468
NuStar Energy LP		3,620,523	210,062,744
Plains All American Pipeline LP		11,726,491	662,194,947
Sunoco Logistics Partners LP		3,904,104	359,177,568
Tesoro Logistics LP		1,959,797	136,597,851

Total Petroleum Transportation			4,021,034,832

Total Master Limited Partnerships (Cost $6,915,249,313)			9,635,294,262

	7 Day Yield	Shares	Value

Short Term Investments (0.09%)
Dreyfus Treasury Prime Cash Management Fund, Institutional Shares	0.000%(a)	7,794,327	7,794,327

Total Short Term Investments (Cost $7,794,327)			7,794,327

Total Investments (110.89%) (Cost $6,923,043,640)			9,643,088,589

Net Liabilities Less Other Assets (-10.89%)			(946,934,891)

Net Assets (100.00%)			$8,696,153,698

(a)	Less than 0.0005%.

Common Abbreviations:

LP - Limited Partnership.

See Notes to Financial Statements.

8   |  May 31, 2014

Alerian MLP ETF
Statement of Assets and Liabilities	May 31, 2014 (Unaudited)

ASSETS:
Investments, at value	$9,643,088,589
Cash	1,378,619
Receivable for securities sold	14,531,177
Income tax receivable	5,547,683

Total Assets	9,664,546,068

LIABILITIES:
Franchise tax payable	445,737
Deferred tax liability	946,940,712
Payable for shares redeemed	14,530,237
Payable to adviser	6,475,684

Total Liabilities	968,392,370

NET ASSETS	$8,696,153,698

NET ASSETS CONSIST OF:
Paid-in capital	$7,101,081,343
Distributions in excess of net investment loss, net of income taxes	(77,851,868)
Accumulated net realized loss on investments, net of income taxes	(37,782,975)
Net unrealized appreciation on investments, net of income taxes	1,710,707,198

NET ASSETS	$8,696,153,698

INVESTMENTS, AT COST	$6,923,043,640

PRICING OF SHARES
Net Assets	$8,696,153,698
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	476,770,145
Net Asset Value, offering and redemption price per share	$18.24

See Notes to Financial Statements.

9   |  May 31, 2014

Alerian MLP ETF
Statement of Operations	For the Six Months Ended May 31, 2014 (Unaudited)

INVESTMENT INCOME:
Distributions from master limited partnerships	$239,204,965
Less return of capital distributions	(239,204,965)

Total Investment Income	–

EXPENSES:
Franchise tax expense	604,536
Investment adviser fee	32,902,365

Total Expenses	33,506,901

NET INVESTMENT LOSS, BEFORE INCOME TAXES	(33,506,901)

Deferred income tax benefit	12,425,197

NET INVESTMENT LOSS	(21,081,704)

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized loss on investments, before income taxes	(72,369,340)
Deferred income tax benefit	26,857,110

Net realized loss	(45,512,230)

Net change in unrealized appreciation on investments, before income taxes	907,640,993
Deferred income tax expense	(336,634,468)

Net change in unrealized appreciation	571,006,525

NET REALIZED AND UNREALIZED GAIN	525,494,295

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$504,412,591

See Notes to Financial Statements.

10   |  May 31, 2014

Alerian MLP ETF
Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2014 (Unaudited)	For the Year Ended November 30, 2013

OPERATIONS:
Net investment loss	$(21,081,704)	$(33,135,067)
Net realized loss on investments	(45,512,230)	(13,345,439)
Net change in unrealized appreciation on investments	571,006,525	841,731,398

Net increase in net assets resulting from operations	504,412,591	795,250,892

DISTRIBUTIONS TO SHAREHOLDERS:
From tax return of capital	(248,708,477)	(383,931,834)

Total distributions	(248,708,477)	(383,931,834)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	1,159,117,423	2,828,412,621
Issued to shareholders in reinvestment distributions	1,935,382	2,121,281
Cost of shares redeemed	(105,287,834)	(323,983,737)

Net increase from share transactions	1,055,764,971	2,506,550,165

Net increase in net assets	1,311,469,085	2,917,869,223

NET ASSETS:
Beginning of period	7,384,684,613	4,466,815,390

End of period *	$8,696,153,698	$7,384,684,613

*Including distributions in excess of net investment loss, net of income taxes of:	$(77,851,868)	$(56,770,164)

OTHER INFORMATION:
SHARE TRANSACTIONS:
Beginning shares	417,561,799	273,740,266
Shares sold	65,000,000	162,250,000
Distributions reinvested	108,346	121,533
Shares redeemed	(5,900,000)	(18,550,000)

Shares outstanding, end of period	476,770,145	417,561,799

See Notes to Financial Statements.

11   |  May 31, 2014

Alerian MLP ETF
Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2014 (Unaudited)	For the Year Ended November 30, 2013	For the Year Ended November 30, 2012	For the Period January 1, 2011 to November 30, 2011 (a)	For the Period August 25, 2010 (Inception) to December 31, 2010

NET ASSET VALUE, BEGINNING OF PERIOD	$17.69	$16.32	$15.97	$16.05	$15.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.08)	(0.09)	(0.09)	(0.08)	(0.03)
Net realized and unrealized gain on investments	1.19	2.53	1.44	1.00	1.33

Total from investment operations	1.11	2.44	1.35	0.92	1.30

DISTRIBUTIONS:
From net realized gains	–	–	(0.00)(b)(c)	(0.14)(b)	–
From tax return of capital	(0.56)	(1.07)	(1.00)	(0.86)	(0.25)

Total distributions	(0.56)	(1.07)	(1.00)	(1.00)	(0.25)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.55	1.37	0.35	(0.08)	1.05

NET ASSET VALUE, END OF PERIOD	$18.24	$17.69	$16.32	$15.97	$16.05

TOTAL RETURN(d)	6.35%	15.16%	8.62%	5.93%	8.66%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$8,696,154	$7,384,685	$4,466,815	$1,713,387	$611,467

RATIO TO AVERAGE NET ASSETS:
Expenses (excluding net current and deferred tax expenses/benefits and franchise tax expense)	0.85%(e)	0.85%	0.85%	0.85%(e)	0.85%(e)
Expenses (including net current and deferred tax expenses/benefits)(f)	8.55%(e)	8.56%	4.85%	4.86%(e)	13.56%(e)
Expenses (including current and deferred tax expenses/benefits)(g)	0.54%(e)	0.55%	0.54%	0.53%(e)	0.52%(e)
Net investment loss (excluding deferred tax expenses/benefits and franchise tax expense)	(0.85)%(e)	(0.85)%	(0.85)%	(0.85)%(e)	(0.85)%(e)
Net investment loss (including deferred tax expenses/benefits)	(0.54)%(e)	(0.55)%	(0.54)%	(0.53)%(e)	(0.52)%(e)
Portfolio turnover rate(h)	8%	12%	12%	10%	12%

(a)	Effective March 7, 2011, the Board approved changing the fiscal year-end of the Fund from December 31 to November 30.
(b)	Based on average shares outstanding during the period.
(c)	Less than ($0.005) per share.
(d)

Total return is calculated assuming an initial investment made at the net assets value at the beginning of the period and redemption at the net asset value on the last day of the period, and assuming all distributions are reinvested at actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(e)	Annualized.
(f)	Includes amount of current and deferred taxes/benefits for all components of the Statement of Operations.
(g)	Includes amount of current and deferred tax benefit associated with net investment loss.
(h)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

12   |  May 31, 2014

Alerian Energy Infrastructure ETF
Schedule of Investments	May 31, 2014 (Unaudited)

Security Description	Shares	Value

Canadian Infrastructure (20.43%)
Energy (14.68%)
AltaGas, Ltd.	5,641	$250,705
Gibson Energy, Inc.	8,777	253,686
Inter Pipeline, Ltd.	8,586	251,570
Pembina Pipeline Corp.	6,307	249,011
Veresen, Inc.	15,629	245,181

Total Energy		1,250,153

Utilities (5.75%)
Emera, Inc.	7,537	236,543
Keyera Corp.	3,745	253,616

Total Utilities		490,159

Total Canadian Infrastructure
(Cost $1,563,109)		1,740,312

Canadian Master Limited Partnership Affiliates (9.81%)
Energy (9.81%)
Enbridge, Inc.	8,943	425,005
TransCanada Corp.	8,820	410,618

Total Energy		835,623

Total Canadian Master Limited Partnership Affiliates
(Cost $789,155)		835,623

Master Limited Partnerships (24.68%)
Energy (24.68%)
Buckeye Partners LP	3,851	302,150
Energy Transfer Partners LP	5,089	286,613
Enterprise Products Partners LP	4,172	312,149
Genesis Energy LP	4,996	284,772
Magellan Midstream Partners LP	4,057	332,187
MarkWest Energy Partners LP	4,371	270,783
Western Gas Partners LP	4,356	313,588

Total Energy		2,102,242

Total Master Limited Partnerships
(Cost $1,964,039)		2,102,242

U.S. Infrastructure (14.54%)
Utilities (14.54%)
Atmos Energy Corp.	3,701	185,420
CenterPoint Energy, Inc.	7,258	175,063
Dominion Resources, Inc.	2,459	169,573
DTE Energy Co.	2,392	182,079
NiSource, Inc.	4,847	181,132
OGE Energy Corp.	4,743	174,210

See Notes to Financial Statements.

13   |  May 31, 2014

Alerian Energy Infrastructure ETF
Schedule of Investments	May 31, 2014 (Unaudited)

Security Description		Shares	Value

Utilities (continued)
Questar Corp.		7,126	$171,523

Total Utilities			1,239,000

Total U.S. Infrastructure
(Cost $1,194,454)			1,239,000

U.S. Master Limited Partnership Affiliates (29.93%)
Energy (29.93%)
EnLink Midstream LLC		8,952	369,449
Kinder Morgan, Inc.		10,519	351,230
ONEOK, Inc.		5,709	368,173
Plains GP Holdings LP, Class A		12,038	332,249
Spectra Energy Corp.		8,997	365,098
Targa Resources Corp.		3,422	393,393
The Williams Cos., Inc.		7,885	370,280

Total Energy			2,549,872

Total U.S. Master Limited Partnership Affiliates
(Cost $2,300,550)			2,549,872

	7 Day Yield	Shares	Value

Short Term Investments (0.50%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000%(a)	42,579	42,579

Total Short Term Investments
(Cost $42,579)			42,579

Total Investments (99.89%)
(Cost $7,853,886)			8,509,628

Net Other Assets and Liabilities (0.11%)			9,704

Net Assets (100.00%)			$8,519,332

(a)	Less than 0.0005%.

Common Abbreviations:

LLC - Limited Liability Company.

LP - Limited Partnership.

Ltd. - Limited.

See Notes to Financial Statements.

14   |  May 31, 2014

Alerian Energy Infrastructure ETF
Statement of Assets and Liabilities	May 31, 2014 (Unaudited)

ASSETS:
Investments, at value	$8,509,628
Dividends receivable	14,216

Total Assets	8,523,844

LIABILITIES:
Payable to adviser	4,512

Total Liabilities	4,512

NET ASSETS	$8,519,332

NET ASSETS CONSIST OF:
Paid-in capital	$7,716,862
Accumulated net investment income	43,009
Accumulated net realized gain on investments and foreign currency transactions	103,676
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	655,785

NET ASSETS	$8,519,332

INVESTMENTS, AT COST	$7,853,886

PRICING OF SHARES
Net Assets	$8,519,332
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	300,002
Net Asset Value, offering and redemption price per share	$28.40

See Notes to Financial Statements.

15   |  May 31, 2014

Alerian Energy Infrastructure ETF
Statement of Operations	For the Six Months Ended May 31, 2014 (Unaudited)

INVESTMENT INCOME:
Dividends	$111,323
Foreign taxes withheld	(6,181)

Total Investment Income	105,142

EXPENSES:
Investment adviser fees	18,606

Total Expenses	18,606

NET INVESTMENT INCOME	86,536

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain on investments	101,123
Net realized loss on foreign currency transactions	(816)

Net realized gain	100,307

Net change in unrealized appreciation on investments	677,514
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	78

Net change in unrealized appreciation	677,592

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	777,899

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$864,435

See Notes to Financial Statements.

16   |  May 31, 2014

Alerian Energy Infrastructure ETF
Statements of Changes in Net Assets	May 31, 2014 (Unaudited)

	For the Six Months Ended May 31, 2014 (Unaudited)	For the Period November 1, 2013 (Commencement of Operations) to November 30, 2013

OPERATIONS:
Net investment income	$86,536	$8,118
Net realized gain on investments and foreign currency transactions	100,307	–
Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	677,592	(21,807)

Net increase/(decrease) in net assets resulting from operations	864,435	(13,689)

DISTRIBUTIONS:
From net investment income	(48,276)	–

Total distributions	(48,276)	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	7,832,974	3,743,019
Cost of shares redeemed	(3,859,131)	–

Net increase from share transactions	3,973,843	3,743,019

Net increase in net assets	4,790,002	3,729,330

NET ASSETS:
Beginning of period	3,729,330	–

End of period *	$8,519,332	$3,729,330

*Including accumulated net investment income of:	$43,009	$4,749

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	150,002	–
Shares sold	300,000	–
Shares redeemed	(150,000)	150,002

Shares outstanding, end of period	300,002	150,002

See Notes to Financial Statements.

17   |  May 31, 2014

Alerian Energy Infrastructure ETF
Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2014 (Unaudited)	For the Period November 1, 2013 (Commencement of Operations) to November 30, 2013

NET ASSET VALUE, BEGINNING OF PERIOD	$24.86	$25.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.40	0.06
Net realized and unrealized gain/(loss)	3.36	(0.20)

Total from investment operations	3.76	(0.14)

DISTRIBUTIONS:
From net investment income	(0.22)	–

Total distributions	(0.22)	–

NET INCREASE/(DECREASE) IN NET ASSET VALUE	3.54	(0.14)

NET ASSET VALUE, END OF PERIOD	$28.40	$24.86

TOTAL RETURN(b)	15.20%	(0.56)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$8,519	$3,729

Ratio of expenses to average net assets	0.65%(c)	0.65%(c)
Ratio of net investment income to average net assets	3.02%(c)	3.21%(c)
PORTFOLIO TURNOVER RATE(d)	18%	0%

(a)	Based on average shares outstanding during the period.
(b)

Total return is calculated assuming an initial investment made at the net assets value at the beginning of the period and redemption at the net asset value on the last day of the period, and assuming all distributions are reinvested at actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.
(d)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

18   |  May 31, 2014

Alerian Exchange Traded Funds
Notes to Financial Statements	May 31, 2014 (Unaudited)

1. ORGANIZATION

The ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2014, the Trust consisted of twenty-one separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the Alerian MLP ETF and the Alerian Energy Infrastructure ETF (each a “Fund” and collectively, the “Funds”).

The investment objective of the Alerian MLP ETF is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian MLP Infrastructure Index. The Alerian MLP ETF commenced investment operations on August 24, 2010 and began trading on the exchange on August 25, 2010.

The investment objective of the Alerian Energy Infrastructure ETF is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index. The Alerian Energy Infrastructure ETF commenced Investment Operations on November 1, 2013.

Each Fund’s Shares (“Shares”) are listed on the New York Stock Exchange (“NYSE”) Arca. Each Fund issues and redeems Shares at Net Asset Value (“NAV”), in blocks of 50,000 Shares, each of which is called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities included in a specified index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

A. Use of Estimates

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

B. Portfolio Valuation

Each Fund’s NAV is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (the “NASDAQ”) exchange are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ.

The Funds’ investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Funds’ NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities.

C. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may

19   |  May 31, 2014

Alerian Exchange Traded Funds
Notes to Financial Statements	May 31, 2014 (Unaudited)

be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Funds’ investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Fund’s investments at May 31, 2014:

Alerian MLP ETF

Investments in Securities at Value*	Level 1- Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total

Master Limited Partnerships	$9,635,294,262	$–	$–	$9,635,294,262
Short Term Investments	7,794,327	–	–	7,794,327

TOTAL	$9,643,088,589	$–	$–	$9,643,088,589

Alerian Energy Infrastructure ETF
Investments in Securities at Value*	Level 1- Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total

Canadian Infrastructure	$1,740,312	$–	$–	$1,740,312
Canadian Master Limited Partnership Affiliates	835,623	–	–	835,623
Master Limited Partnerships	2,102,242	–	–	2,102,242
U.S. Infrastructure	1,239,000	–	–	1,239,000
U.S. Master Limited Partnership Affiliates	2,549,872	–	–	2,549,872
Short Term Investments	42,579	–	–	42,579

TOTAL	$8,509,628	$–	$–	$8,509,628

*	For detailed descriptions of sectors, see the accompanying Schedule of Investments.

20   |  May 31, 2014

Alerian Exchange Traded Funds
Notes to Financial Statements	May 31, 2014 (Unaudited)

Each Fund recognizes transfers between levels as of the end of the period. For the six months ended May 31, 2014, the Funds did not have any transfers between Level 1 and Level 2 securities. The Funds did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

D. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the last in, first out (“LIFO”) cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis, including amortization of premiums and accretion of discounts.

E. Dividends and Distributions to Shareholders

Each Fund intends to declare and make quarterly distributions, or as the Board may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Distributions from net investment income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds.

Distributions received from each Fund’s investments in Master Limited Partnerships (“MLPs”) may be comprised of both income and return of capital. Each Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded. For the six months ended May 31, 2014, the Alerian MLP ETF distributed $248,708,477 of which 100% is anticipated to be characterized as return of capital from MLP distributions received.

The Alerian MLP ETF also expects a portion of the distributions it receives from MLPs may be treated as a tax deferred return of capital, thus reducing the Alerian MLP ETF’s current tax liability. Return of capital distributions are not taxable income to the shareholder, but reduce the investor’s tax basis in the investor’s Fund Shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund Shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Funds when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Funds.

F. Federal Income Taxation and Tax Basis Information

Alerian MLP ETF

The Alerian MLP ETF is taxed as a regular C-corporation for federal income tax purposes. Currently, the maximum marginal regular federal income tax rate for a corporation is 35 percent. The Fund may be subject to a 20 percent federal alternative minimum tax on its federal alternative taxable income to the extent that its alternative minimum tax exceeds its regular federal income tax. This differs from most investment companies, which elect to be treated as “regulated investment companies” under the Code in order to avoid paying entity level income taxes. Under current law, the Fund is not eligible to elect treatment as a regulated investment company due to its investments primarily in MLPs invested in energy assets. As a result, the Fund will be obligated to pay applicable federal and state corporate income taxes on its taxable income as opposed to most other investment companies which are not so obligated. The Fund expects that a portion of the distributions it receives from MLPs may be treated as a tax-deferred return of capital, thus reducing the Fund’s current tax liability. However, the amount of taxes currently paid by the Fund will vary depending on the amount of income and gains derived from investments and/or sales of MLP interests and such taxes will reduce your return from an investment in the Fund.

Cash distributions from MLPs to the Fund that exceed such Fund’s allocable share of such MLP’s net taxable income are considered a tax-deferred return of capital that will reduce the Fund’s adjusted tax basis in the equity securities of the MLP. These reductions in such Fund’s adjusted tax basis in the MLP equity securities will increase the amount of gain (or decrease the amount of loss) recognized by the Fund on a subsequent sale of the securities. The Fund will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (ii) capital appreciation of its investments. Upon the sale of an MLP security, the Fund may be liable for previously deferred taxes. The Fund will rely to some extent on information provided by the MLPs, which is not necessarily timely, to estimate deferred tax liability for purposes of financial statement reporting and determining the NAV. From time to time, ALPS Advisors, Inc. will modify the estimates or assumptions related to the Fund’s deferred tax liability as new information becomes available. The Fund will generally compute deferred income taxes based on the marginal regular federal income tax rate applicable to corporations and an assumed rate attributable to state taxes.

The Fund recognizes interest and penalties related to unrecognized tax benefits within the income tax expense line in the accompanying statement of operations. Accrued interest and penalties are included within the related tax liability line in the balance sheet.

21   |  May 31, 2014

Alerian Exchange Traded Funds
Notes to Financial Statements	May 31, 2014 (Unaudited)

Since the Fund will be subject to taxation on its taxable income, the NAV of Fund shares will also be reduced by the accrual of any deferred tax liabilities. The Index however is calculated without any adjustments for taxes. As a result, the Fund’s after tax performance could differ significantly from the Index even if the pretax performance of the Fund and the performance of the Index are closely correlated.

The Fund’s income tax expense/ (benefit) consists of the following:

Alerian MLP ETF	Period ended May 31, 2014

	Current	Deferred	Total

Federal	$–	$ 278,955,454	$ 278,955,454
State	–	18,396,707	18,396,707

Net tax expense (benefit)	$–	$ 297,352,161	$ 297,352,161

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes.

Components of the Fund’s deferred tax assets and liabilities are as follows:

Alerian MLP ETF		As of May 31, 2014	As of November 30, 2013

Deferred tax assets:
Accrued franchise taxes		$ 156,822	$ 290,794
Charitable contribution carryforward		180,987	71,563
Income recognized from MLP investments		22,164,316	14,111,686
Credit for prior year minimum tax		331,761	331,761
Federal net operating loss carryforward		397,688,841	165,703,528
Federal capital loss carryforward		17,759,189	2,681,936
Less Deferred tax liabilities:
Net unrealized gain on investment securities		(1,328,478,284)	(794,414,660)
State taxes, net of federal benefit		(56,744,344)	(38,365,159)

Total net deferred tax liability		$ (946,940,712)	$ (649,588,551)

As of November 30, 2013, the Fund had net operating loss carryforwards for federal income tax purposes, which may be carried forward for 20 years as follows:
Alerian MLP ETF	Period-Ended	Amount	Expiration

Federal	11/30/2012	$ 92,112,756	11/30/2032
Federal	11/30/2013	392,158,981	11/30/2033
Federal	5/31/2014	651,982,094	11/30/2034

Total		$ 1,136,253,831

The Fund also has state tax net operating loss carryforwards of various amounts per state. The Deferred Tax Assets associated with these state tax net operating losses are as follows:
Alerian MLP ETF	Period-Ended	Amount	Expiration

State	11/30/2012	$ 2,950,477	Varies by State (5-20 years)
State	11/30/2013	8,314,607	Varies by State (5-20 years)
State	5/31/2014	14,216,12	Varies by State (5-20 years)

Total		$ 25,481,206

The capital loss carryforward is available to offset future taxable income. The capital loss can be carried forward for 5 years and, accordingly, would begin to expire as of November 30, 2018. The Fund has net capital loss carryforwards for federal income tax purposes as follows:

Alerian MLP ETF	Period-Ended	Amount	Expiration

Federal	11/30/2013	$ 7,221,829	11/30/2018
Federal	5/31/2014	43,518,712	11/30/2019

Total		$ 50,740,541

22   |  May 31, 2014

Alerian Exchange Traded Funds
Notes to Financial Statements	May 31, 2014 (Unaudited)

Although the Fund currently has a net deferred tax liability, it reviews the recoverability of its deferred tax assets based upon the weight of available evidence. When assessing the recoverability of its deferred tax assets, significant weight was given to the effects of potential future realized and unrealized gains on investments and the period over which these deferred tax assets can be realized. Currently, any capital losses that may be generated by the Fund in the future are eligible to be carried back up to three years and can be carried forward for five years to offset capital gains recognized by the fund in those years. For Federal Tax purposes, net operating losses that may be generated by the Fund in the future are eligible to be carried back up to two years and can be carried forward for 20 years to offset income generated by the Fund in those years.

Based upon the Fund’s assessment, it has determined that it is more likely than not that its deferred tax assets will be realized through future taxable income of the appropriate character. Accordingly, no valuation allowance has been established for the Fund’s deferred tax assets. The Fund will continue to assess the need for a valuation allowance in the future. Significant declines in the fair value of its portfolio of investments may change the Fund’s assessment of the recoverability of these assets and may result in the recording of a valuation allowance against all or a portion of the Fund’s gross deferred tax assets.

Total income tax benefit (current and deferred) differs from the amount computed by applying the federal statutory income tax rate of 35% to net investment and realized and unrealized gain/(losses) on investment before taxes as follows:

Alerian MLP ETF	As of May 31, 2014

Income tax expense at statutory rate	$280,617,663
State income taxes (net of federal benefit)	17,482,053
Permanent differences, net	(1,662,209)
Change in estimated state deferred rate	(408,464)
Other	1,323,118

Net income tax expense/(benefit)	$297,352,161

The following is a tabular reconciliation of the total amounts of unrecognized tax benefits:
Alerian MLP ETF	As of May 31, 2014

Unrecognized tax benefit – Beginning	$–
Gross increases – tax positions in prior period	–
Gross decreases – tax positions in prior period	–
Gross increases – tax positions in current period	–
Settlement	–
Lapse of statute of limitations	–

Unrecognized tax benefit – Ending	$–

The Fund recognizes interest accrued related to unrecognized tax benefits and penalties as income tax expense.

For the period from inception to May 31, 2014, the Fund had no accrued penalties or interest.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of the fund. The tax period ended November 30, 2013 remains subject to examination by tax authorities in the United States. Due to the nature of the Fund’s investments, the Fund may be required to file income tax returns in several states. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Alerian Energy Infrastructure ETF

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/ (accumulated losses) are finalized at fiscal year-end: accordingly, tax basis balances have not been determined as of May 31, 2014.

No provision for income taxes is included in the accompanying financial statements, as the Alerian Energy Infrastructure ETF intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as

23   |  May 31, 2014

Alerian Exchange Traded Funds
Notes to Financial Statements	May 31, 2014 (Unaudited)

amended, applicable to regulated investment companies. The Alerian Energy Infrastructure ETF evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the period ended May 31, 2014, the Alerian Energy Infrastructure ETF did not have a liability for any unrecognized tax benefits. The Alerian Energy Infrastructure ETF files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Being that the Fund commenced operations on November 1, 2013; no tax returns have been filed as of the date of this report.

At November 30, 2013, the Alerian Energy Infrastructure ETF had no unused capital loss carryforwards.

During the period ended November 30, 2013, the Alerian Energy Infrastructure Fund paid no distributions.

As of May 31, 2014, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/ (depreciation) on investments were as follows:

	Alerian MLP ETF	Alerian Energy Infrastructure ETF

Gross appreciation
(excess of value over tax cost)	$3,776,302,604	$752,023
Gross depreciation
(excess of tax cost over value)	(39,653,963)	(37,341)

Net unrealized appreciation (depreciation)	$3,736,648,641	$714,682

Cost of investments for income tax purposes	$5,906,439,948	$7,794,946

The difference between cost amounts for financial statement purposes is due primarily to the recognition of pass-through income from a Fund’s investments in master limited partnerships.

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) acts as each Fund’s investment adviser pursuant to advisory agreements with the Trust on behalf of each Fund (the “Advisory Agreements”). Pursuant to the Advisory Agreements, each Fund pays the Adviser a unitary fee for the services and facilities it provides payable on a monthly basis as a percentage of the relevant Fund’s average daily net assets as set out below.

Fund	Advisory Fee

Alerian MLP ETF	0.85%*
Alerian Energy Infrastructure ETF	0.65%

*

Effective June 9, 2014, the Alerian MLP ETF’s unitary advisory fee as a percentage of net assets is subject to the following breakpoints: (i) 85 basis points (0.85%) for average net assets up to and including $10 billion, (ii) 80 basis points (0.80%) for average net assets greater than $10 billion up to and including $15 billion, (iii) 75.5 basis points (0.755%) for average net assets greater than $15 billion up to and including $20 billion, and (iv) 71.5 basis points (0.715%) for average net assets greater than $20 billion.

Out of the unitary management fees, the Adviser pays substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit, trustees and other services, except for taxes, interest expenses, distribution fees or expenses, brokerage expenses, and extraordinary expenses such as litigation, and other expenses not incurred in the ordinary course of the each Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all the Funds’ expenses and to compensate the Adviser for providing services for each Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Funds.

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $5,000, (2) a per meeting fee or $3,750, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.

24   |  May 31, 2014

Alerian Exchange Traded Funds
Notes to Financial Statements	May 31, 2014 (Unaudited)

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2014, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales

Alerian MLP ETF	$649,744,527	$800,741,571
Alerian Energy Infrastructure ETF	1,230,413	964,545
For the six-months ended May 31, 2014, the cost of in-kind purchases and proceeds from in-kind sales were as follows:
Fund	Purchases	Sales

Alerian MLP ETF	$1,156,550,924	$–
Alerian Energy Infrastructure ETF	6,575,615	2,861,602

5. MASTER LIMITED PARTNERSHIPS

MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the roughly ninety MLPs in existence, fifty are eligible for inclusion in the Index, approximately two-thirds trade on the NYSE and the rest trade on the NASDAQ. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

6. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of each Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made again the Trust that have not yet occurred.

25   |  May 31, 2014

Alerian Exchange Traded Funds
Additional Information	May 31, 2014 (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

The Trust is required to disclose annually each Fund’s complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for each Fund also will be available at no charge upon request by calling 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203. Each Fund’s Form N-PX also is available on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund’s portfolio holdings with the SEC on Form N-Q. The Trust will also disclose a complete schedule of each Fund’s portfolio holdings with the SEC on Form N-CSR after its second and fourth quarters. Form N-Q and Form N-CSR for each Fund will be available on the SEC’s website at http://www.sec.gov. Each Fund’s Form N-Q and Form N-CSR may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-5850. Each Fund’s Form N-Q and Form N-CSR will be available without charge, upon request, by calling 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

26   |  May 31, 2014

Page Intentionally Left Blank.

SEMI-ANNUAL REPORT | May 31, 2014

This report has been prepared for the Alerian MLP ETF and Alerian Energy  Infrastructure ETF shareholders and may be distributed to others only if preceded or  accompanied by a prospectus.

ALPS Portfolio Solutions Distributor, Inc. is the distributor for the Alerian MLP ETF  and the Alerian Energy Infrastructure ETF.

SEMI-ANNUAL REPORT

ALPS ETF TRUST | May 31, 2014

Barron’s 400SM ETF
Performance Overview	May 31, 2014 (Unaudited)

Investment Objective

The Barron’s 400SM ETF (the “Fund”) seeks investment results that correspond generally, before fees and expenses, to the performance of the Barron’s 400 IndexSM (the “Underlying Index”). The Underlying Index is a rules-based index intended to give investors a means of tracking the overall performance of high performing equity securities of U.S. companies. The Fund will invest at least 80% of its total assets in the equity securities which comprise the Underlying Index.

The Underlying Index generally consists of 400 stocks. The Underlying Index’s stocks are constituents of the MarketGrader U.S. Coverage Universe. In compiling the Index, MarketGrader Capital, LLC (the “Index Provider”) selects the 400 stocks from the MarketGrader U.S. Coverage Universe by using a methodology that selects components based on the strength of their fundamentals in growth, value, profitability and cash flow and then screens such potential Index components for certain criteria regarding concentration, market capitalization and liquidity. The eligible stocks that are selected for inclusion in the Underlying Index’s portfolio are equally weighted. The Underlying Index is rebalanced by the Index Provider semiannually, on the third Friday of March and September each year.

Performance (as of May 31, 2014)

	6 Months	Since Inception^
Barron’s 400SM ETF – NAV	3.49%	21.29%
Barron’s 400SM ETF – Market Price*	3.56%	21.37%
Barron’s 400 IndexSM	3.88%	22.14%

Total Expense Ratio (per the current prospectus) 0.65%

Performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. Call 1-866-759-5679 for current month end performance.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced Investment Operations on June 4, 2013. Total return for a period of less than one year is not annualized.

*	Market Price is based on the midpoint of the bid/ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

The Barron’s 400 IndexSM, calculated by NYSE Euronext or its affiliates, measures the performance of a diversified group of U.S. companies selected in part based on fundamentals-related rules-based criteria. The index includes companies that have scored highest according to fundamentals-related rankings calculated by MarketGrader. Additional rules-based screening provides for sector and market cap diversification. The Index has been licensed to MarketGrader Capital LLC for use with the Barron’s 400 IndexSM. You cannot invest directly in an index.

Funds that emphasize investments in small/mid cap companies will generally experience greater price volatility.

Barron’s 400SM ETF shares are not individually redeemable. Investors buy and sell shares of the Barron’s 400SM ETF on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

1   |  May 31, 2014

Barron’s 400SM ETF
Performance Overview	May 31, 2014 (Unaudited)

Top 10 Holdings* (as of May 31, 2014)

Conn’s, Inc.	0.4%
Questcor Pharmaceuticals, Inc.	0.4%
Nexstar Broadcasting Group, Inc., Class A	0.3%
Pilgrim’s Pride Corp.	0.3%
Allergan, Inc.	0.3%
EPAM Systems, Inc.	0.3%
Gentherm, Inc.	0.3%
US Ecology, Inc.	0.3%
Herbalife, Ltd.	0.3%
Oasis Petroleum, Inc.	0.3%
Total % of Top 10 Holdings	3.2%

*	% of Total Investments

Future holdings are subject to change.

Sector Allocation* (as of May 31, 2014)

Growth of $10,000 (as of May 31, 2014)

Comparison of change in value of a $10,000 investment in the Fund and the Index

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2   |  May 31, 2014

Barron’s 400SM ETF
Disclosure of Fund Expenses	May 31, 2014 (Unaudited)

Shareholder Expense Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2014.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/13	Ending Account Value 5/31/14	Expense Ratio(a)	Expenses Paid During Period 12/1/13 - 5/31/14(b)
Actual	$1,000.00	$1,034.90	0.65%	$3.30
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28

(a)	Annualized, based on the Fund’s most recent fiscal half year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

3   |  May 31, 2014

Barron’s 400SM ETF
Schedule of Investments	May 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (95.89%)
Basic Materials (5.09%)
Albemarle Corp.	9,336	$645,958
American Vanguard Corp.	27,627	420,483
Celanese Corp., Series A	10,876	681,925
CF Industries Holdings, Inc.	2,372	577,131
Dow Chemical Co.	12,108	631,069
Eastman Chemical Co.	7,121	628,499
FMC Corp.	7,540	577,262
Innospec, Inc.	13,582	572,753
International Paper Co.	13,113	624,572
KapStone Paper and Packaging Corp.(a)	19,600	569,380
Monsanto Co.	5,336	650,192
Mosaic Co.	12,212	610,478
Neenah Paper, Inc.	11,800	575,604
NewMarket Corp.	1,510	591,180
Praxair, Inc.	4,552	601,956
Quaker Chemical Corp.	7,655	566,700
Sherwin-Williams Co.	2,976	608,919
Sigma-Aldrich Corp.	6,361	626,749
Valspar Corp.	8,108	605,343
Westlake Chemical Corp.	8,930	721,992

Total Basic Materials		12,088,145

Communications (6.08%)
CalAmp Corp.(a)	19,127	365,326
CBS Corp., Class B	9,132	544,359
Cisco Systems, Inc.	27,668	681,186
Comcast Corp., Class A	12,316	638,461
Conversant, Inc.(a)	23,396	551,678
eBay, Inc.(a)	10,468	531,042
F5 Networks, Inc.(a)	5,301	575,423
Facebook, Inc., Class A(a)	8,824	558,559
FactSet Research Systems, Inc.	5,417	580,377
Google, Inc., Class A(a)	474	270,962
Google, Inc., Class C(a)	474	265,905
Liberty Media Corp., Class A(a)	4,313	548,312
Liquidity Services, Inc.(a)	22,576	347,219
Motorola Solutions, Inc.	9,132	615,679
NeuStar, Inc., Class A(a)	17,238	483,009
Nexstar Broadcasting Group, Inc., Class A	17,257	801,759
NIC, Inc.	31,940	529,246
OpenTable, Inc.(a)	7,254	491,459
Overstock.com, Inc.(a)	28,286	431,644
Priceline Group, Inc.(a)	437	558,761
Scripps Networks Interactive, Inc., Class A	7,660	585,684
Sinclair Broadcast Group, Inc., Class A	22,984	679,867
Stamps.com, Inc.(a)	16,726	540,584
Time Warner Cable, Inc.	4,422	624,210
Ubiquiti Networks, Inc.(a)	10,941	382,497
Verizon Communications, Inc.	12,928	645,883
Walt Disney Co.	7,457	626,463

Total Communications		14,455,554

Security Description	Shares	Value

Consumer, Cyclical (19.01%)
Alaska Air Group, Inc.	6,493	$639,301
Allegiant Travel Co.	5,498	632,270
ANN, Inc.(a)	16,031	623,125
Bed Bath & Beyond, Inc.(a)	8,857	538,948
BorgWarner, Inc.	9,780	615,064
Brunswick Corp.	13,140	566,334
Buckle, Inc.	13,109	587,939
Chipotle Mexican Grill, Inc.(a)	1,014	554,749
Conn’s, Inc.(a)	18,467	861,301
Copart, Inc.(a)	16,520	587,616
CVS Caremark Corp.	8,108	635,019
Delta Air Lines, Inc.	17,752	708,483
Dollar Tree, Inc.(a)	11,211	594,519
Dorman Products, Inc.(a)	10,200	541,926
DR Horton, Inc.	26,680	631,782
Finish Line, Inc., Class A	21,547	617,752
Foot Locker, Inc.	12,967	624,750
Fossil Group, Inc.(a)	4,999	523,695
GameStop Corp., Class A	15,903	601,929
Gap, Inc.	14,427	594,825
Gentherm, Inc.(a)	18,572	763,867
Genuine Parts Co.	7,074	610,698
G-III Apparel Group, Ltd.(a)	7,985	585,460
Goodyear Tire & Rubber Co.	21,958	579,032
Home Depot, Inc.	7,492	601,083
HSN, Inc.	9,827	546,578
Ingram Micro, Inc., Class A(a)	20,623	572,701
Interval Leisure Group, Inc.	22,879	468,791
Las Vegas Sands Corp.	7,295	558,213
LeapFrog Enterprises, Inc.(a)	79,667	552,092
Lennar Corp., Class A	14,468	591,741
Life Time Fitness, Inc.(a)	12,515	665,798
Lions Gate Entertainment Corp.	20,524	536,292
Lumber Liquidators Holdings, Inc.(a)	5,585	433,843
Macy’s, Inc.	10,228	612,555
Madison Square Garden Co., Class A(a)	10,160	557,276
McDonald’s Corp.	6,285	637,488
MDC Holdings, Inc.	20,372	582,843
Multimedia Games Holding Co., Inc.(a)	19,656	565,110
NIKE, Inc., Class B	7,553	580,901
Nordstrom, Inc.	9,607	653,852
Nu Skin Enterprises, Inc., Class A	8,330	615,087
NVR, Inc.(a)	512	570,184
O’Reilly Automotive, Inc.(a)	4,101	606,743
Panera Bread Co., Class A(a)	3,208	492,781
PetSmart, Inc.	9,032	519,069
Pier 1 Imports, Inc.	30,761	541,701
Polaris Industries, Inc.	4,235	545,976
Pool Corp.	9,748	562,752
Popeyes Louisiana Kitchen, Inc.(a)	14,076	604,142
PulteGroup, Inc.	30,575	598,047
Ralph Lauren Corp.	3,758	576,778
Ross Stores, Inc.	8,194	560,879
Ruth’s Hospitality Group, Inc.	49,152	602,112

4   |  May 31, 2014

Barron’s 400SM ETF
Schedule of Investments	May 31, 2014 (Unaudited)

Security Description	Shares	Value

Consumer, Cyclical (continued)
Ryland Group, Inc.	14,532	$547,856
Spirit Airlines, Inc.(a)	9,506	561,519
Steven Madden, Ltd.(a)	16,514	526,136
Taylor Morrison Home Corp., Class A(a)	24,936	531,137
Tenneco, Inc.(a)	9,852	628,065
Texas Roadhouse, Inc.	22,884	578,508
Tiffany & Co.	6,464	642,586
TiVo, Inc.(a)	44,959	535,012
TJX Cos, Inc.	9,928	540,580
Toro Co.	9,230	596,073
Tractor Supply Co.	8,228	534,985
TRW Automotive Holdings Corp.(a)	7,377	626,086
Ulta Salon Cosmetics & Fragrance, Inc.(a)	5,884	499,552
Under Armour, Inc., Class A(a)	9,759	495,660
UniFirst Corp.	5,435	537,793
Vera Bradley, Inc.(a)	21,201	571,367
Visteon Corp.(a)	7,080	645,271
Vitamin Shoppe, Inc.(a)	13,358	574,127
WABCO Holdings, Inc.(a)	5,696	608,162
Wal-Mart Stores, Inc.	8,059	618,689
Williams-Sonoma, Inc.	9,055	605,961
World Fuel Services Corp.	13,494	625,582
WW Grainger, Inc.	2,379	614,663

Total Consumer, Cyclical		45,179,162

Consumer, Non-Cyclical (19.04%)
Allergan, Inc.	4,513	755,747
Alliance Data Systems Corp.(a)	2,098	537,193
American Public Education, Inc.(a)	16,986	600,285
Amgen, Inc.	4,755	551,532
Anika Therapeutics, Inc.(a)	13,836	647,940
Barrett Business Services, Inc.	9,600	452,736
Biogen Idec, Inc.(a)	1,684	537,819
Boston Beer Co., Inc., Class A(a)	2,482	532,166
Brown-Forman Corp., Class B	6,772	627,561
Cambrex Corp.(a)	30,884	663,697
Constellation Brands, Inc., Class A(a)	7,288	613,139
CR Bard, Inc.	4,104	607,023
DaVita HealthCare Partners, Inc.(a)	8,566	604,674
Deluxe Corp.	11,297	633,649
Edwards Lifesciences Corp.(a)	8,062	654,634
Eli Lilly & Co.	9,941	595,068
Emergent Biosolutions, Inc.(a)	21,856	474,057
ExlService Holdings, Inc.(a)	20,216	572,921
FleetCor Technologies, Inc.(a)	5,097	644,312
Fresh Market, Inc.(a)	17,442	534,597
Gilead Sciences, Inc.(a)	7,867	638,879
Global Payments, Inc.	8,312	569,871
Grand Canyon Education, Inc.(a)	12,382	545,427
H&E Equipment Services, Inc.(a)	16,008	554,677
Heartland Payment Systems, Inc.	13,659	566,166
Herbalife, Ltd.	11,323	734,070
Hershey Co.	5,690	553,865
Hormel Foods Corp.	12,740	626,935

Security Description	Shares	Value

Consumer, Non-Cyclical (continued)
Ingredion, Inc.	9,073	$690,909
Inter Parfums, Inc.	17,032	508,746
Intuitive Surgical, Inc.(a)	1,315	486,208
J&J Snack Foods Corp.	6,260	586,374
Johnson & Johnson	6,364	645,691
Kellogg Co.	9,748	672,417
Keurig Green Mountain, Inc.	5,204	586,907
Korn/Ferry International(a)	20,315	616,967
Kraft Foods Group, Inc.	10,772	640,503
Kroger Co.	13,756	656,711
Lancaster Colony Corp.	6,155	549,580
Lannett Co., Inc.(a)	13,544	565,868
Mastercard, Inc., Class A	7,506	573,834
MAXIMUS, Inc.	13,150	587,542
MEDNAX, Inc.(a)	9,544	550,021
Monster Beverage Corp.(a)	8,620	598,056
Moody’s Corp.	7,358	629,403
Morningstar, Inc.	7,429	528,499
Mylan, Inc.(a)	11,197	558,058
Myriad Genetics, Inc.(a)	16,609	550,754
PAREXEL International Corp.(a)	10,568	533,156
Paychex, Inc.	14,060	578,007
PDL BioPharma, Inc.	69,538	651,571
PepsiCo, Inc.	7,363	650,374
Pharmacyclics, Inc.(a)	4,924	437,399
Pilgrim’s Pride Corp.(a)	30,879	785,563
Quanta Services, Inc.(a)	16,624	564,385
Questcor Pharmaceuticals, Inc.	9,500	856,236
Regeneron Pharmaceuticals, Inc.(a)	1,827	560,816
Repligen Corp.(a)	38,763	745,801
ResMed, Inc.	13,413	671,455
Robert Half International, Inc.	14,331	653,349
Rollins, Inc.	19,908	610,578
RPX Corp.(a)	37,451	608,579
RR Donnelley & Sons Co.	31,708	502,255
Salix Pharmaceuticals, Ltd.(a)	5,232	596,867
Sanderson Farms, Inc.	7,720	714,177
SEI Investments Co.	17,530	577,263
Team Health Holdings, Inc.(a)	13,101	665,137
Total System Services, Inc.	19,496	589,949
TrueBlue, Inc.(a)	21,239	577,913
Tupperware Brands Corp.	7,308	611,826
Tyson Foods, Inc., Class A	14,313	607,730
United Rentals, Inc.(a)	6,497	656,521
UnitedHealth Group, Inc.	7,411	590,138
USANA Health Sciences, Inc.(a)	8,918	641,293
Varian Medical Systems, Inc.(a)	7,101	585,477

Total Consumer, Non-Cyclical		45,237,503

Diversified Financial Services (0.23%)
Credit Acceptance Corp.(a)	4,189	547,083

Total Diversified Financial Services		547,083

Energy (7.38%)
Approach Resources, Inc.(a)	28,628	558,819
Atwood Oceanics, Inc.(a)	12,752	629,311
Bonanza Creek Energy, Inc.(a)	12,416	665,746

5   |  May 31, 2014

Barron’s 400SM ETF
Schedule of Investments	May 31, 2014 (Unaudited)

Security Description	Shares	Value

Energy (continued)
Cabot Oil & Gas Corp.	17,899	$648,660
Cimarex Energy Co.	5,232	675,608
Continental Resources, Inc.(a)	4,999	701,660
CVR Energy, Inc.	14,769	695,029
Dril-Quip, Inc.(a)	5,758	588,583
EOG Resources, Inc.	6,444	681,775
Flotek Industries, Inc.(a)	22,068	626,290
FMC Technologies, Inc.(a)	11,695	679,012
FutureFuel Corp.	28,971	497,722
Geospace Technologies Corp.(a)	8,252	418,541
Helmerich & Payne, Inc.	5,781	635,621
Hess Corp.	7,388	674,524
Kodiak Oil & Gas Corp.(a)	50,605	644,202
Northern Oil and Gas, Inc.(a)	45,456	693,204
Oasis Petroleum, Inc.(a)	14,690	727,154
Oceaneering International, Inc.	8,485	611,344
Renewable Energy Group, Inc.(a)	50,026	494,757
Rosetta Resources, Inc.(a)	12,890	607,506
SandRidge Permian Trust, Royalty Trust	49,665	604,920
Schlumberger, Ltd.	6,679	694,883
Seadrill, Ltd.	17,850	678,300
Southwestern Energy Co.(a)	13,236	601,841
Unit Corp.(a)	9,644	612,587
Warren Resources, Inc.(a)	126,417	578,990
Western Refining, Inc.	14,759	605,414

Total Energy		17,532,003

Financials (13.83%)
Affiliated Managers Group, Inc.(a)	3,146	593,336
Aflac, Inc.	9,438	577,889
Air Lease Corp.	16,108	664,616
Alleghany Corp.(a)	1,440	606,413
Allstate Corp.	10,876	633,636
American Equity Investment Life Holding Co.	25,380	571,558
American Express Co.	6,632	606,828
AmTrust Financial Services, Inc.	15,846	676,623
Apollo Commercial Real Estate Finance, Inc.	35,732	598,511
Apollo Investment Corp.	71,827	601,910
Assurant, Inc.	9,231	625,954
Assured Guaranty, Ltd.	22,984	561,269
Bank of the Ozarks, Inc.	8,671	511,936
Berkshire Hathaway, Inc., Class B(a)	4,847	622,064
BofI Holding, Inc.(a)	6,445	495,169
CBOE Holdings, Inc.	10,626	538,526
Cohen & Steers, Inc.	15,700	635,693
Columbia Banking System, Inc.	20,623	510,832
Discover Financial Services	10,205	603,422
Eagle Bancorp, Inc.(a)	16,416	524,820
East West Bancorp, Inc.	16,078	538,291
Eaton Vance Corp.	15,904	590,834
Evercore Partners, Inc., Class A	10,364	570,435
Everest Re Group, Ltd.	3,988	638,160
Fifth Third Bancorp	26,218	542,450
First Republic Bank	11,031	561,037

Security Description	Shares	Value

Financials (continued)
Forestar Group, Inc.(a)	31,807	$554,078
Franklin Resources, Inc.	11,628	641,982
HCI Group, Inc.	15,782	611,868
HFF, Inc., Class A	17,841	576,621
Hilltop Holdings, Inc.(a)	25,959	538,649
Inland Real Estate Corp.	56,743	602,611
Jones Lang LaSalle, Inc.	5,028	609,846
MarketAxess Holdings, Inc.	9,419	502,504
Marsh & McLennan Cos, Inc.	12,294	618,019
Medley Capital Corp.	43,915	544,107
Oritani Financial Corp.	37,352	562,895
Outerwall, Inc.(a)	9,014	637,560
PNC Financial Services Group, Inc.	6,682	569,774
Portfolio Recovery Associates, Inc.(a)	10,365	578,263
Prosperity Bancshares, Inc.	9,104	529,216
Regional Management Corp.(a)	23,088	332,236
RenaissanceRe Holdings, Ltd.	6,156	641,271
Signature Bank(a)	4,616	534,625
Stifel Financial Corp.(a)	12,212	551,982
T Rowe Price Group, Inc.	7,351	599,327
Third Point Reinsurance, Ltd.(a)	38,678	589,840
Travelers Cos, Inc.	7,184	671,345
Triangle Capital Corp.	23,084	605,955
Universal Insurance Holdings, Inc.	40,735	508,780
US Bancorp	14,195	598,886
Virtus Investment Partners, Inc.(a)	3,311	610,846
Visa, Inc., Class A	2,534	544,379
Waddell & Reed Financial, Inc., Class A	8,267	499,161
Walter Investment Management Corp.(a)	20,316	587,336
WisdomTree Investments, Inc.(a)	45,602	473,805
World Acceptance Corp.(a)	7,885	622,836

Total Financials		32,852,815

Industrials (15.27%)
3M Co.	4,600	655,730
AGCO Corp.	11,551	623,292
AMERCO	2,434	672,027
American Railcar Industries, Inc.	8,215	536,440
Argan, Inc.	20,628	632,248
Astronics Corp.(a)	8,928	489,790
Boeing Co.	4,923	665,836
CAI International, Inc.(a)	25,032	556,461
Crown Holdings, Inc.(a)	13,543	661,575
Cummins, Inc.	4,170	637,718
Deere & Co.	6,841	623,694
Dover Corp.	7,344	640,250
DXP Enterprises, Inc.(a)	5,848	406,845
Eagle Materials, Inc.	6,876	598,005
EnerSys, Inc.	8,345	576,139
Exponent, Inc.	8,004	566,123
Federal Signal Corp.	39,392	540,458
FEI Co.	5,852	488,349
Flowserve Corp.	7,833	577,605
Franklin Electric Co., Inc	13,852	530,532

6   |  May 31, 2014

Barron’s 400SM ETF
Schedule of Investments	May 31, 2014 (Unaudited)

Security Description	Shares	Value

Industrials (continued)
Generac Holdings, Inc.	9,899	$481,883
Genesee & Wyoming, Inc., Class A(a)	6,155	599,189
Gentex Corp.	19,188	554,917
Graco, Inc.	7,972	581,797
Gulfmark Offshore, Inc., Class A	13,236	614,283
Heartland Express, Inc.	27,092	585,865
HEICO Corp.	9,813	511,159
Honeywell International, Inc.	6,466	602,308
JB Hunt Transport Services, Inc.	8,456	656,694
Kirby Corp.(a)	5,644	623,944
Lennox International, Inc.	6,464	548,923
Lincoln Electric Holdings, Inc.	8,228	540,497
Masco Corp.	25,960	552,948
Measurement Specialties, Inc.(a)	9,132	580,156
Methode Electronics, Inc.	18,864	587,614
Mettler-Toledo International, Inc.(a)	2,506	614,020
Middleby Corp.(a)	2,169	518,001
Norfolk Southern Corp.	6,156	620,217
Old Dominion Freight Line, Inc.(a)	10,523	673,052
OSI Systems, Inc.(a)	9,335	531,628
Packaging Corp. of America	8,388	580,114
Pall Corp.	6,772	573,859
Patrick Industries, Inc.(a)	13,852	523,606
PGT, Inc.(a)	51,414	442,675
Proto Labs, Inc.(a)	8,765	578,315
Rock Tenn Co., Class A	5,659	571,729
Rockwell Automation, Inc.	4,950	599,346
Smith & Wesson Holding Corp.(a)	43,139	685,047
Snap-on, Inc.	5,370	629,740
Stanley Black & Decker, Inc.	7,492	654,801
Sturm Ruger & Co., Inc.	9,561	579,588
Sun Hydraulics Corp.	13,852	511,416
Swift Transportation Co.(a)	23,429	580,102
Taser International, Inc.(a)	32,884	436,371
Trinity Industries, Inc.	8,246	713,526
Union Pacific Corp.	3,209	639,457
United Parcel Service, Inc., Class B	6,156	639,485
Universal Display Corp.(a)	17,648	461,672
US Ecology, Inc.	15,596	770,442
Valmont Industries, Inc.	4,093	634,210
Wabtec Corp.	7,433	585,274
Zebra Technologies Corp., Class A(a)	8,516	632,739

Total Industrials		36,281,726

Technology (9.96%)
Akamai Technologies, Inc.(a)	10,006	543,726
Apple, Inc.	1,099	695,667
Applied Materials, Inc.	30,784	621,529
Aspen Technology, Inc.(a)	13,088	562,653
Broadridge Financial Solutions, Inc.	16,104	660,587
Brocade Communications Systems, Inc.(a)	58,388	532,499
Cirrus Logic, Inc.(a)	31,022	686,517

Security Description	Shares	Value

Technology (continued)
Cognizant Technology Solutions Corp., Class A(a)	12,126	$589,445
Computer Programs & Systems, Inc.	8,887	565,035
DST Systems, Inc.	6,056	552,004
EMC Corp.	21,749	577,653
EPAM Systems, Inc.(a)	17,787	748,300
Fiserv, Inc.(a)	10,264	616,969
iGATE Corp.(a)	18,709	652,383
Intel Corp.	23,907	653,139
International Business Machines Corp.	3,274	603,595
Intuit, Inc.	7,454	591,028
j2 Global, Inc.	12,242	579,781
Jack Henry & Associates, Inc.	10,370	601,356
Manhattan Associates, Inc.(a)	15,926	516,958
Micron Technology, Inc.(a)	24,936	712,920
Microsoft Corp.	15,209	622,656
MTS Systems Corp.	8,620	570,644
NCR Corp.(a)	16,828	549,602
NetScout Systems, Inc.(a)	16,018	622,620
Oracle Corp.	15,495	651,100
PDF Solutions, Inc.(a)	30,760	612,739
Pegasystems, Inc.	31,330	665,450
PTC, Inc.(a)	16,008	589,094
QUALCOMM, Inc.	7,667	616,810
SanDisk Corp.	7,599	734,291
Skyworks Solutions, Inc.	15,858	686,810
SolarWinds, Inc.(a)	13,522	528,575
Synaptics, Inc.(a)	9,815	668,205
Synchronoss Technologies, Inc.(a)	16,420	521,335
Syntel, Inc.(a)	6,507	526,416
Take-Two Interactive Software, Inc.(a)	27,500	567,325
Teradata Corp.(a)	13,032	547,214
Xilinx, Inc.	11,184	525,201

Total Technology		23,669,831

TOTAL COMMON STOCKS (Cost $219,294,631)		227,843,822

LIMITED PARTNERSHIPS (3.95%)
Basic Materials (0.74%)
CVR Partners LP	28,757	552,710
PetroLogistics LP	47,100	678,710
Terra Nitrogen Co., LP	3,875	538,238

Total Basic Materials		1,769,658

Communications (0.30%)
LIN Media LLC, Class A(a)	28,424	714,579

Total Communications		714,579

Energy (1.69%)
Alliance Holdings GP LP	9,968	640,942
Alliance Resource Partners LP	7,316	665,391
Magellan Midstream Partners LP	8,601	704,250
Oiltanking Partners LP	8,208	731,332

7   |  May 31, 2014

Barron’s 400SM ETF
Schedule of Investments	May 31, 2014 (Unaudited)

Security Description		Shares	Value

Energy (continued)
QR Energy LP		32,627	$584,676
Tesoro Logistics LP		9,648	672,466

Total Energy			3,999,057

Financials (0.94%)
Apollo Global Management LLC, Class A		18,023	447,511
Fortress Investment Group LLC, Class A		75,727	537,662
KKR & Co., LP		25,756	585,434
Lazard, Ltd., Class A		13,136	663,368

Total Financials			2,233,975

Industrials (0.28%)
Golar LNG Partners LP		20,394	671,982

Total Industrials			671,982

TOTAL LIMITED PARTNERSHIPS (Cost $9,098,764)			9,389,251

7 Day Yield		Shares	Value

SHORT TERM INVESTMENTS (0.09%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000% (b)	214,745	214,745

TOTAL SHORT TERM INVESTMENTS (Cost $214,745)			214,745

TOTAL INVESTMENTS (99.93%) (Cost $228,608,140)			$237,447,818

NET OTHER ASSETS AND LIABILITIES (0.07%)			168,549

NET ASSETS (100.00%)			$237,616,367

(a)	Non-income producing security.
(b)	Less than 0.0005%.

Common Abbreviations:

LLC - Limited Liability Company.

LP - Limited Partnership.

Ltd. - Limited.

See Notes to Financial Statements.

8   |  May 31, 2014

Barron’s 400SM ETF
Statement of Assets and Liabilities	May 31, 2014 (Unaudited)

ASSETS:
Investments, at value	$237,447,818
Cash	81,572
Receivable for shares sold	195
Dividends receivable	216,419

Total Assets	237,746,004

LIABILITIES:
Payable to adviser	129,637

Total Liabilities	129,637

NET ASSETS	$237,616,367

NET ASSETS CONSIST OF:
Paid-in capital	$218,054,160
Accumulated net investment income	698,060
Accumulated net realized gain on investments	10,024,469
Net unrealized appreciation on investments	8,839,678

NET ASSETS	$237,616,367

INVESTMENTS, AT COST	$228,608,140

PRICING OF SHARES
Net Assets	$237,616,367
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	7,850,002
Net Asset Value, offering and redemption price per share	$30.27

See Notes to Financial Statements.

9   |  May 31, 2014

Barron’s 400SM ETF
Statement of Operations	For the Six Months Ended May 31, 2014 (Unaudited)

INVESTMENT INCOME:
Dividends*	$1,520,701

Total investment income	1,520,701

EXPENSES:
Investment adviser fees	705,995

Total expenses	705,995

NET INVESTMENT INCOME	814,706

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain on investments	10,488,163
Net change in unrealized depreciation on investments	(4,003,708)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	6,484,455

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,299,161

* Net of foreign tax witholding.	$150

See Notes to Financial Statements.

10   |  May 31, 2014

Barron’s 400SM ETF
Statement of Changes in Net Assets

	For the Six Months Ended May 31, 2014 (Unaudited)	For the Period June 4, 2013 (Commencement) to November 30, 2013

OPERATIONS:
Net investment income	$814,706	$333,420
Net realized gain on investments	10,488,163	2,436,210
Net change in unrealized appreciation/(depreciation) on investments	(4,003,708)	12,843,386

Net Increase in Net Assets Resulting from Operations	7,299,161	15,613,016

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(356,623)	–

Total distributions	(356,623)	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	125,228,438	197,335,901
Cost of shares redeemed	(76,206,502)	(31,297,024)

Net increase from share transactions	49,021,936	166,038,877

Net increase in net assets	55,964,474	181,651,893

NET ASSETS
Beginning of period	181,651,893	–

End of period *	$237,616,367	$181,651,893

*Including accumulated net investment income of:	$698,060	$239,977

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	6,200,002	–
Shares sold	4,150,000	7,350,002
Shares redeemed	(2,500,000)	(1,150,000)

Shares outstanding, end of period	7,850,002	6,200,002

See Notes to Financial Statements.

11   |  May 31, 2014

Barron’s 400SM ETF
Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2014 (Unaudited)	For the Period June 4, 2013 (Commencement) to November 30, 2013

NET ASSET VALUE, BEGINNING OF PERIOD	$29.30	$25.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11	0.10
Net realized and unrealized gain	0.91	4.20

Total from investment operations	1.02	4.30

DISTRIBUTIONS:
From net investment income	(0.05)	–

Total distributions	(0.05)	–

NET INCREASE IN NET ASSET VALUE	0.97	4.30

NET ASSET VALUE, END OF PERIOD	$30.27	$29.30

TOTAL RETURN(b)	3.49%	17.20%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$237,616	$181,652

Ratio of expenses to average net assets	0.65%(c)	0.65%(c)
Ratio of net investment income to average net assets	0.75%(c)	0.78%(c)
Portfolio turnover rate(d)	12%	11%

(a)	Based on average shares outstanding during the period.
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at actual reinvestment prices. Total return calculated for a period less than one year is not annualized.

(c)	Annualized.
(d)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

12   |  May 31, 2014

Barron’s 400SM ETF
Notes to Financial Statements	May 31, 2014 (Unaudited)

1. ORGANIZATION

The ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2014, the Trust consisted of twenty-one separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the Barron’s 400SM ETF (the “Fund”). The investment objective of the Fund is to seek investment results that correspond generally, before fees and expenses, to the performance of the Barron’s 400 IndexSM. The Fund commenced operations on June 4, 2013.

The Fund’s Shares (“Shares”) are listed on the New York Stock Exchange (“NYSE”) Arca. The Fund issues and redeems Shares at Net Asset Value (“NAV”) in blocks of 50,000 Shares, each of which is called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities included in a specified index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (the “NASDAQ”) exchange are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities.

B. Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability; including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

13   |  May 31, 2014

Barron’s 400SM ETF
Notes to Financial Statements	May 31, 2014 (Unaudited)

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities and Limited Partnerships, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2	–

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2014:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$227,843,822	$–	$–	$227,843,822
Limited Partnerships*	9,389,251	–	–	9,389,251
Short Term Investments	214,745	–	–	214,745

TOTAL	$237,447,818	$–	$–	$237,447,818

*  For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the six months ended May 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

D. Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid annually or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

E. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/ (accumulated losses) are finalized at fiscal year-end: accordingly, tax basis balances have not been determined as of May 31, 2014.

14   |  May 31, 2014

Barron’s 400SM ETF
Notes to Financial Statements	May 31, 2014 (Unaudited)

At November 30, 2013, the Fund had available for tax purposes unused capital loss carry forwards as follows:

Short-Term	Long-Term

$504,350	$–

During the period ended November 30, 2013 there were no distributions made by the Fund.

As of May 31, 2014, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/ (depreciation) on investments were as follows:

Barron’s 400SM ETF

Gross appreciation
(excess of value over tax cost)	$18,559,289
Gross depreciation
(excess of tax cost over value)	(9,549,676)

Net unrealized appreciation (depreciation)	9,009,613

Cost of investments for income tax purposes	$228,438,205

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales and investments in partnerships.

F. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Being that the Fund commenced operations on June 4, 2013; no tax returns have been filed as of the date of this report.

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) acts as the Fund’s investment adviser pursuant to an Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.65% of the Fund’s average daily net assets. From time to time, the Adviser may waive all or a portion of its fee.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the licensing fee of the Index provider, and the cost of transfer agency, custody, fund administration, legal, audit and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all of the Fund’s expenses and to compensate the Adviser for providing services for the Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Fund.

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $5,000, (2) a per meeting fee or $3,750, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.

15   |  May 31, 2014

Barron’s 400SM ETF
Notes to Financial Statements	May 31, 2014 (Unaudited)

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2014, the cost of purchases and proceeds from sales of investment securities, excluding in-kind transactions and short-term investments, were as follows:

Fund	Purchases	Sales

Barron’s 400SM ETF	$98,858,354	$26,688,443

For the six months ended May 31, 2014, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales

Barron’s 400SM ETF	$51,842,049	$74,350,332

Gains on in-kind transactions are not considered taxable for federal income tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

16   |  May 31, 2014

Barron’s 400SM ETF
Additional Information	May 31, 2014 (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

The Trust is required to disclose annually each Fund’s complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for each Fund also will be available at no charge upon request by calling 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203. Each Fund’s Form N-PX also is available on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund’s portfolio holdings with the SEC on Form N-Q. The Trust will also disclose a complete schedule of each Fund’s portfolio holdings with the SEC on Form N-CSR after its second and fourth quarters. Form N-Q and Form N-CSR for each Fund will be available on the SEC’s website at http://www.sec.gov. Each Fund’s Form N-Q and Form N-CSR may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-5850. Each Fund’s Form N-Q and Form N-CSR will be available without charge, upon request, by calling 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

17   |  May 31, 2014

Must be accompanied or preceded by a prospectus.

ALPS Portfolio Solutions Distributor, Inc. is the Distributor for the Barron’s 400SM ETF.

May 31, 2014

An ALPS Advisors Solution

RiverFront Strategic Income Fund

table of

CONTENTS

Performance Overview	1

Disclosure of Fund Expenses	3

Schedule of Investments	4

Statement of Assets and Liabilities	6

Statement of Operations	7

Statement of Changes of Net Assets	8

Financial Highlights	9

Notes to Financial Statements	10

Additional Information	14

May 31, 2014

RiverFront Strategic Income Fund
Performance Overview	May 31, 2014 (Unaudited)

Investment Objective

The RiverFront Strategic Income Fund (the “Fund”) seeks total return, with an emphasis on income as the source of that total return. The Fund seeks to achieve its investment objective by investing in a global portfolio of fixed income securities of various maturities, ratings and currency denominations. The Fund intends to utilize various investment strategies in a broad array of fixed income sectors.

Performance Overview

The Fund performed relatively well during the six-month period from December 1, 2013 through May 31, 2014, despite a challenging environment for shorter duration fixed income portfolios. Over the six months, the Fund’s market price returned 3.44% vs. 3.29% for the Barclays Capital U.S. Aggregate Bond Index. The Fund was comprised entirely of shorter maturity high-yield bonds during this period, and the headwind of its shorter duration was offset by the strong tightening in risk premiums. Shorter maturity bonds generally underperformed longer maturity bonds during this time period, as yields on shorter-term (2-5 years) U.S. Treasuries rose about 10-17 basis points, while longer-term (10 years) yields actually fell almost 30 basis points. A strong tightening (40 bps) in risk premiums on shorter-term high-yield bonds somewhat offset the negative impact of the higher short-term interest rates.

Performance (as of May 31, 2014)

	6 Months	Since Inception^
RiverFront Strategic Income Fund – NAV	3.61%	5.77%
RiverFront Strategic Income Fund – Market Price*	3.44%	6.10%
Barclays Capital U.S. Aggregate Bond Index	3.29%	3.72%

Total Expense Ratio (per the current prospectus) 0.22%

Performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. Call 1-866-759-5679 for current month end performance.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced Investment Operations on October 8, 2013. Total return for a period of less than one year is not annualized.

*	Price is based on the midpoint of the bid/ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times

Basis Points, or BPS, are units that are equal to 1/100th of 1% and are used to denote the change in a financial instrument.

Barclays Capital U.S. Aggregate Bond Index - An unmanaged index composed of securities from the Barclays Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. The index is not actively managed and does not reflect any deductions for fees, expenses or taxes.

An investor cannot invest directly in an index.

1   |  May 31, 2014

RiverFront Strategic Income Fund
Performance Overview	May 31, 2014 (Unaudited)

Top 10 Holdings* (as of May 31, 2014)

El Paso LLC, First Lien	4.5%
NRG Energy, Inc., Sr. Unsec.	4.3%
E*Trade Financial Corp., Sr. Unsec.	4.1%
HCA, Inc., First Lien	4.1%
Aircastle, Ltd., Sr. Unsec.	4.1%
Frontier Communications Corp., Sr. Unsec.	4.0%
Smithfield Foods, Inc., Sr. Unsec.	4.0%
MGM Resorts International, Sr. Unsec.	3.9%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Sr. Unsec.	3.9%
Lamar Media Corp., Sr. Sub. Series	3.9%
Total % of Top 10 Holdings	40.8%

*	% of Total Investments.

Future holdings are subject to change.

Sector Allocation* (% of Total Investments)

Growth of $10,000 (as of May 31, 2014)

Comparison of Change in Value of $10,000 Investment in the Fund and the Index

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2   |  May 31, 2014

RiverFront Strategic Income Fund
Disclosure of Fund Expenses	May 31, 2014 (Unaudited)

Shareholder Expense Example: As a shareholder of the Fund, you incur two types of costs:(1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the (six month) period and held though May 31, 2014.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/13	Ending Account Value 5/31/14	Expense Ratio(a)	Expenses Paid During Period 12/1/13 - 5/31/14(b)
Actual	$ 1,000.00	$ 1,036.10	0.22%	$1.12
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,023.83	0.22%	$1.11

(a)	Annualized, based on the Fund’s most recent fiscal half year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

3   |  May 31, 2014

RiverFront Strategic Income Fund
Schedule of Investments	May 31, 2014 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS (95.13%)
Basic Materials (6.17%)
ArcelorMittal, Sr. Unsec.(a)
5.75%, 08/05/2020	$9,671,000	$10,372,148
Cascades, Inc., Sr. Unsec.
7.75%, 12/15/2017	2,963,000	3,090,705
United States Steel Corp., Sr. Unsec.
6.05%, 06/01/2017	3,746,000	4,064,410

Total Basic Materials		17,527,263

Communications (19.78%)
Cablevision Systems Corp., Sr. Unsec.
8.63%, 09/15/2017	6,393,000	7,495,792
CenturyLink, Inc., Sr. Unsec.
5.63%, 04/01/2020	9,225,000	9,824,625
DISH DBS Corp., Sr. Unsec.
4.25%, 04/01/2018	6,308,000	6,607,630
Frontier Communications Corp., Sr. Unsec.
8.25%, 04/15/2017	9,485,000	11,109,305
Lamar Media Corp., Sr. Sub. Series
5.88%, 02/01/2022	9,947,000	10,717,893
Windstream Corp., Sr. Unsec.
7.88%, 11/01/2017	9,030,000	10,452,225

Total Communications		56,207,470

Consumer, Cyclical (3.83%)
MGM Resorts International, Sr. Unsec.
7.63%, 01/15/2017	9,553,000	10,878,479

Total Consumer, Cyclical		10,878,479

Consumer, Non-cyclical (26.05%)
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Sr. Unsec.
4.88%, 11/15/2017	10,231,000	10,729,761
Biomet, Inc., Sr. Unsec.
6.50%, 08/01/2020	9,271,000	10,105,390
CHS/Community Health Systems, Inc., First Lien
5.13%, 08/15/2018	9,430,000	9,936,863
DaVita HealthCare Partners, Inc., Sr. Unsec.
6.38%, 11/01/2018	8,485,000	8,919,856
HCA, Inc., First Lien
6.50%, 02/15/2020	9,853,000	11,220,103
Smithfield Foods, Inc., Sr. Unsec.
7.75%, 07/01/2017	9,558,000	11,063,385
Tenet Healthcare Corp., First Lien
6.25%, 11/01/2018	7,996,000	8,845,575

Security Description	Principal Amount	Value

Consumer, Non-cyclical (continued)
United Rentals North America Inc., Second Lien
5.75%, 07/15/2018	$3,000,000	$3,217,500

Total Consumer, Non-cyclical		74,038,433

Energy (10.68%)
Access Midstream Partners LP/ACMP Finance Corp., Sr. Unsec.
6.13%, 07/15/2022	9,185,000	10,057,575
Continental Resources, Inc., Sr. Unsec.
5.00%, 09/15/2022	7,245,000	7,860,825
El Paso LLC, First Lien
7.00%, 06/15/2017	10,999,000	12,442,575

Total Energy		30,360,975

Financials (18.21%)
Aircastle, Ltd., Sr. Unsec.
6.75%, 04/15/2017	9,968,000	11,189,080
Ally Financial, Inc., Sr. Unsec.
5.50%, 02/15/2017	9,447,000	10,279,517
CIT Group, Inc., Sr. Unsec.
4.25%, 08/15/2017	9,853,000	10,345,650
E*Trade Financial Corp., Sr. Unsec.
6.00%, 11/15/2017	10,808,000	11,348,400
General Motors Financial Co., Inc., Sr. Unsec.
4.75%, 08/15/2017	8,030,000	8,592,100

Total Financials		51,754,747

Industrials (3.75%)
Ball Corp., Sr. Unsec.
5.00%, 03/15/2022	10,263,000	10,647,863

Total Industrials		10,647,863

Utilities (6.66%)
AES Corp., Sr. Unsec.
8.00%, 10/15/2017	798,000	937,650
8.00%, 06/01/2020	5,000,000	6,012,500
NRG Energy, Inc., Sr. Unsec.
7.63%, 01/15/2018	10,450,000	11,978,313

Total Utilities		18,928,463

TOTAL CORPORATE BONDS (Cost $266,072,666)		270,343,693

See Notes to Financial Statements.

4   |  May 31, 2014

RiverFront Strategic Income Fund
Schedule of Investments	May 31, 2014 (Unaudited)

Security Description	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (2.09%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000(b)	5,929,831	$5,929,831

TOTAL SHORT TERM INVESTMENTS (Cost $5,929,831)			5,929,831

TOTAL INVESTMENTS (97.22%) (Cost $272,002,497)			$276,273,524

NET OTHER ASSETS AND LIABILITIES (2.78%)			$7,888,954

NET ASSETS (100.00%)			$284,162,478

(a)	Represents a step bond. Rate disclosed is as of May 31, 2014.
(b)	Less than 0.0005%.

Common Abbreviations:

LLC - Limited Liability Company.

LP - Limited Partnership.

Ltd. - Limited.

Sr. - Senior.

Sub. - Subordinated.

Unsec. - Unsecured.

5   |  May 31, 2014

RiverFront Strategic Income Fund
Statement of Assets and Liabilities	May 31, 2014 (Unaudited)

ASSETS:
Investments, at value	$276,273,524
Cash	7,023,729
Interest receivable	4,005,517

Total Assets	287,302,770

LIABILITIES:
Payable for investments purchased	3,087,833
Payable to adviser	52,459

Total Liabilities	3,140,292

NET ASSETS	$284,162,478

NET ASSETS CONSIST OF:
Paid-in capital	$279,920,908
Accumulated net investment income	7,386
Accumulated net realized loss on investments	(36,843)
Net unrealized appreciation on investments	4,271,027

NET ASSETS	$284,162,478

INVESTMENTS, AT COST	$272,002,497

PRICING OF SHARES
Net Assets	$284,162,478
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	11,200,002
Net Asset Value, offering and redemption price per share	$25.37

See Notes to Financial Statements.

6   |  May 31, 2014

RiverFront Strategic Income Fund
Statement of Operations	For the Six Months Ended May 31, 2014 (Unaudited)

INVESTMENT INCOME:
Interest	$3,835,423

Total Investment Income	3,835,423

EXPENSES:
Investment adviser and sub-adviser fees (note 3)	473,733

Total Expenses	473,733
Less fees waived/reimbursed by sub-adviser (note 3)	(247,165)

Net Expenses	226,568

NET INVESTMENT INCOME	3,608,855

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized loss on investments	(36,843)
Net change in unrealized appreciation on investments	3,793,609

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	3,756,766

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,365,621

See Notes to Financial Statements.

7   |  May 31, 2014

RiverFront Strategic Income Fund
Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2014 (Unaudited)	For the Period October 8, 2013 (Commencement) to November 30, 2013

OPERATIONS:
Net investment income	$3,608,855	$246,930
Net realized loss on investments	(36,843)	–
Net change in unrealized appreciation on investments	3,793,609	477,418

Net increase in net assets resulting from operations	7,365,621	724,348

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,736,407)	(111,992)

Total distributions	(3,736,407)	(111,992)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	183,430,919	96,489,989

Net increase from share transactions	183,430,919	96,489,989

Net increase in net assets	187,060,133	97,102,345

NET ASSETS:
Beginning of period	97,102,345	–

End of period *	$284,162,478	$97,102,345

*Including accumulated net investment income of:	$7,386	$134,938

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	3,900,002	–
Shares sold	7,300,000	3,900,002

Shares outstanding, end of period	11,200,002	3,900,002

See Notes to Financial Statements.

8   |  May 31, 2014

RiverFront Strategic Income Fund
Financial Highlights	For a share outstanding throughout the periods presented

	For the Six Months Ended May 31, 2014 (Unaudited)	For the Period October 8, 2013 (Commencement) to November 30, 2013

NET ASSET VALUE, BEGINNING OF PERIOD	$24.90	$24.42

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.44	0.11
Net realized and unrealized gain	0.45	0.40

Total from investment operations	0.89	0.51

DISTRIBUTIONS:
From net investment income	(0.42)	(0.03)

Total distributions	(0.42)	(0.03)

NET INCREASE IN NET ASSET VALUE	0.47	0.48

NET ASSET VALUE, END OF PERIOD	$25.37	$24.90

TOTAL RETURN(b)	3.61%	2.08%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$284,162	$97,102

Ratio of expenses excluding waiver/reimbursement to average net assets	0.46%(c)	0.46%(c)
Ratio of expenses including waiver/reimbursement to average net assets	0.22%(c)	0.22%(c)
Ratio of net investment income including expenses waiver/reimbursement to average net assets	3.50%(c)	3.28%(c)
Portfolio turnover rate(d)	9%	0%

(a)	Based on average shares outstanding during the period.
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and the redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.
(d)	Portfolio turnover rate is not annualized.

See Notes to Financial Statements.

9   |  May 31, 2014

RiverFront Strategic Income Fund
Notes to Financial Statements	May 31, 2014 (Unaudited)

1.   ORGANIZATION

The ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2014, the Trust consists of twenty-one separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the RiverFront Strategic Income Fund (the “Fund”). The investment objective of the Fund is to seek total return, with an emphasis on income as the source of that total return. The Fund commenced operations on October 8, 2013.

The Fund’s Shares (“Shares”) are listed on the New York Stock Exchange (“NYSE”) Arca. The Fund issues and redeems Shares at Net Asset Value (“NAV”) in blocks of 50,000 Shares, each of which is called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities and/or cash. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (the “NASDAQ”) exchange are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ.

Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Municipal securities having a remaining maturity of greater than 60 days are typically valued at the evaluated bid price formulated by an independent pricing service.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities.

B. Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

10   |  May 31, 2014

RiverFront Strategic Income Fund
Notes to Financial Statements	May 31, 2014 (Unaudited)

Valuation techniques used to value the Fund’s investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2014:

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Corporate Bonds	$–	$270,343,693	$–	$270,343,693
Short Term Investments	5,929,831	–	–	5,929,831

TOTAL	$5,929,831	$270,343,693	$–	$276,273,524

*For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the six months ended May 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

D. Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid monthly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

E. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and

11   |  May 31, 2014

RiverFront Strategic Income Fund
Notes to Financial Statements	May 31, 2014 (Unaudited)

composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end: accordingly, tax basis balances have not been determined as of May 31, 2014.

At November 30, 2013, the Fund had no unused capital loss carryforwards available for tax purposes.

During the period ended November 30, 2013, the tax character of the distributions paid was as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital

RiverFront Strategic Income Fund	$111,992	$–	$–

As of May 31, 2014, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/ (depreciation) on investments were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/(Depreciation)	Cost of Investments for Income Tax Purposes

RiverFront Strategic Income Fund	4,271,027	$–	$4,271,027	$272,002,497

F. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Being that the Fund commenced operations on October 8, 2013; no tax returns have been filed as of the date of this report.

3.   INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) acts as the Fund’s investment adviser pursuant to an Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser an annual management fee for the services and facilities it provides equal to 0.22% of the Fund’s average daily net assets.

RiverFront Investment Group, LLC acts as the Fund’s sub-adviser (“Sub-Adviser”) pursuant to a sub-advisory agreement with the Trust (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Fund pays the Sub-Adviser a sub-advisory fee for the services it provides, payable on a monthly basis at the annual rate of 0.24% of the Fund’s average daily net assets. However, the Sub-Adviser has agreed to waive all of its sub-advisory fee until at least March 31, 2015. This waiver may only be terminated by the Fund’s Board (and not by the Fund’s Sub-Adviser) prior to such date.

The Fund’s total annual management fees of 0.46% consists of 0.22% paid to the Fund’s adviser and a fee of 0.24% paid to the Fund’s sub-adviser.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all of the Fund’s expenses and to compensate the Adviser for providing services for the Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Fund.

12   |  May 31, 2014

RiverFront Strategic Income Fund
Notes to Financial Statements	May 31, 2014 (Unaudited)

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $5,000, (2) a per meeting fee of $3,750, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.

4.   PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2014, the cost of purchases and proceeds from sales of investment securities, excluding in-kind transactions and short-term investments, were as follows:

Fund	Purchases	Sales

RiverFront Strategic Income Fund	$19,676,177	$17,554,285

For the six months ended May 31, 2014, the cost of in-kind purchases and proceeds from in-kind sales were as follows:
Fund	Purchases	Sales

RiverFront Strategic Income Fund	$172,159,634	$–

Gains on in-kind transactions are not considered taxable for federal income tax purposes.

5.   CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6.    INDEMNIFICATIONS

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

13   |  May 31, 2014

RiverFront Strategic Income Fund
Additional Information	May 31, 2014 (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

The Trust is required to disclose annually each Fund’s complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for each Fund also will be available at no charge upon request by calling 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203. Each Fund’s Form N-PX also is available on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund’s portfolio holdings with the SEC on Form N-Q. The Trust will also disclose a complete schedule of each Fund’s portfolio holdings with the SEC on Form N-CSR after its second and fourth quarters. Form N-Q and Form N-CSR for each Fund will be available on the SEC’s website at http://www.sec.gov. Each Fund’s Form N-Q and Form N-CSR may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-5850. Each Fund’s Form N-Q and Form N-CSR will be available without charge, upon request, by calling 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

14   |  May 31, 2014

SEMI-ANNUAL REPORT | May 31, 2014
Must be accompanied or preceded by a prospectus.
ALPS Portfolio Solutions Distributor, Inc. is the Distributor for the RiverFront Strategic Income Fund.

May 31, 2014

An ALPS Advisors Solution

table of

CONTENTS

Performance Overview	1

Disclosure of Fund Expenses	4

Financial Statements

Schedule of Investments	5

Statement of Assets and Liabilities	6

Statement of Operations	7

Statements of Changes in Net Assets	8

Financial Highlights	10

Notes to Financial Statements	12

Additional Information	18

www.alpsfunds.com

ALPS Equal Sector Weight ETF
Performance Overview	May 31, 2014 (Unaudited)

Investment Objective

The Fund seeks investment results that replicate as closely as possible, before fees and expenses, the performance of the Banc of America Securities – Merrill Lynch Equal Sector Weight Index (the “Underlying Index”). The Fund’s investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.

The Adviser will seek to match the performance of the Underlying Index. The Underlying Index is an index of indexes comprised in equal proportions of the nine Select Sector SPDR Indexes (“The Underlying Sector Indexes”). These are the Consumer Discretionary Select Sector Index, Consumer Staples Select Sector Index, Materials Select Sector Index, Energy Select Sector Index, Technology Select Sector Index, Utilities Select Sector Index, Financial Select Sector Index, Industrial Select Sector Index and Health Care Select Sector Index. In order to track the securities in the Underlying Index, the Fund will use a “fund of funds” approach, and seek to achieve its investment objective by investing at least 90% if its total assets in the shares of Select Sector SPDR exchange-traded funds (each, an “Underlying Sector ETF” and collectively, the “Underlying Sector ETFs”) that track the Underlying Sector Indexes of which the Underlying Index is comprised.

The Underlying Index is designed to track the equally weighted performance of the Underlying Sector Indexes. Accordingly, each Underlying Index is rebalanced quarterly so that each rebalance will result in each Underlying Sector Index having an Index weight of 11.1% and the Underlying Sector Indexes in aggregate total to 100.0%.

Performance (as of May 31, 2014)

	6 Months	1 Year	3 Year	Since Inception^
ALPS Equal Sector Weight ETF - NAV	8.28%	20.27%	14.34%	19.03%
ALPS Equal Sector Weight ETF - Market Price*	8.26%	20.21%	14.37%	19.08%
Banc of America Securities Merrill Lynch Equal Sector Weight Index	7.46%	18.35%	12.34%	17.00%
S&P 500® Total Return Index	7.62%	20.45%	15.15%	19.30%

Total Expense Ratio (per the current Prospectus) 0.51%

Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than actual data quoted. Call 1.866.675.2639 or visit www.alpsfunds.com for current month end performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was

Semi-Annual Report	1

ALPS Equal Sector Weight ETF
Performance Overview	May 31, 2014 (Unaudited)

greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced Investment Operations on July 6, 2009 with an Inception Date, the first day of trading on the Exchange, of July 7, 2009.

*	Market Price is based on the midpoint of the bid/ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

Banc of America Securities Merrill Lynch Equal Sector Weight Index: a U.S. equity index comprised, in equal weights, of nine sub-indices, and is a price-return index.

S&P 500® Index: the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

An investor cannot invest directly in an index.

The following table shows the sector weights of both the Fund and the S&P 500® as of May 31, 2014:

Sector Weighting Comparison (as of May 31, 2014)

	EQL*	S&P 500®	+/-
Consumer Discretionary	10.7%	11.9%	-1.2%
Consumer Staples	11.3%	9.7%	1.6%
Energy	11.7%	10.5%	1.2%
Financials	10.6%	16.0%	-5.4%
Healthcare	11.0%	13.3%	-2.3%
Industrials	11.2%	10.7%	0.5%
Materials	11.1%	3.5%	7.6%
Technology	11.1%	21.3%	-10.2%
Utilities	11.3%	3.1%	8.2%

Source: S&P 500®

Sector Allocation* (as of May 31, 2014)

Energy	11.7%
Consumer Staples	11.3%
Utilities	11.3%
Industrials	11.2%
Technology	11.1%

Materials	11.1%
Healthcare	11.0%
Consumer Discretionary	10.7%
Financials	10.6%
Money Market Funds	0.0%**
Total	100.0%

*	% of Total Investments.

**	Less than 0.05%.

Future holdings are subject to change.

2	May 31, 2014

ALPS Equal Sector Weight ETF
Performance Overview	May 31, 2014 (Unaudited)

Growth of $10,000 (as of May 31, 2014)

Comparison of Change in Value of $10,000 Investment in the Fund and the Indexes

S&P 500® Index - $23,747
ALPS Equal Sector Weight ETF - Market Price - $23,530
ALPS Equal Sector Weight ETF - NAV - $23,484
Banc of America Securities Merrill Lynch Equal Sector Weight Index - $21,584
$25k
$20k
$15k
$10k
$5k
$23,747
$23,530
$23,484
$21,584
7/6/09
11/30/09
5/31/10
11/30/10
5/31/11
11/30/11
5/31/12
11/30/12
5/31/13
11/30/13
5/31/14

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Semi-Annual Report	3

ALPS Equal Sector Weight ETF
Disclosure of Fund Expenses	May 31, 2014 (Unaudited)

Shareholder Expense Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2014.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/13	Ending Account Value 5/31/14	Expense Ratio(a)	Expenses Paid During Period 12/1/13 - 5/31/14(b)

ALPS Equal Sector Weight ETF
Actual	$ 1,000.00	$ 1,082.80	0.34%	$ 1.77
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,023.24	0.34%	$ 1.72

(a)	Annualized, based on the Fund’s most recent fiscal half year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

4	May 31, 2014

ALPS Equal Sector Weight ETF
Schedule of Investments	May 31, 2014 (Unaudited)

SECURITY DESCRIPTION		SHARES	VALUE

EXCHANGE TRADED FUNDS (99.98%)
Consumer Discretionary (10.69%)
Consumer Discretionary Select Sector SPDR® Fund		205,695	$13,507,991

Consumer Staples (11.32%)
Consumer Staples Select Sector SPDR® Fund		317,801	14,301,045

Energy (11.70%)
Energy Select Sector SPDR® Fund		155,147	14,782,406

Financials (10.64%)
Financial Select Sector SPDR® Fund		602,936	13,439,444

Healthcare (10.98%)
Health Care Select Sector SPDR® Fund		232,121	13,876,193

Industrials (11.18%)
Industrial Select Sector SPDR® Fund		261,475	14,132,724

Materials (11.07%)
Materials Select Sector SPDR® Fund		285,154	13,995,358

Technology (11.13%)
Technology Select Sector SPDR® Fund		372,004	14,069,191

Utilities (11.27%)
Utilities Select Sector SPDR® Fund		333,488	14,236,603

TOTAL EXCHANGE TRADED FUNDS
(Cost $100,956,752)			126,340,955

7 DAY YIELD		SHARES	VALUE

SHORT TERM INVESTMENTS (0.04%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000%(a)	55,898	55,898

TOTAL SHORT TERM INVESTMENTS
(Cost $55,898)			55,898

TOTAL INVESTMENTS (100.02%)
(Cost $101,012,650)			$126,396,853

NET LIABILITIES LESS OTHER ASSETS (-0.02%)			(35,836)

NET ASSETS (100.00%)			$126,361,017

(a)	Less than 0.0005%

Common Abbreviations:

SPDR® - Standard & Poor’s Depositary Receipts

See Notes to Financial Statements.

Semi-Annual Report	5

ALPS Equal Sector Weight ETF
Statement of Assets and Liabilities	May 31, 2014 (Unaudited)

ASSETS:
Investments, at value	$126,396,853

Total Assets	126,396,853

LIABILITIES:
Payable to adviser	35,836

Total Liabilities	35,836

NET ASSETS	$126,361,017

NET ASSETS CONSIST OF:
Paid-in capital	$92,649,413
Undistributed net investment loss	(73,571)
Accumulated net realized gain on investments	8,400,972
Net unrealized appreciation on investments	25,384,203

NET ASSETS	$126,361,017

INVESTMENTS, AT COST	$101,012,650

PRICING OF SHARES
Net Assets	$126,361,017
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	2,350,000
Net Asset Value, offering and redemption price per share	$53.77

See Notes to Financial Statements.

6	May 31, 2014

ALPS Equal Sector Weight ETF
Statement of Operations	For the Six Months Ended May 31, 2014 (Unaudited)

INVESTMENT INCOME:
Dividends	$1,298,632

Total investment income	1,298,632

EXPENSES:
Investment adviser fees	236,456

Total expenses before reimbursement	236,456

Less fees waived/reimbursed by investment adviser	(19,172)

Net Expenses	217,284

NET INVESTMENT INCOME	1,081,348

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain on investments	8,600,402
Net change in unrealized appreciation on investments	684,423

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	9,284,825

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,366,173

See Notes to Financial Statements.

Semi-Annual Report	7

ALPS Equal Sector Weight ETF
Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2014 (Unaudited)	For the Year Ended November 30, 2013

OPERATIONS:
Net investment income	$1,081,348	$1,714,705
Net realized gain on investments	8,600,402	3,556,274
Net change in unrealized appreciation on investments	684,423	17,868,704

Net increase in net assets resulting from operations	10,366,173	23,139,683

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,161,948)	(1,707,676)

Total distributions	(1,161,948)	(1,707,676)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	35,492,980	31,053,389
Cost of shares redeemed	(28,581,136)	(17,832,225)

Net increase from share transactions	6,911,844	13,221,164

Net increase in net assets	16,116,069	34,653,171

NET ASSETS:
Beginning of period	110,244,948	75,591,777

End of period *	$126,361,017	$110,244,948

* Including accumulated net investment income/(loss) of:	$(73,571)	$7,029

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	2,200,000	1,900,000
Shares sold	700,000	700,000
Shares redeemed	(550,000)	(400,000)

Shares outstanding, end of period	2,350,000	2,200,000

See Notes to Financial Statements.

8	May 31, 2014

Intentionally Left Blank

ALPS Equal Sector Weight ETF
Financial Highlights

For the Six Months Ended May 31, 2014 (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD	$50.11

INCOME FROM OPERATIONS:
Net investment income	0.43 (b)
Net realized and unrealized gain	3.70

Total from investment operations	4.13

DISTRIBUTIONS:
From net investment income	(0.47)
From net realized gains	–
From tax return of capital	–

Total distributions	(0.47)

NET INCREASE IN NET ASSET VALUE	3.66

NET ASSET VALUE, END OF PERIOD	$53.77

TOTAL RETURN(c)	8.28%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$126,361

Ratio of expenses excluding reimbursement/waiver to average net assets	0.37%(d)
Ratio of expenses including reimbursement/waiver to average net assets	0.34%(d)
Ratio of net investment income excluding reimbursement/waiver to average net assets	1.66%(d)
Ratio of net investment income including reimbursement/waiver to average net assets	1.69%(d)
Portfolio turnover rate(e)	1%

(a)	Effective March 7, 2011, the Board approved changing the fiscal year end of the Fund from December 31 to November 30.
(b)	Based on average shares outstanding during the period.
(c)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.
(e)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

10	May 31, 2014

For a Share Outstanding Throughout the Periods Presented

For the Year Ended November 30, 2013		For the Year Ended November 30, 2012		For the Period January 1, 2011 to November 30, 2011 (a)		For the Year Ended December 31, 2010		For the Period July 7, 2009 (Inception) to December 31, 2009

$39.79		$35.48		$35.34		$31.13		$25.04
0.81 (	b)	0.69 (	b)	0.41 (	b)	0.68 (	b)	0.31
10.35		4.35		0.18		4.14		6.10

11.16		5.04		0.59		4.82		6.41

(0.84)		(0.71)		(0.45)		(0.61)		(0.31)
–		–		–		–		(0.01)
–		(0.02)		–		–		–

(0.84)		(0.73)		(0.45)		(0.61)		(0.32)

10.32		4.31		0.14		4.21		6.09

$50.11		$39.79		$35.48		$35.34		$31.13

28.41%		14.35%		1.67%		15.67%		25.60%

$110,245		$75,592		$62,091		$53,012		$14,008

0.37%		0.37%		0.37%(d)		0.37%		0.37%(d)

0.34%		0.34%		0.34%(d)		0.34%		0.34%(d)

1.77%		1.76%		1.22%(d)		2.11%		2.57%(d)

1.80%		1.79%		1.25%(d)		2.14%		2.60%(d)
2%		4%		4%		7%		4%

Semi-Annual Report	11

ALPS Equal Sector Weight ETF
Notes to Financial Statements	May 31, 2014 (Unaudited)

1. ORGANIZATION

The ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2014, the Trust consists of twenty-one separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the ALPS Equal Sector Weight ETF (the “Fund”), which commenced on July 7, 2009. The investment objective of the Fund is to seek investment results that replicate as closely as possible, before fees and expenses, the performance of the Bank of America Securities - Merrill Lynch Equal Sector Weight Index.

The Fund’s Shares (“Shares”) are listed on the New York Stock Exchange (“NYSE”) Arca. The Fund issues and redeems Shares at Net Asset Value (“NAV”) in blocks of 50,000 Shares each of which is called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities included in a specified index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (the “NASDAQ”) exchange are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited

12	May 31, 2014

ALPS Equal Sector Weight ETF
Notes to Financial Statements	May 31, 2014 (Unaudited)

to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities.

B. Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Exchange Traded Funds, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

Semi-Annual Report	13

ALPS Equal Sector Weight ETF
Notes to Financial Statements	May 31, 2014 (Unaudited)

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of inputs used to value the Fund’s investments at May 31, 2014:

Investments in Securities at Value *	Level 1 - Unadjusted Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Exchange Traded Funds	$126,340,955	$–	$–	$126,340,955
Short Term Investments	55,898	–	–	55,898

TOTAL	$126,396,853	$–	$–	$126,396,853

* For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the period ended May 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

D. Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid quarterly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

E. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable

14	May 31, 2014

ALPS Equal Sector Weight ETF
Notes to Financial Statements	May 31, 2014 (Unaudited)

earnings/(accumulated losses) are finalized at fiscal year-end: accordingly, tax basis balances have not been determined as of May 31, 2014.

At November 30, 2013, the Fund had available for tax purposes unused post-enactment capital loss carryforwards as follows:

Fund	Short-Term	Long-Term

ALPS Equal Sector Weight ETF	$1,561	$28,345

The tax character of the distributions paid were for the year ended November 30, 2013, as follows:

Ordinary Income

ALPS Equal Sector Weight ETF	$1,707,676

As of May 31, 2014, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Gross appreciation (excess of value over tax cost)	$25,259,564
Gross depreciation (excess of tax cost over value)	–

Net unrealized appreciation (depreciation)	25,259,564

Cost of investments for income tax purposes	$101,137,289

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales.

F. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2014, the fund did not have a liability for any unrecognized tax benefits. The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Semi-Annual Report	15

ALPS Equal Sector Weight ETF
Notes to Financial Statements	May 31, 2014 (Unaudited)

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) acts as the Fund’s investment adviser pursuant to an Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.37% of the Fund’s average daily net assets. ALPS Portfolio Solutions Distributor, Inc. (“APSD”) is both the distributor for the Fund as well as the Select Sector SPDR exchange traded funds (“Underlying Sector ETFs”) that the Fund invests in. As required by exemptive relief obtained by the Underlying Sector ETFs, the Adviser will reimburse the Fund an amount equal to the distribution fee received by APSD from the Underlying Sector ETFs attributable to the Fund’s investment in the Underlying Sector ETFs, for so long as APSD acts as the distributor to the Fund and the Underlying Sector ETFs. From time to time, the Adviser may waive all or a portion of its fee.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for acquired fund fees and expenses, interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all of the Fund’s expenses and to compensate the Adviser for providing services for the Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Fund.

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $5,000, (2) a per meeting fee or $3,750, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2014, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales

ALPS Equal Sector Weight ETF	$3,079,333	$822,435

For the six months ended May 31, 2014, the cost in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales

ALPS Equal Sector Weight ETF	$30,369,333	$25,710,184

Gains on in-kind transactions are generally not considered taxable gains for federal income tax purposes.

16	May 31, 2014

ALPS Equal Sector Weight ETF
Notes to Financial Statements	May 31, 2014 (Unaudited)

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

Semi-Annual Report	17

ALPS Equal Sector Weight ETF
Additional Information	May 31, 2014 (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

The Trust is required to disclose annually each Fund’s complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for each Fund also will be available at no charge upon request by calling 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203. Each Fund’s Form N-PX also is available on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund’s portfolio holdings with the SEC on Form N-Q. The Trust will also disclose a complete schedule of each Fund’s portfolio holdings with the SEC on Form N-CSR after its second and fourth quarters. Form N-Q and Form N-CSR for each Fund will be available on the SEC’s website at http://www.sec.gov. Each Fund’s Form N-Q and Form N-CSR may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-5850. Each Fund’s Form N-Q and Form N-CSR will be available without charge, upon request, by calling 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

18	May 31, 2014

Intentionally Left Blank

Intentionally Left Blank

SEMI-ANNUAL REPORT | May 31, 2014

This report has been prepared for the ALPS Equal Sector Weight ETF shareholders and may be distributed to others only if preceded or accompanied by a prospectus.

ALPS Portfolio Solutions Distributor, Inc., distributor for the ALPS Equal Sector Weight ETF.

An ALPS Advisors Solution

Item 2.	Code of Ethics.

Not Applicable to this Report.

Item 3.	Audit Committee Financial Expert.

Not Applicable to this Report.

Item 4.	Principal Accountant Fees and Services.

Not Applicable to this Report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to Registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees have been implemented after the Registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable to this Report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(a)(3)	Not applicable.

(b)

The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS ETF TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter (Principal Executive Officer)
President

Date:	August 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Carter
Thomas A. Carter (Principal Executive Officer)
President

Date:	August 8, 2014

By:	/s/ Patrick D. Buchanan
Patrick D. Buchanan (Principal Financial Officer)
Treasurer

Date:	August 8, 2014